UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-09102

iShares, Inc.

(Exact name of registrant as specified in charter)

c/o: State Street Bank and Trust Company

100 Summer Street, 4th Floor, Boston, MA 02110

(Address of principal executive offices) (Zip code)

The Corporation Trust Incorporated

2405 York Road, Suite 201, Lutherville-Timonium, Maryland 21093

(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 670-2000

Date of fiscal year end: October 31, 2019

Date of reporting period: April 30, 2019

Item 1.	Reports to Stockholders.

Copies of the semi-annual reports transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company

Act of 1940 are attached.

Information Classification: Confidential

APRIL 30, 2019

2019 SEMI-ANNUAL REPORT (UNAUDITED)

iShares, Inc.

▶	iShares Emerging Markets High Yield Bond ETF | EMHY | Cboe BZX

▶	iShares International High Yield Bond ETF | HYXU | Cboe BZX

▶	iShares J.P. Morgan EM Corporate Bond ETF | CEMB | Cboe BZX

▶	iShares J.P. Morgan EM Local Currency Bond ETF | LEMB | NYSE Arca

▶	iShares US & Intl High Yield Corp Bond ETF | GHYG | Cboe BZX

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of each Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

You may elect to receive all future reports in paper free of charge. If you hold accounts through a financial intermediary, you can follow the instructions included with this disclosure, if applicable, or contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. Please note that not all financial intermediaries may offer this service. Your election to receive reports in paper will apply to all funds held with your financial intermediary.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive electronic delivery of shareholder reports and other communications by contacting your financial intermediary. Please note that not all financial intermediaries may offer this service.

Fund Summary as of April 30, 2019	iShares® Emerging Markets High Yield Bond ETF

Investment Objective

The iShares Emerging Markets High Yield Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated, emerging market high yield sovereign and corporate bonds, as represented by the Morningstar® Emerging Markets High Yield Bond IndexSM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	Since Inception	1 Year	5 Years	Since Inception
Fund NAV	6.75%	3.40%	4.35%	5.01%	3.40%	23.75%	41.31%
Fund Market	6.94	3.60	4.25	5.02	3.60	23.14	41.44
Index	6.98	3.78	4.64	5.37	3.78	25.45	44.83

The inception date of the Fund was 4/3/12. The first day of secondary market trading was 4/3/12.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 10 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (11/01/18)	Ending Account Value (04/30/19)	Expenses Paid During the Period	(a)	Beginning Account Value (11/01/18)	Ending Account Value (04/30/19)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$1,067.50	$2.56		$1,000.00	$1,022.30	$2.51		0.50%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 10 for more information.

Portfolio Information

ALLOCATION BY CREDIT QUALITY

Moody’s Credit Rating*	Percent of Total Investments	(a)
Baa	4.7%
Ba	45.6
B	34.7
Caa	3.8
C	1.2
Not Rated	10.0

TEN LARGEST COUNTRIES

Country	Percent of Total Investments	(a)
Brazil	22.1%
Turkey	13.2
Argentina	7.2
China	6.6
South Africa	4.5
Ukraine	3.4
Egypt	3.2
Ecuador	3.0
Lebanon	2.9
Dominican Republic	2.7

*

Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

F U N D S U M M A R Y	5

Fund Summary as of April 30, 2019	iShares® International High Yield Bond ETF

Investment Objective

The iShares International High Yield Bond ETF (the “Fund”) seeks to track the investment results of an index composed of euro, British pound sterling and Canadian dollar-denominated, high yield corporate bonds, as represented by the Markit iBoxx® Global Developed Markets ex-US High Yield Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	Since Inception	1 Year	5 Years	Since Inception
Fund NAV	3.17%	(4.33)%	(0.76)%	3.37%	(4.33)%	(3.75)%	26.48%
Fund Market	3.52	(4.17)	(0.81)	3.42	(4.17)	(3.98)	26.84
Index	3.36	(4.01)	(0.51)	3.53	(4.01)	(2.52)	27.86

The inception date of the Fund was 4/3/12. The first day of secondary market trading was 4/3/12.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 10 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (11/01/18)	Ending Account Value (04/30/19)	Expenses Paid During the Period	(a)	Beginning Account Value (11/01/18)	Ending Account Value (04/30/19)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$1,031.70	$2.02		$1,000.00	$1,022.80	$2.01		0.40%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 10 for more information.

Portfolio Information

ALLOCATION BY CREDIT QUALITY

Moody’s Credit Rating*	Percent of Total Investments	(a)
Baa	0.8%
Ba	59.3
B	23.3
Caa	4.2
C	0.1
Not Rated	12.3

TEN LARGEST HOLDINGS

Country	Percent of Total Investments	(a)
Italy	19.5%
United States	18.0
France	11.3
Germany	9.0
United Kingdom	7.9
Spain	5.1
Netherlands	4.8
Luxembourg	3.9
Ireland	3.5
Sweden	3.2

*

Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

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Fund Summary as of April 30, 2019	iShares® J.P. Morgan EM Corporate Bond ETF

Investment Objective

The iShares J.P. Morgan EM Corporate Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated, emerging market corporate bonds, as represented by the J.P. Morgan CEMBI Broad Diversified Core Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	Since Inception	1 Year	5 Years	Since Inception
Fund NAV	6.77%	5.81%	4.02%	4.13%	5.81%	21.78%	32.97%
Fund Market	7.32	6.29	4.25	4.20	6.29	23.14	33.55
Index	6.94	6.38	4.63	4.71	6.38	25.40	38.23

The inception date of the Fund was 4/17/12. The first day of secondary market trading was 4/19/12.

Index Performance through May 31, 2017 reflects the performance of the Morningstar® Emerging Markets Corporate Bond IndexSM. Index performance beginning on June 1, 2017 reflects the performance of the J.P. Morgan CEMBI Broad Diversified Core Index.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 10 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (11/01/18)	Ending Account Value (04/30/19)	Expenses Paid During the Period	(a)	Beginning Account Value (11/01/18)	Ending Account Value (04/30/19)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$1,067.70	$2.56		$1,000.00	$1,022.30	$2.51		0.50%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 10 for more information.

Portfolio Information

ALLOCATION BY CREDIT QUALITY

Moody’s Credit Rating*	Percent of Total Investments	(a)
Aa	2.6%
A	19.1
Baa	33.2
Ba	20.0
B	10.0
Caa	0.7
Not Rated	14.4

TEN LARGEST COUNTRIES

Country	Percent of Total Investments	(a)
China	9.7%
Brazil	7.4
Mexico	5.8
Russia	5.6
United Arab Emirates	5.5
Hong Kong	5.5
India	5.1
Colombia	5.0
Israel	4.6
South Korea	4.6

*

Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

F U N D S U M M A R Y	7

Fund Summary as of April 30, 2019	iShares® J.P. Morgan EM Local Currency Bond ETF

Investment Objective

The iShares J.P. Morgan EM Local Currency Bond ETF (the “Fund”) seeks to track the investment results of an index composed of local currency denominated, emerging market sovereign bonds, as represented by the J.P. Morgan GBI-EM Global Diversified 15% Cap 4.5% Floor Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	Since Inception	1 Year	5 Years	Since Inception
Fund NAV	4.37%	(7.41)%	(1.57)%	0.08%	(7.41)%	(7.59)%	0.63%
Fund Market	4.75	(6.99)	(1.60)	0.13	(6.99)	(7.77)	0.98
Index	4.55	(6.74)	(0.95)	0.60	(6.74)	(4.66)	4.59

The inception date of the Fund was 10/18/11. The first day of secondary market trading was 10/20/11.

Index performance through May 31, 2017 reflects the performance of the Bloomberg Barclays Emerging Markets Broad Local Currency Bond Index. Index performancebeginning on June 1, 2017 reflects the performance of the J.P. Morgan GBI-EM Global Diversified 15% Cap 4.5% Floor Index.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 10 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (11/01/18)	Ending Account Value (04/30/19)	Expenses Paid During the Period	(a)	Beginning Account Value (11/01/18)	Ending Account Value (04/30/19)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$1,043.70	$1.52		$1,000.00	$1,023.30	$1.51		0.30%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 10 for more information.

Portfolio Information

ALLOCATION BY CREDIT QUALITY

Moody’s Credit Rating*	Percent of Total Investments	(a)
A	29.9%
Baa	43.3
Ba	22.1
B	4.6
Not Rated	0.1

TEN LARGEST COUNTRIES

Country	Percent of Total Investments	(a)
Brazil	13.2%
Mexico	8.4
Indonesia	6.4
Philippines	4.6
Peru	4.6
Chile	4.6
Dominican Republic	4.6
Argentina	4.6
South Africa	4.6
Czech Republic	4.6

*

Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

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Fund Summary as of April 30, 2019	iShares® US & Intl High Yield Corp Bond ETF

Investment Objective

The iShares US & Intl HighYield Corp Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar, euro, British pound sterling and Canadian dollar-denominated, high yield corporate bonds, as represented by the Markit iBoxx® Global Developed Markets High Yield Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	Since Inception	1 Year	5 Years	Since Inception
Fund NAV	5.15%	4.00%	2.79%	4.91%	4.00%	14.74%	40.35%
Fund Market	5.31	4.01	2.82	4.95	4.01	14.90	40.72
Index	5.27	4.18	2.99	5.08	4.18	15.88	42.02

The inception date of the Fund was 4/3/12. The first day of secondary market trading was 4/5/12.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 10 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (11/01/18)	Ending Account Value (04/30/19)	Expenses Paid During the Period	(a)	Beginning Account Value (11/01/18)	Ending Account Value (04/30/19)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$1,051.50	$2.03		$1,000.00	$1,022.80	$2.01		0.40%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 10 for more information.

Portfolio Information

ALLOCATION BY CREDIT QUALITY

Moody’s Credit Rating*	Percent of Total Investments	(a)
Baa	1.0%
Ba	49.3
B	34.3
Caa	10.7
Ca	0.7
C	0.1
Not Rated	3.9

TEN LARGEST COUNTRIES

Country	Percent of Total Investments	(a)
United States	67.0%
Italy	5.3
United Kingdom	3.6
France	3.5
Canada	3.3
Germany	3.1
Luxembourg	3.1
Netherlands	2.4
Ireland	1.7
Israel	1.5

*

Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

F U N D S U M M A R Y	9

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.ishares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not trade in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary market trading in shares of the fund, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of your Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested at the beginning of the period (or from the commencement of operations if less than 6 months) and held through the end of the period, is intended to help you understand your ongoing costs (in dollars and cents) of investing in your Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on your Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

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Schedule of Investments (unaudited) April 30, 2019	iShares® Emerging Markets High Yield Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Argentina — 1.1%
Pampa Energia SA
7.38%, 07/21/23 (Call 07/21/20)(a)	$400	$358,688
7.50%, 01/24/27 (Call 01/24/22)(a)	350	295,750
YPF SA
6.95%, 07/21/27(a)	700	593,050
7.00%, 12/15/47 (Call 06/15/47)(a)	400	309,492
8.50%, 03/23/21(a)	500	487,213
8.50%, 07/28/25(a)	900	823,500
8.75%, 04/04/24(a)	766	732,430

		3,600,123

Azerbaijan — 0.4%
Southern Gas Corridor CJSC, 6.88%, 03/24/26 (a)	1,200	1,356,000

Bahrain — 0.4%
Oil and Gas Holding Co. BSCC (The)
7.50%, 10/25/27(a)	600	637,500
7.63%, 11/07/24(a)	400	434,966
8.38%, 11/07/28(a)	200	225,451

		1,297,917

Brazil — 15.4%
Banco Bradesco SA/Cayman Islands
5.75%, 03/01/22(a)	800	837,956
5.90%, 01/16/21(a)	800	826,772
Banco BTG Pactual SA/Cayman Islands
5.50%, 01/31/23(a)	200	201,940
7.75%, 02/15/29 (Call 02/15/24)(a)(b)	400	407,456
Banco do Brasil SA/Cayman
3.88%, 10/10/22	1,200	1,195,095
4.63%, 01/15/25(a)	600	606,768
4.75%, 03/20/24(a)	200	203,849
4.88%, 04/19/23(a)	400	410,800
5.38%, 01/15/21(a)	300	307,229
5.88%, 01/26/22(a)	900	937,525
5.88%, 01/19/23(a)	600	631,623
Braskem Finance Ltd.
5.38%, 05/02/22(a)	400	415,654
5.75%, 04/15/21(a)	400	414,922
6.45%, 02/03/24	600	654,000
BRF SA
3.95%, 05/22/23(a)	400	382,000
4.75%, 05/22/24(a)	400	385,000
Caixa Economica Federal
3.50%, 11/07/22(a)	450	445,741
7.25%, 07/23/24 (Call 07/23/19)(a)(b)	200	201,479
Cemig Geracao e Transmissao SA, 9.25%, 12/05/24 (Call 12/05/23)(a)	600	660,000
Centrais Eletricas Brasileiras SA, 5.75%, 10/27/21(a)	1,000	1,035,050
CSN Resources SA
6.50%, 07/21/20(a)	692	700,650
7.63%, 02/13/23 (Call 02/13/21)(a)	200	203,000
Embraer Netherlands Finance BV, 5.05%, 06/15/25	600	632,250
Embraer Overseas Ltd., 5.70%, 09/16/23(a)	450	482,958
Fibria Overseas Finance Ltd., 5.25%, 05/12/24	400	421,620
Gol Finance Inc., 7.00%, 01/31/25 (Call 01/31/22)(a)	400	380,000
GTL Trade Finance Inc./Gerdau Holdings Inc., 5.89%, 04/29/24 (Call 01/29/24)(a)	300	323,480

Security	Par (000)	Value

Brazil (continued)
Itau Unibanco Holding SA/Cayman Islands
5.13%, 05/13/23(a)	$1,120	$1,165,231
5.50%, 08/06/22(a)	960	999,878
5.65%, 03/19/22(a)	800	835,164
5.75%, 01/22/21(a)	300	309,491
6.20%, 12/21/21(a)	800	846,004
JBS Investments GmbH
6.25%, 02/05/23 (Call 02/05/20)(a)	400	406,250
7.25%, 04/03/24 (Call 04/03/20)(a)	400	414,440
JBS Investments II GmbH, 7.00%, 01/15/26 (Call 01/15/21)(a)	600	623,940
JBS USA LUX SA/JBS USA Finance Inc.
5.75%, 06/15/25 (Call 06/15/20)(a)	650	665,044
5.88%, 07/15/24 (Call 07/15/19)(a)	525	536,025
6.75%, 02/15/28 (Call 02/15/23)(a)	600	632,271
MARB BondCo PLC
6.88%, 01/19/25 (Call 01/19/21)(a)	600	598,014
7.00%, 03/15/24 (Call 03/15/20)(a)	400	407,850
Marfrig Holdings Europe BV, 8.00%, 06/08/23 (Call 06/08/19)(a)	600	623,400
Minerva Luxembourg SA, 6.50%, 09/20/26 (Call 09/20/21)(a)	700	687,498
Petrobras Global Finance BV
4.38%, 05/20/23	956	963,170
5.30%, 01/27/25	1,800	1,848,600
5.38%, 01/27/21	594	610,632
5.63%, 05/20/43	500	454,625
5.75%, 02/01/29	1,592	1,592,716
6.00%, 01/27/28	3,268	3,353,785
6.13%, 01/17/22	509	539,667
6.25%, 03/17/24	1,361	1,465,457
6.75%, 01/27/41	700	710,630
6.85%, 06/05/15	1,483	1,446,666
6.88%, 01/20/40	600	615,969
7.25%, 03/17/44	1,086	1,147,506
7.38%, 01/17/27	2,201	2,450,373
8.75%, 05/23/26	1,779	2,132,665
Rio Oil Finance Trust, Series 2014-1, 9.25%, 07/06/24(a)	769	829,008
Rumo Luxembourg Sarl
5.88%, 01/18/25 (Call 01/18/22)(a)	200	202,661
7.38%, 02/09/24 (Call 02/09/21)(a)	600	640,470
Vale Overseas Ltd.
4.38%, 01/11/22	600	611,709
6.25%, 08/10/26	1,200	1,312,650
6.88%, 11/21/36	1,000	1,156,690
6.88%, 11/10/39	1,000	1,161,250
8.25%, 01/17/34	500	632,358

		49,934,574

Chile — 0.5%
Latam Finance Ltd.
6.88%, 04/11/24 (Call 04/11/21)(a)	500	514,240
7.00%, 03/01/26 (Call 03/01/23)(a)	400	409,000
VTR Finance BV, 6.88%, 01/15/24 (Call 01/15/20)(a)	600	621,396

		1,544,636

China — 6.4%
Agile Group Holdings Ltd., 8.50%, 07/18/21 (Call 07/18/20)(a)	400	423,500
CFLD Cayman Investment Ltd.
6.50%, 12/21/20(a)	600	602,250
9.00%, 07/31/21(a)	600	619,800

S C H E D U L E O F I N V E S T M E N T S	11

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® Emerging Markets High Yield Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

China (continued)
China Aoyuan Group Ltd.
7.95%, 09/07/21 (Call 09/07/20)(a)	$300	$310,399
8.50%, 01/23/22 (Call 01/23/21)(a)	400	420,000
China Evergrande Group
6.25%, 06/28/21(a)	800	761,932
7.50%, 06/28/23 (Call 06/28/20)(a)	900	824,531
8.25%, 03/23/22 (Call 03/23/20)(a)	1,200	1,152,990
8.75%, 06/28/25 (Call 06/28/21)(a)	2,666	2,442,722
9.50%, 03/29/24 (Call 03/29/21)(a)	700	669,638
China SCE Group Holdings Ltd.
5.88%, 03/10/22 (Call 03/10/20)(a)	200	194,646
7.45%, 04/17/21 (Call 04/17/20)(a)	400	407,500
CIFI Holdings Group Co. Ltd.
5.50%, 01/23/22 (Call 01/23/20)(a)	400	391,500
6.88%, 04/23/21 (Call 04/23/20)(a)	200	203,500
Consolidated Energy Finance SA, 6.88%, 06/15/25 (Call 06/15/20)(a)	300	309,000
Country Garden Holdings Co. Ltd.
4.75%, 07/25/22 (Call 07/25/20)(a)	400	392,390
4.75%, 09/28/23 (Call 09/28/20)(a)	400	385,202
7.25%, 04/04/21 (Call 10/04/19)(a)	400	408,084
Easy Tactic Ltd.
5.75%, 01/13/22 (Call 01/13/20)(a)	600	586,227
5.88%, 02/13/23 (Call 11/17/20)(a)	400	382,434
7.00%, 04/25/21 (Call 04/25/20)(a)	200	202,250
Fantasia Holdings Group Co. Ltd.
7.38%, 10/04/21 (Call 10/04/19)(a)	200	180,771
8.38%, 03/08/21(a)	400	375,700
Fortune Star BVI Ltd.
5.25%, 03/23/22 (Call 03/23/20)(a)	1,000	982,815
5.38%, 12/05/20(a)	200	201,204
Greenland Global Investment Ltd., 5.88%, 07/03/24(a)	600	562,971
KWG Group Holdings Ltd.
6.00%, 09/15/22 (Call 03/15/20)(a)	400	393,898
7.88%, 09/01/23 (Call 09/01/21)(a)	400	404,500
New Metro Global Ltd., 6.50%, 04/23/21 (Call 04/23/20)(a)	200	200,750
Powerlong Real Estate Holdings Ltd., 5.95%, 07/19/20(a)	400	396,000
Scenery Journey Ltd.
13.00%, 11/06/22 (Call 11/06/20)(a)	400	429,700
13.75%, 11/06/23 (Call 11/06/21)(a)	300	322,275
Shimao Property Holdings Ltd., 4.75%, 07/03/22 (Call 07/03/20)(a)	800	799,748
Sunac China Holdings Ltd.
7.35%, 07/19/21 (Call 07/19/20)(a)	600	609,669
7.88%, 02/15/22 (Call 02/15/21)(a)	400	407,977
7.95%, 08/08/22 (Call 08/08/20)(a)	400	408,490
8.35%, 04/19/23 (Call 04/19/21)(a)	200	205,471
Times China Holdings Ltd.
6.25%, 01/17/21 (Call 01/31/20)(a)	200	200,000
7.63%, 02/21/22 (Call 02/21/21)(a)	400	411,000
Yuzhou Properties Co. Ltd.
7.90%, 05/11/21 (Call 05/11/20)(a)	400	411,138
8.50%, 02/04/23 (Call 02/04/22)(a)	200	206,714
8.50%, 02/26/24 (Call 02/26/22)(a)	400	407,378
8.63%, 01/23/22(a)	200	208,708

		20,817,372

Security	Par (000)	Value

Colombia — 1.4%
Banco de Bogota SA
4.38%, 08/03/27(a)	$400	$403,040
5.38%, 02/19/23(a)	400	417,126
6.25%, 05/12/26(a)	600	653,556
Bancolombia SA
4.88%, 10/18/27 (Call 10/18/22)(b)	600	603,402
5.13%, 09/11/22	400	416,000
Colombia Telecomunicaciones SA ESP, 5.38%, 09/27/22 (Call 09/27/19)(a)	345	350,175
Grupo Aval Ltd., 4.75%, 09/26/22(a)	600	611,073
Millicom International Cellular SA
5.13%, 01/15/28 (Call 09/20/22)(a)	200	195,801
6.00%, 03/15/25 (Call 03/15/20)(a)	700	727,125
6.63%, 10/15/26 (Call 10/15/21)(a)	200	213,780

		4,591,078

Ghana — 0.1%
Tullow Oil PLC, 7.00%, 03/01/25 (Call 03/01/21)(a)	400	407,280

India — 1.6%
ABJA Investment Co. Pte Ltd.
5.45%, 01/24/28(a)	600	561,000
5.95%, 07/31/24(a)	625	637,453
Bharti Airtel International Netherlands BV
5.13%, 03/11/23(a)	400	413,030
5.35%, 05/20/24(a)	600	622,851
Bharti Airtel Ltd., 4.38%, 06/10/25(a)	600	591,138
Greenko Dutch BV, 5.25%, 07/24/24 (Call 07/24/20)(a)	400	389,650
JSW Steel Ltd., 5.25%, 04/13/22(a)	200	200,451
Vedanta Resources Ltd.
6.13%, 08/09/24 (Call 08/09/21)(a)	600	541,821
6.38%, 07/30/22(a)	600	585,975
7.13%, 05/31/23(a)	300	292,520
8.25%, 06/07/21(a)	400	413,954

		5,249,843

Indonesia — 0.1%
Pelabuhan Indonesia III Persero PT, 4.88%, 10/01/24(a)	200	208,625

Israel — 2.5%
Teva Pharmaceutical Finance Co. BV, 2.95%, 12/18/22	350	328,625
Teva Pharmaceutical Finance Netherlands III BV
2.20%, 07/21/21	1,751	1,678,894
2.80%, 07/21/23	1,875	1,700,025
3.15%, 10/01/26	2,100	1,753,773
4.10%, 10/01/46	1,200	848,712
6.00%, 04/15/24 (Call 01/15/24)	800	813,484
6.75%, 03/01/28 (Call 12/01/27)	800	823,244

		7,946,757

Jamaica — 0.5%
Digicel Group One Ltd., 8.25%, 12/30/22 (Call 12/30/20)(a)	713	469,511
Digicel Group Two Ltd., 8.25%, 09/30/22 (Call 09/30/20)(a)	487	188,403
Digicel Ltd.
6.00%, 04/15/21 (Call 05/30/19)(a)	650	570,700
6.75%, 03/01/23 (Call 03/01/20)(a)	600	422,280

		1,650,894

Kazakhstan — 1.3%
Development Bank of Kazakhstan JSC, 4.13%, 12/10/22(a)	750	755,625
Halyk Savings Bank of Kazakhstan JSC
5.50%, 12/21/22 (Call 05/30/19)(a)	147	146,700
7.25%, 01/28/21(a)	600	628,839
Kazakhstan Temir Zholy Finance BV, 6.95%, 07/10/42(a)	600	708,000

12	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® Emerging Markets High Yield Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Kazakhstan (continued)
KazMunayGas National Co. JSC
3.88%, 04/19/22(a)	$200	$201,980
4.75%, 04/19/27(a)	600	621,000
5.75%, 04/19/47(a)	800	840,000
Nostrum Oil & Gas Finance BV, 8.00%, 07/25/22 (Call 07/25/19)(a)	400	283,000

		4,185,144

Mexico — 1.4%
Axtel SAB de CV, 6.38%, 11/14/24 (Call 11/14/20)(a)	200	200,079
Banco Mercantil del Norte SA/Grand Cayman, 5.75%, 10/04/31 (Call 10/04/26)(a)(b)	400	391,690
Banco Nacional de Comercio Exterior SNC, 3.80%, 08/11/26 (Call 08/11/21)(a)(b)	400	394,000
BBVA Bancomer SA/Texas, 5.13%, 01/18/33 (Call 01/18/28)(a)(b)	600	568,500
Cemex Finance LLC, 6.00%, 04/01/24 (Call 04/01/20)(a)	650	667,729
Cemex SAB de CV
5.70%, 01/11/25 (Call 01/11/20)(a)	700	717,500
6.13%, 05/05/25 (Call 05/05/20)(a)	400	415,824
7.75%, 04/16/26 (Call 04/16/21)(a)	600	655,500
Credito Real SAB de, 7.25%, 07/20/23 (Call 07/20/20)(a)	400	413,846

		4,424,668

Oman — 0.7%
Bank Muscat SAOG, 3.75%, 05/03/21(a)	400	392,510
Lamar Funding Ltd., 3.96%, 05/07/25(a)	600	525,789
National Bank of Oman SAOG, 5.63%, 09/25/23(a)	400	399,594
Oztel Holdings SPC Ltd.
5.63%, 10/24/23(a)	400	401,436
6.63%, 04/24/28(a)	500	487,402

		2,206,731

Panama — 0.3%
C&W Senior Financing DAC
6.88%, 09/15/27 (Call 09/15/22)(a)	600	602,250
7.50%, 10/15/26 (Call 10/15/21)(a)	200	207,000
Sable International Finance Ltd., 6.88%, 08/01/22 (Call 08/01/19)(a)	250	260,312

		1,069,562

Russia — 2.1%
Alfa Bank AO Via Alfa Bond Issuance PLC, 7.75%, 04/28/21(a)	600	641,250
Credit Bank of Moscow Via CBOM Finance PLC, 7.50%, 10/05/27 (Call 10/05/22)(a)(b)	200	163,750
Evraz PLC
5.38%, 03/20/23(a)	500	508,750
6.75%, 01/31/22(a)	400	424,000
8.25%, 01/28/21(a)	350	374,500
GTLK Europe DAC, 5.13%, 05/31/24(a)	600	591,750
Metalloinvest Finance DAC, 4.85%, 05/02/24(a)	600	598,500
Polyus Finance PLC, 5.25%, 02/07/23(a)	600	605,250
Sberbank of Russia Via SB Capital SA, 5.13%, 10/29/22(a)	1,100	1,120,300
VEON Holdings BV
3.95%, 06/16/21 (Call 03/16/21)(a)	200	198,500
4.95%, 06/16/24 (Call 03/16/24)(a)	400	403,500
5.95%, 02/13/23(a)	400	415,000
VTB Bank OJSC Via VTB Capital SA, 6.95%, 10/17/22(a)	800	834,000

		6,879,050

South Africa — 1.7%
AngloGold Ashanti Holdings PLC, 5.13%, 08/01/22	545	564,122

Security	Par (000)	Value

South Africa (continued)
Eskom Holdings SOC Ltd.
5.75%, 01/26/21(a)	$1,000	$991,250
6.35%, 08/10/28(a)	800	831,292
6.75%, 08/06/23(a)	617	620,085
7.13%, 02/11/25(a)	660	666,600
8.45%, 08/10/28(a)	200	216,097
FirstRand Bank Ltd., 6.25%, 04/23/28 (Call 04/23/23)(a)(b)	400	409,002
Gold Fields Orogen Holdings BVI Ltd., 4.88%, 10/07/20(a)	200	202,540
MTN Mauritius Investment Ltd., 4.76%, 11/11/24(a)	400	385,916
Transnet SOC Ltd., 4.00%, 07/26/22(a)	671	659,727

		5,546,631

South Korea — 0.1%
Woori Bank, 5.00%, 06/10/45 (Call 06/10/20)(a)(b)	400	402,198

Turkey — 3.8%
Akbank Turk AS
5.00%, 10/24/22(a)	300	275,937
5.13%, 03/31/25(a)	200	171,708
7.20%, 03/16/27 (Call 03/16/22)(a)(b)	400	324,974
KOC Holding AS
5.25%, 03/15/23 (Call 12/15/22)(a)	400	381,500
6.50%, 03/11/25 (Call 12/11/24)(a)	400	388,298
QNB Finansbank AS
4.88%, 05/19/22(a)	488	458,720
6.88%, 09/07/24(a)	200	194,949
TC Ziraat Bankasi AS
4.75%, 04/29/21(a)	200	188,250
5.13%, 05/03/22(a)	570	519,470
5.13%, 09/29/23(a)	200	174,520
Turk Telekomunikasyon AS
4.88%, 06/19/24(a)	200	178,770
6.88%, 02/28/25(a)	200	191,520
Turkcell Iletisim Hizmetleri AS
5.75%, 10/15/25(a)	400	366,040
5.80%, 04/11/28 (Call 01/11/28)(a)	200	173,750
Turkiye Garanti Bankasi AS
5.25%, 09/13/22(a)	600	558,750
5.88%, 03/16/23(a)	400	372,000
6.13%, 05/24/27 (Call 05/24/22)(a)(b)	400	316,000
6.25%, 04/20/21(a)	200	196,000
Turkiye Halk Bankasi AS
4.75%, 02/11/21(a)	200	179,073
5.00%, 07/13/21(a)	300	265,092
Turkiye Is Bankasi AS
5.00%, 06/25/21(a)	200	186,750
5.38%, 10/06/21(a)	700	654,500
5.50%, 04/21/22(a)	400	365,500
6.00%, 10/24/22(a)	650	553,988
6.13%, 04/25/24(a)	900	777,276
7.00%, 06/29/28 (Call 06/29/23)(a)(b)	200	150,750
Turkiye Sise ve Cam Fabrikalari AS, 6.95%, 03/14/26 (Call 12/14/25)(a)	200	191,500
Turkiye Vakiflar Bankasi TAO
5.50%, 10/27/21(a)	400	374,500
5.63%, 05/30/22(a)	400	363,876
5.75%, 01/30/23(a)	600	530,310
6.00%, 11/01/22(a)	200	172,770
6.88%, 02/03/25 (Call 02/03/20)(a)(b)	200	177,000

S C H E D U L E O F I N V E S T M E N T S	13

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® Emerging Markets High Yield Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Turkey (continued)
Yapi ve Kredi Bankasi AS
5.50%, 12/06/22(a)	$600	$511,500
5.75%, 02/24/22(a)	400	375,540
5.85%, 06/21/24(a)	200	173,627
6.10%, 03/16/23(a)	400	363,956
8.25%, 10/15/24(a)	200	190,520
8.50%, 03/09/26 (Call 03/09/21)(a)(b)	400	358,882

		12,348,066

Ukraine — 0.4%
Metinvest BV
7.75%, 04/23/23 (Call 01/23/23)(a)	600	586,500
8.50%, 04/23/26 (Call 01/23/26)(a)	400	391,956
MHP SE, 7.75%, 05/10/24(a)	200	201,728

		1,180,184

United Arab Emirates — 0.5%
DAE Funding LLC
4.50%, 08/01/22 (Call 08/01/19)(a)	400	406,000
5.00%, 08/01/24 (Call 08/01/20)(a)	700	713,125
5.75%, 11/15/23 (Call 11/15/20)(a)	400	418,584

		1,537,709

Total Corporate Bonds & Notes — 42.7% (Cost: $139,323,300)		138,385,042

Foreign Government Obligations(c)

Argentina — 6.0%
Argentine Republic Government International Bond
4.63%, 01/11/23	1,000	737,665
5.63%, 01/26/22	2,128	1,655,584
5.88%, 01/11/28	2,550	1,767,010
6.63%, 07/06/28	630	444,159
6.88%, 04/22/21	2,575	2,159,138
6.88%, 01/26/27	1,924	1,382,394
6.88%, 01/11/48	1,750	1,158,911
7.13%, 07/06/36	1,070	735,625
7.13%, 06/28/17	1,631	1,086,890
7.50%, 04/22/26	4,055	3,042,690
7.63%, 04/22/46	1,581	1,100,795
8.28%, 12/31/33	883	661,359
Series NY, 3.75%, 12/31/38(d)	3,151	1,655,482
Series NY, 8.28%, 12/31/33	2,358	1,745,784

		19,333,486

Azerbaijan — 0.4%
State Oil Co. of the Azerbaijan Republic
4.75%, 03/13/23(a)	550	562,455
6.95%, 03/18/30(a)	600	683,160

		1,245,615

Bahrain — 1.9%
Bahrain Government International Bond
5.88%, 01/26/21(a)	350	355,687
6.00%, 09/19/44(a)	600	561,000
6.13%, 07/05/22(a)	1,000	1,032,500
6.13%, 08/01/23(a)	1,000	1,040,000
6.75%, 09/20/29(a)	800	846,000
7.00%, 01/26/26(a)	600	643,500
7.00%, 10/12/28(a)	1,000	1,079,665
7.50%, 09/20/47(a)	600	639,000

		6,197,352

Security	Par (000)	Value

Brazil — 6.2%
Banco Nacional de Desenvolvimento Economico e Social
5.50%, 07/12/20(a)	$400	$411,366
5.75%, 09/26/23(a)	600	646,323
Brazilian Government International Bond
2.63%, 01/05/23	1,500	1,447,500
4.25%, 01/07/25	2,548	2,572,206
4.50%, 05/30/29 (Call 02/28/29)	400	389,500
4.63%, 01/13/28 (Call 10/13/27)	1,900	1,905,177
4.88%, 01/22/21	1,511	1,550,286
5.00%, 01/27/45	2,226	2,030,112
5.63%, 01/07/41	1,567	1,563,607
5.63%, 02/21/47	1,700	1,668,831
6.00%, 04/07/26	1,414	1,555,400
7.13%, 01/20/37	1,160	1,359,340
8.25%, 01/20/34	950	1,206,096
8.75%, 02/04/25	400	497,702
8.88%, 04/15/24	520	645,840
10.13%, 05/15/27	500	687,623

		20,136,909

Costa Rica — 0.7%
Costa Rica Government International Bond
4.25%, 01/26/23(a)	600	574,557
4.38%, 04/30/25(a)	400	372,754
5.63%, 04/30/43(a)	200	168,905
7.00%, 04/04/44(a)	662	635,305
7.16%, 03/12/45(a)	600	583,500

		2,335,021

Croatia — 1.2%
Croatia Government International Bond
5.50%, 04/04/23(a)	800	867,200
6.00%, 01/26/24(a)	1,100	1,231,774
6.38%, 03/24/21(a)	1,006	1,067,366
6.63%, 07/14/20(a)	650	677,300

		3,843,640

Dominican Republic — 2.6%
Dominican Republic International Bond
5.50%, 01/27/25(a)	800	824,000
5.88%, 04/18/24(a)	640	668,160
5.95%, 01/25/27(a)	1,075	1,131,437
6.00%, 07/19/28(a)	1,250	1,317,406
6.50%, 02/15/48(a)	750	777,169
6.60%, 01/28/24(a)	313	337,571
6.85%, 01/27/45(a)	990	1,057,815
6.88%, 01/29/26(a)	703	775,057
7.45%, 04/30/44(a)	850	960,075
7.50%, 05/06/21(a)	600	621,000

		8,469,690

Ecuador — 3.0%
Ecuador Government International Bond
7.88%, 01/23/28(a)	1,700	1,638,638
7.95%, 06/20/24(a)	1,345	1,365,612
8.75%, 06/02/23(a)	700	741,300
8.88%, 10/23/27(a)	1,500	1,524,113
9.63%, 06/02/27(a)	600	635,700
9.65%, 12/13/26(a)	1,044	1,111,615
10.75%, 03/28/22(a)	1,762	1,974,612
10.75%, 01/31/29(a)	600	669,141

		9,660,731

14	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® Emerging Markets High Yield Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Egypt — 3.1%
Egypt Government International Bond
5.58%, 02/21/23(a)	$800	$792,000
5.88%, 06/11/25(a)	800	781,000
6.13%, 01/31/22(a)	1,500	1,515,000
6.20%, 03/01/24(a)	400	401,500
6.59%, 02/21/28(a)	814	784,492
6.88%, 04/30/40(a)	506	467,418
7.50%, 01/31/27(a)	1,200	1,231,500
7.60%, 03/01/29(a)	1,000	1,005,000
7.90%, 02/21/48(a)	800	771,000
8.50%, 01/31/47(a)	1,500	1,518,750
8.70%, 03/01/49(a)	800	821,000

		10,088,660

El Salvador — 1.0%
El Salvador Government International Bond
5.88%, 01/30/25(a)	500	487,313
6.38%, 01/18/27(a)	500	489,750
7.63%, 02/01/41(a)	500	511,875
7.65%, 06/15/35(a)	500	517,750
7.75%, 01/24/23(a)	600	633,000
8.25%, 04/10/32(a)	200	215,700
8.63%, 02/28/29(a)	400	444,400

		3,299,788

Ghana — 1.0%
Ghana Government International Bond
7.63%, 05/16/29(a)	800	785,000
7.88%, 08/07/23(a)	400	418,500
8.13%, 01/18/26(a)	770	796,950
8.63%, 06/16/49(a)	400	383,000
10.75%, 10/14/30(a)	700	864,500

		3,247,950

Guatemala — 0.4%
Guatemala Government Bond
4.38%, 06/05/27(a)	200	196,213
4.50%, 05/03/26(a)	400	396,800
4.88%, 02/13/28(a)	400	404,266
5.75%, 06/06/22(a)	400	419,678

		1,416,957

Ivory Coast — 0.5%
Ivory Coast Government International Bond
5.38%, 07/23/24(a)	200	195,500
6.13%, 06/15/33(a)	800	727,484
6.38%, 03/03/28(a)	700	678,125

		1,601,109

Jamaica — 1.1%
Jamaica Government International Bond
6.75%, 04/28/28	1,100	1,230,152
7.63%, 07/09/25	500	571,603
7.88%, 07/28/45	700	846,996
8.00%, 03/15/39	700	847,731

		3,496,482

Jordan — 0.6%
Jordan Government International Bond
5.75%, 01/31/27(a)	400	390,500
6.13%, 01/29/26(a)	800	801,000
7.38%, 10/10/47(a)	600	583,500

		1,775,000

Security	Par (000)	Value

Lebanon — 2.8%
Lebanon Government International Bond
6.00%, 01/27/23(a)	$700	$604,625
6.10%, 10/04/22(a)	900	791,473
6.15%, 06/19/20	350	336,807
6.20%, 02/26/25(a)	550	457,875
6.25%, 05/27/22	300	264,508
6.25%, 11/04/24(a)	435	362,681
6.40%, 05/26/23	400	345,159
6.60%, 11/27/26(a)	650	533,582
6.65%, 04/22/24(a)	520	443,950
6.65%, 11/03/28(a)	500	402,398
6.65%, 02/26/30(a)	790	624,072
6.75%, 11/29/27(a)	600	486,753
6.85%, 03/23/27(a)	800	656,764
6.85%, 05/25/29	600	482,205
7.00%, 03/23/32(a)	600	482,787
7.05%, 11/02/35(a)	300	236,210
7.25%, 03/23/37(a)	500	396,692
8.25%, 04/12/21(a)	1,256	1,212,040

		9,120,581

Morocco — 0.4%
Morocco Government International Bond
4.25%, 12/11/22(a)	890	907,800
5.50%, 12/11/42(a)	400	428,000

		1,335,800

Nigeria — 2.1%
Nigeria Government International Bond
6.38%, 07/12/23(a)	200	205,961
6.50%, 11/28/27(a)	1,000	985,000
6.75%, 01/28/21(a)	400	412,000
7.14%, 02/23/30(a)	714	708,645
7.63%, 11/21/25(a)	700	747,250
7.63%, 11/28/47(a)	700	672,875
7.70%, 02/23/38(a)	800	789,236
7.88%, 02/16/32(a)	800	826,000
8.75%, 01/21/31(a)	700	770,000
9.25%, 01/21/49(a)	500	544,375

		6,661,342

Pakistan — 0.6%
Pakistan Government International Bond
6.88%, 12/05/27(a)	800	791,860
8.25%, 04/15/24(a)	727	784,815
8.25%, 09/30/25(a)	400	432,842

		2,009,517

Senegal — 0.5%
Senegal Government International Bond
6.25%, 07/30/24(a)	400	416,500
6.25%, 05/23/33(a)	900	867,375
6.75%, 03/13/48(a)	400	368,554

		1,652,429

Serbia — 0.4%
Serbia International Bond, 7.25%, 09/28/21(a)	1,286	1,400,133

South Africa — 2.7%
Republic of South Africa Government International Bond
4.30%, 10/12/28	1,000	933,625
4.67%, 01/17/24	900	906,750
4.85%, 09/27/27	800	778,000
4.88%, 04/14/26	700	692,989

S C H E D U L E O F I N V E S T M E N T S	15

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® Emerging Markets High Yield Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

South Africa (continued)
5.00%, 10/12/46	$500	$440,018
5.38%, 07/24/44	700	643,633
5.65%, 09/27/47	1,100	1,031,552
5.88%, 05/30/22	650	681,688
5.88%, 09/16/25	1,286	1,355,122
5.88%, 06/22/30	800	816,940
6.25%, 03/08/41	400	411,754
6.30%, 06/22/48	200	200,325

		8,892,396

Sri Lanka — 2.3%
Sri Lanka Government International Bond
5.75%, 01/18/22(a)	200	198,067
5.75%, 04/18/23(a)	900	879,997
5.88%, 07/25/22(a)	562	556,074
6.13%, 06/03/25(a)	500	480,072
6.20%, 05/11/27(a)	800	752,796
6.25%, 10/04/20(a)	300	301,433
6.25%, 07/27/21(a)	778	781,396
6.75%, 04/18/28(a)	600	578,250
6.83%, 07/18/26(a)	800	785,996
6.85%, 03/14/24(a)	500	503,750
6.85%, 11/03/25(a)	1,000	996,565
7.85%, 03/14/29(a)	700	717,706

		7,532,102

Trinidad And Tobago — 0.3%
Trinidad & Tobago Government International Bond
4.38%, 01/16/24(a)	400	404,598
4.50%, 08/04/26(a)	400	395,000

		799,598

Turkey — 9.1%
Export Credit Bank of Turkey
5.00%, 09/23/21(a)	450	420,750
5.38%, 02/08/21(a)	400	382,956
5.38%, 10/24/23(a)	200	178,500
Turkey Government International Bond
3.25%, 03/23/23	1,000	875,175
4.25%, 04/14/26	1,000	830,635
4.88%, 10/09/26	1,860	1,584,320
4.88%, 04/16/43	1,729	1,271,291
5.13%, 03/25/22	749	714,460
5.13%, 02/17/28	1,300	1,098,598
5.63%, 03/30/21	1,286	1,266,710
5.75%, 03/22/24	1,550	1,450,327
5.75%, 05/11/47	2,176	1,705,821
6.00%, 03/25/27	1,921	1,728,256
6.00%, 01/14/41	1,703	1,381,346
6.13%, 10/24/28	1,300	1,165,613
6.25%, 09/26/22	1,683	1,641,068
6.63%, 02/17/45	1,779	1,514,151
6.75%, 05/30/40	1,175	1,028,084
6.88%, 03/17/36	1,691	1,513,741
7.00%, 06/05/20	600	605,250
7.25%, 12/23/23	1,200	1,195,998
7.25%, 03/05/38	500	462,388
7.38%, 02/05/25	1,870	1,847,700
7.63%, 04/26/29	1,500	1,458,750
8.00%, 02/14/34	863	863,280
11.88%, 01/15/30	950	1,213,221

		29,398,389

Security	Par/ Shares (000)	Value

Ukraine — 3.0%
Ukraine Government International Bond
7.38%, 09/25/32(a)	$1,800	$1,588,500
7.75%, 09/01/20(a)	500	498,612
7.75%, 09/01/21(a)	850	843,200
7.75%, 09/01/22(a)	1,000	982,000
7.75%, 09/01/23(a)	975	940,875
7.75%, 09/01/24(a)	918	877,608
7.75%, 09/01/25(a)	836	788,348
7.75%, 09/01/26(a)	900	838,800
7.75%, 09/01/27(a)	848	781,856
8.99%, 02/01/24(a)	500	499,500
9.75%, 11/01/28(a)	500	510,697
Ukreximbank Via Biz Finance PLC, 9.75%, 01/22/25(a)	450	451,688

		9,601,684

Venezuela — 1.1%
Venezuela Government International Bond
6.00%, 12/09/20(a)(b)(e)	640	177,600
7.00%, 03/31/38(a)(b)(e)	600	162,000
7.65%, 04/21/25(a)(b)(e)	658	182,595
8.25%, 10/13/24(a)(b)(e)	1,230	347,475
9.00%, 05/07/23(a)(b)(e)	1,037	294,249
9.25%, 09/15/27(b)(e)	1,962	593,505
9.25%, 05/07/28(a)(b)(e)	892	251,990
9.38%, 01/13/34(b)(e)	730	231,775
11.75%, 10/21/26(a)(b)(e)	1,435	430,500
11.95%, 08/05/31(a)(b)(e)	2,030	588,700
12.75%, 08/23/22(a)(b)(e)	1,430	429,000

		3,689,389

Vietnam — 0.2%
Vietnam Government International Bond, 4.80%, 11/19/24(a)	600	628,881

Total Foreign Government Obligations — 55.2% (Cost: $195,558,353)		178,870,631

Short-Term Investments

Money Market Funds — 0.8%
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.37%(f)(g)	2,494	2,493,613

Total Short-Term Investments — 0.8% (Cost: $2,493,613)		2,493,613

Total Investments in Securities — 98.7% (Cost: $337,375,266)		319,749,286

Other Assets, Less Liabilities — 1.3%		4,277,701

Net Assets — 100.0%		$324,026,987

(a)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(b)	Security is issued at a fixed coupon rate, which converts to a variable rate at a specified date.
(c)	U.S. dollar denominated security issued by foreign domiciled entity.
(d)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(e)	Issuer filed for bankruptcy and/or is in default.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period-end.

16	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® Emerging Markets High Yield Bond ETF

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended April 30, 2019, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 10/31/18 (000)	Net Activity (000)	Shares Held at 04/30/19 (000)	Value at 04/30/19	Income	Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Treasury, SL Agency Shares	3,376	(882)	2,494	$2,493,613	$26,720	$—		$—

(a)	Includes realized capital gain distributions from an affiliated fund, if any.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate Bonds & Notes	$—	$138,385,042	$—	$138,385,042
Foreign Government Obligations	—	178,870,631	—	178,870,631
Money Market Funds	2,493,613	—	—	2,493,613

	$2,493,613	$317,255,673	$—	$319,749,286

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	17

Schedule of Investments (unaudited) April 30, 2019	iShares® International High Yield Bond ETF (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Corporate Bonds & Notes

Austria — 0.2%
Raiffeisenlandesbank Niederoesterreich-Wien AG, 5.88%, 11/27/23(a)	EUR	100	$124,589

Belgium — 0.5%
Telenet Finance Luxembourg Notes Sarl, 3.50%, 03/01/28 (Call 12/01/22)(a)	EUR	200	227,386

Canada — 1.7%
Baytex Energy Corp., 6.63%, 07/19/22 (Call 05/30/19)	CAD	75	55,963
Bombardier Inc., 6.13%, 05/15/21(a)	EUR	100	120,820
Brookfield Residential Properties Inc., 6.13%, 05/15/23 (Call 05/30/19)(a)	CAD	50	37,848
Cott Corp., 5.50%, 07/01/24 (Call 07/01/19)(a)	EUR	100	117,193
Iron Mountain Canada Operations ULC, 5.38%, 09/15/23 (Call 09/15/19)(a)	CAD	50	37,971
Mattamy Group Corp., 6.50%, 10/01/25 (Call 10/01/20)(b)	CAD	50	37,857
Parkland Fuel Corp.
5.63%, 05/09/25 (Call 05/09/20)	CAD	150	113,110
5.75%, 09/16/24 (Call 09/16/19)	CAD	100	75,825
Postmedia Network Inc., 8.25%, 07/15/21 (Call 05/30/19)(b)	CAD	3	1,892
Quebecor Media Inc., 6.63%, 01/15/23(b)	CAD	100	80,137
Southern Pacific Resource Corp., 8.75%, 01/25/18(b)(c)(d)	CAD	50	4
Videotron Ltd.
5.63%, 06/15/25 (Call 03/15/25)	CAD	100	79,062
5.75%, 01/15/26 (Call 09/15/20)(a)	CAD	100	78,613

			836,295

Denmark — 1.0%
DKT Finance ApS, 7.00%, 06/17/23 (Call 06/17/20)(a)	EUR	200	243,074
TDC AS
5.00%, 03/02/22	EUR	100	125,072
6.88%, 02/23/23(a)	GBP	100	147,987

			516,133

Finland — 2.0%
Nokia OYJ
1.00%, 03/15/21 (Call 02/15/21)(a)	EUR	100	113,466
2.00%, 03/15/24 (Call 12/15/23)(a)	EUR	200	231,314
2.00%, 03/11/26 (Call 12/11/25)(a)	EUR	150	168,679
Teollisuuden Voima OYJ
2.13%, 02/04/25 (Call 11/04/24)(a)	EUR	100	114,640
2.50%, 03/17/21(a)	EUR	100	116,385
2.63%, 01/13/23(a)	EUR	200	236,112

			980,596

France — 11.0%
Altice France SA/France
5.63%, 05/15/24 (Call 05/30/19)(a)	EUR	200	231,116
5.88%, 02/01/27 (Call 02/01/22)(a)	EUR	250	296,637
Casino Guichard Perrachon SA
1.87%, 06/13/22 (Call 03/13/22)(a)	EUR	200	208,752
3.58%, 02/07/25 (Call 11/07/24)(a)	EUR	200	201,810
4.05%, 08/05/26 (Call 05/05/26)(a)	EUR	100	100,103
4.50%, 03/07/24 (Call 12/07/23)(a)	EUR	100	109,538
4.56%, 01/25/23(a)	EUR	100	110,748
5.24%, 03/09/20	EUR	100	114,976
5.98%, 05/26/21(a)	EUR	100	119,243
CMA CGM SA
5.25%, 01/15/25 (Call 10/15/20)(a)	EUR	200	186,718
7.75%, 01/15/21 (Call 05/10/19)(a)	EUR	200	225,943

Security		Par (000)	Value

France (continued)
Elis SA
1.75%, 04/11/24 (Call 01/11/24)(a)	EUR	100	$112,605
1.88%, 02/15/23 (Call 11/15/22)(a)	EUR	100	114,600
2.88%, 02/15/26 (Call 11/15/25)(a)	EUR	100	117,328
Europcar Mobility Group
4.13%, 11/15/24 (Call 11/15/20)(a)	EUR	200	230,951
5.75%, 06/15/22 (Call 05/10/19)(a)	EUR	200	228,433
Faurecia SA
2.63%, 06/15/25 (Call 06/15/21)(a)	EUR	150	171,592
3.13%, 06/15/26 (Call 06/15/22)(a)	EUR	100	114,309
3.63%, 06/15/23 (Call 06/15/19)(a)	EUR	100	114,468
La Financiere Atalian SASU
4.00%, 05/15/24 (Call 05/15/20)(a)	EUR	100	84,053
5.13%, 05/15/25 (Call 05/15/21)(a)	EUR	100	84,236
Loxam SAS
3.50%, 05/03/23 (Call 05/10/19)(a)	EUR	100	113,970
6.00%, 04/15/25 (Call 04/15/20)(a)	EUR	100	118,581
Orano SA
3.13%, 03/20/23 (Call 12/20/22)(a)	EUR	100	117,129
3.25%, 09/04/20(a)	EUR	100	115,861
3.38%, 04/23/26 (Call 01/23/26)(a)	EUR	100	113,064
3.50%, 03/22/21(a)	EUR	200	235,108
4.88%, 09/23/24	EUR	200	249,365
Rexel SA
2.13%, 06/15/25 (Call 12/15/20)(a)	EUR	150	169,399
2.75%, 06/15/26 (Call 03/15/22)(a)	EUR	100	113,661
SPCM SA, 2.88%, 06/15/23 (Call 05/10/19)(a)	EUR	200	226,149
Synlab Bondco PLC, 6.25%, 07/01/22 (Call 05/10/19)(a)	EUR	200	229,462
Synlab Unsecured Bondco PLC, 8.25%, 07/01/23 (Call 05/10/19)(a)	EUR	150	176,955
Vallourec SA
2.25%, 09/30/24(a)	EUR	100	78,805
6.38%, 10/15/23 (Call 10/15/20)(a)	EUR	100	95,498
6.63%, 10/15/22 (Call 10/15/20)(a)	EUR	100	99,872

			5,531,038

Germany — 8.8%
ADLER Real Estate AG
1.50%, 12/06/21 (Call 11/06/21)(a)	EUR	100	113,334
1.50%, 04/17/22 (Call 03/17/22)(a)	EUR	100	112,787
1.88%, 04/27/23 (Call 03/27/23)(a)	EUR	200	226,411
3.00%, 04/27/26 (Call 02/27/26)(a)	EUR	100	115,462
Deutsche Bank AG
2.75%, 02/17/25(a)	EUR	225	252,663
4.50%, 05/19/26(a)	EUR	200	233,987
Deutsche Lufthansa AG, 5.13%, 08/12/75 (Call 02/12/21)(a)(e)	EUR	150	179,551
K+S AG
2.63%, 04/06/23 (Call 01/06/23)(a)	EUR	100	117,494
3.25%, 07/18/24 (Call 04/18/24)(a)	EUR	100	118,595
4.13%, 12/06/21(a)	EUR	200	243,251
LANXESS AG, 4.50%, 12/06/76 (Call 06/06/23)(a)(e)	EUR	75	91,809
METRO AG
1.38%, 10/28/21(a)	EUR	100	113,817
1.50%, 03/19/25(a)	EUR	100	110,838
Nidda BondCo GmbH, 5.00%, 09/30/25 (Call 09/30/20)(a)	EUR	100	110,092
Nidda Healthcare Holding GmbH, 3.50%, 09/30/24 (Call 09/30/20)(a)	EUR	200	229,351
Norddeutsche Landesbank Girozentrale, 6.00%, 06/29/20	EUR	100	115,954
RWE AG
2.75%, 04/21/75 (Call 10/21/20)(a)(e)	EUR	125	143,068
3.50%, 04/21/75 (Call 04/21/25)(a)(e)	EUR	50	58,392

18	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® International High Yield Bond ETF (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Germany (continued)
thyssenkrupp AG
1.38%, 03/03/22 (Call 12/03/21)(a)	EUR	350	$393,629
1.75%, 11/25/20 (Call 08/25/20)(a)	EUR	250	284,321
2.50%, 02/25/25(a)	EUR	100	115,659
2.88%, 02/22/24 (Call 11/22/23)(a)	EUR	300	347,162
Unitymedia GmbH, 3.75%, 01/15/27 (Call 01/15/21)(a)	EUR	200	237,104
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH
3.50%, 01/15/27 (Call 01/15/21)(a)	EUR	100	118,246
4.00%, 01/15/25 (Call 01/15/20)(a)	EUR	100	116,524
4.63%, 02/15/26 (Call 02/15/21)(a)	EUR	90	109,394

			4,408,895

Greece — 0.6%
OTE PLC
2.38%, 07/18/22(a)	EUR	100	117,254
3.50%, 07/09/20(a)	EUR	175	202,896

			320,150

Ireland — 3.5%
Allied Irish Banks PLC, 4.13%, 11/26/25 (Call 11/26/20)(a)(e)	EUR	100	117,150
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc.
4.13%, 05/15/23 (Call 05/15/19)(a)	EUR	200	229,329
4.75%, 07/15/27 (Call 07/15/22)(a)	GBP	100	127,057
6.75%, 05/15/24 (Call 05/15/19)(a)	EUR	150	177,380
Bank of Ireland Group PLC, 3.13%, 09/19/27 (Call 09/19/22)(a)(e)	GBP	100	128,972
James Hardie International Finance DAC, 3.63%, 10/01/26 (Call 10/01/21)(a)	EUR	100	116,897
Smurfit Kappa Acquisitions ULC
2.38%, 02/01/24 (Call 11/01/23)(a)	EUR	100	118,171
2.88%, 01/15/26(a)	EUR	125	147,956
3.25%, 06/01/21 (Call 03/10/21)(a)	EUR	200	236,310
Teva Pharmaceutical Finance Netherlands II BV, 1.13%, 10/15/24(a)	EUR	200	201,782
Virgin Media Receivables Financing Notes II DAC, 5.75%, 04/15/23 (Call 09/15/19)(a)	GBP	100	134,656

			1,735,660

Israel — 2.6%
Teva Pharmaceutical Finance Netherlands II BV
0.38%, 07/25/20(a)	EUR	350	389,140
1.25%, 03/31/23 (Call 12/31/22)(a)	EUR	300	319,347
1.63%, 10/15/28(a)	EUR	150	136,045
1.88%, 03/31/27 (Call 12/31/26)(a)	EUR	100	96,670
4.50%, 03/01/25 (Call 12/01/24)	EUR	300	354,080

			1,295,282

Italy — 19.1%
Banca IFIS SpA, 2.00%, 04/24/23(a)	EUR	100	106,421
Banca Monte dei Paschi di Siena SpA, 5.38%, 01/18/28 (Call 01/18/23)(a)(e)	EUR	100	69,564
Banco BPM SpA
1.75%, 04/24/23(a)	EUR	100	111,636
2.00%, 03/08/22(a)	EUR	150	169,404
2.75%, 07/27/20(a)	EUR	275	316,774
4.38%, 09/21/27 (Call 09/21/22)(a)(e)	EUR	100	111,090
6.00%, 11/05/20(a)	EUR	150	177,550
6.38%, 05/31/21(a)	EUR	100	120,584
BPER Banca, 5.13%, 05/31/27 (Call 05/31/22)(a)(e)	EUR	100	115,126
Fiat Chrysler Finance Europe SA
4.75%, 03/22/21(a)	EUR	150	181,560
4.75%, 07/15/22(a)	EUR	400	501,616
Iccrea Banca SpA, 1.50%, 10/11/22(a)	EUR	200	223,486

Security	Par (000)		Value

Italy (continued)
International Game Technology PLC, 4.75%, 02/15/23 (Call 08/15/22)(a)	EUR	100	$122,066
Intesa Sanpaolo SpA
2.86%, 04/23/25(a)	EUR	175	198,788
3.93%, 09/15/26(a)	EUR	175	206,401
5.15%, 07/16/20	EUR	150	177,450
6.63%, 09/13/23(a)	EUR	300	398,999
Leonardo SpA
1.50%, 06/07/24 (Call 03/07/24)(a)	EUR	125	140,184
4.50%, 01/19/21	EUR	200	239,952
5.25%, 01/21/22	EUR	100	125,807
Mediobanca Banca di Credito Finanziario SpA
3.75%, 06/16/26	EUR	75	88,196
5.00%, 11/15/20	EUR	100	119,014
5.75%, 04/18/23	EUR	125	158,483
Nexi Capital SpA, 4.13%, 11/01/23 (Call 11/30/19)(a)	EUR	150	174,636
Rossini Sarl, 6.75%, 10/30/25 (Call 10/30/21)(a)	EUR	200	241,617
Saipem Finance International BV
2.75%, 04/05/22(a)	EUR	100	117,323
3.00%, 03/08/21(a)	EUR	100	116,776
3.75%, 09/08/23(a)	EUR	100	120,777
Salini Impregilo SpA
1.75%, 10/26/24(a)	EUR	150	132,341
3.75%, 06/24/21(a)	EUR	100	107,799
Telecom Italia SpA/Milano
2.38%, 10/12/27 (Call 07/12/27)(a)	EUR	200	207,755
2.50%, 07/19/23(a)	EUR	100	113,809
2.88%, 01/28/26 (Call 10/28/25)(a)	EUR	100	109,373
3.00%, 09/30/25(a)	EUR	100	112,089
3.25%, 01/16/23(a)	EUR	150	176,159
3.63%, 01/19/24(a)	EUR	100	117,001
3.63%, 05/25/26(a)	EUR	100	114,675
4.00%, 04/11/24 (Call 01/11/24)(a)	EUR	125	146,777
4.88%, 09/25/20(a)	EUR	100	119,022
5.25%, 02/10/22(a)	EUR	200	250,337
UniCredit SpA
4.38%, 01/03/27 (Call 01/03/22)(a)(e)	EUR	100	116,488
4.88%, 02/20/29 (Call 02/20/24)(a)(e)	EUR	200	233,130
5.75%, 10/28/25 (Call 10/28/20)(a)(e)	EUR	200	235,615
6.13%, 04/19/21(a)	EUR	100	122,471
6.95%, 10/31/22(a)	EUR	386	501,216
Unione di Banche Italiane SpA
4.25%, 05/05/26 (Call 05/05/21)(a)(e)	EUR	200	225,741
4.45%, 09/15/27 (Call 09/15/22)(a)(e)	EUR	100	112,687
5.88%, 03/04/29 (Call 03/04/24)(a)(e)	EUR	150	171,959
Unipol Gruppo SpA
3.00%, 03/18/25(a)	EUR	175	197,823
3.50%, 11/29/27 (Call 08/29/27)(a)	EUR	100	111,564
4.38%, 03/05/21(a)	EUR	100	119,230
UnipolSai Assicurazioni SpA, 3.88%, 03/01/28(a)	EUR	100	106,757
Wind Tre SpA
2.63%, 01/20/23 (Call 11/03/19)(a)	EUR	200	218,846
3.13%, 01/20/25 (Call 11/03/20)(a)	EUR	425	454,557

			9,586,501

Japan — 2.4%
SoftBank Group Corp.
3.13%, 09/19/25 (Call 06/21/25)(a)	EUR	250	281,810
4.00%, 07/30/22 (Call 04/30/22)(a)	EUR	200	241,339
4.00%, 09/19/29 (Call 06/21/29)(a)	EUR	200	223,268

S C H E D U L E O F I N V E S T M E N T S	19

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® International High Yield Bond ETF (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Japan (continued)
4.50%, 04/20/25 (Call 01/20/25)(a)	EUR	100	$122,017
5.00%, 04/15/28 (Call 01/16/28)(a)	EUR	300	360,940

			1,229,374

Luxembourg — 3.8%
Altice Financing SA, 5.25%, 02/15/23 (Call 05/30/19)(a)	EUR	200	230,285
Altice Finco SA, 4.75%, 01/15/28 (Call 10/15/22)(a)	EUR	100	97,221
Altice Luxembourg SA
6.25%, 02/15/25 (Call 02/15/20)(a)	EUR	200	221,457
7.25%, 05/15/22 (Call 05/30/19)(a)	EUR	400	457,458
Garfunkelux Holdco 3 SA, 8.50%, 11/01/22 (Call 05/10/19)(a)	GBP	200	241,039
INEOS Finance PLC, 2.13%, 11/15/25 (Call 11/15/20)(a)	EUR	100	108,875
INEOS Group Holdings SA, 5.38%, 08/01/24 (Call 08/01/19)(a)	EUR	100	115,001
Matterhorn Telecom SA
3.88%, 05/01/22 (Call 05/10/19)(a)	EUR	300	338,482
4.00%, 11/15/27 (Call 11/15/22)(a)	EUR	100	110,151

			1,919,969

Netherlands — 4.7%
Axalta Coating Systems LLC, 4.25%, 08/15/24 (Call 08/15/19)(a)	EUR	100	115,749
Constellium NV
4.25%, 02/15/26 (Call 11/15/20)(a)	EUR	100	115,560
4.63%, 05/15/21 (Call 05/30/19)(a)	EUR	100	112,266
InterXion Holding NV, 4.75%, 06/15/25 (Call 06/15/21)(a)	EUR	250	299,087
Lincoln Financing SARL, 3.63%, 04/01/24 (Call 10/01/20)(a)	EUR	100	114,770
OCI NV, 5.00%, 04/15/23 (Call 04/15/20)(a)	EUR	100	118,335
Saipem Finance International BV, 2.63%, 01/07/25(a)	EUR	100	114,000
Selecta Group BV, 5.88%, 02/01/24 (Call 02/01/20)(a)	EUR	100	115,558
Sigma Holdco BV, 5.75%, 05/15/26 (Call 05/15/21)(a)	EUR	100	107,750
SNS Bank NV, 6.25%, 10/26/20(d)	EUR	50	—
Starfruit Finco BV/Starfruit U.S. Holdco LLC, 6.50%, 10/01/26 (Call 10/01/21)(a)	EUR	100	115,100
United Group BV, 4.88%, 07/01/24 (Call 07/01/20)(a)	EUR	100	115,453
UPC Holding BV, 3.88%, 06/15/29 (Call 06/15/22)(a)	EUR	200	230,341
UPCB Finance VII Ltd., 3.63%, 06/15/29 (Call 06/15/22)(a)	EUR	100	117,566
Ziggo Bond Co. BV, 7.13%, 05/15/24 (Call 05/30/19)(a)	EUR	200	232,741
Ziggo BV
3.75%, 01/15/25 (Call 01/15/20)(a)	EUR	100	115,432
4.25%, 01/15/27 (Call 01/15/22)(a)	EUR	200	233,377

			2,373,085

Portugal — 1.7%
Banco Comercial Portugues SA, 4.50%, 12/07/27 (Call 12/07/22)(a)(e)	EUR	100	110,856
Caixa Geral de Depositos SA, 5.75%, 06/28/28 (Call 06/28/23)(a)(e)	EUR	100	121,596
EDP — Energias de Portugal SA
4.50%, 04/30/79 (Call 01/30/24)(a)(e)	EUR	200	240,042
5.38%, 09/16/75 (Call 03/16/21)(a)(e)	EUR	200	241,249
Novo Banco SA, 8.50%, 07/06/28 (Call 07/06/23)(a)(e)	EUR	100	115,633

			829,376

Spain — 5.0%
Banco de Sabadell SA
5.38%, 12/12/28 (Call 12/12/23)(a)(e)	EUR	100	120,310
5.63%, 05/06/26(a)	EUR	100	124,526
Bankia SA
3.38%, 03/15/27 (Call 03/15/22)(a)(e)	EUR	100	116,404
3.75%, 02/15/29 (Call 02/15/24)(a)(e)	EUR	200	231,825
Bankinter SA, 2.50%, 04/06/27 (Call 04/06/22)(a)(e)	EUR	100	115,129

Security		Par (000)	Value

Spain (continued)
Cellnex Telecom SA
2.38%, 01/16/24 (Call 10/16/23)(a)	EUR	200	$229,248
2.88%, 04/18/25 (Call 01/18/25)(a)	EUR	100	116,951
3.13%, 07/27/22(a)	EUR	100	118,980
Distribuidora Internacional de Alimentacion SA, 0.88%, 04/06/23 (Call 01/06/23)(a)	EUR	100	71,725
El Corte Ingles SA, 3.00%, 03/15/24 (Call 10/15/20)(a)	EUR	100	116,255
Gestamp Automocion SA, 3.25%, 04/30/26 (Call 04/30/21)(a)	EUR	200	220,137
Grifols SA, 3.20%, 05/01/25 (Call 05/01/20)(a)	EUR	200	228,368
Grupo Isolux Corsan SA, Series B, 6.00%, 12/30/21 (Call 05/30/19)(c)	EUR	141	79
Ibercaja Banco SA, 5.00%, 07/28/25 (Call 07/28/20)(a)(e)	EUR	100	115,612
LHMC Finco Sarl, 6.25%, 12/20/23 (Call 06/20/20)(a)	EUR	200	237,636
Liberbank SA, 6.88%, 03/14/27 (Call 03/14/22)(a)(e)	EUR	100	121,463
Repsol International Finance BV, 4.50%, 03/25/75 (Call 03/25/25)(a)(e)	EUR	175	219,624

			2,504,272

Sweden — 3.1%
Akelius Residential Property AB, 3.88%, 10/05/78 (Call 07/08/23)(a)(e)	EUR	100	115,697
Fastighets AB Balder, 3.00%, 03/07/78 (Call 03/07/23)(a)(e)	EUR	100	110,969
Intrum AB
2.75%, 07/15/22 (Call 07/15/19)(a)	EUR	300	333,218
3.13%, 07/15/24 (Call 07/15/20)(a)	EUR	200	220,926
Telefonaktiebolaget LM Ericsson
0.88%, 03/01/21(a)	EUR	100	113,273
Series 7Y, 1.88%, 03/01/24(a)	EUR	100	115,129
Verisure Midholding AB, 5.75%, 12/01/23 (Call 12/01/19)(a)	EUR	200	230,184
Volvo Car AB
2.00%, 01/24/25 (Call 10/24/24)(a)	EUR	200	223,864
3.25%, 05/18/21(a)	EUR	100	118,331

			1,581,591

Switzerland — 0.7%
Dufry Finance SCA, 4.50%, 08/01/23 (Call 05/30/19)(a)	EUR	100	115,851
Dufry One BV, 2.50%, 10/15/24 (Call 10/15/20)(a)	EUR	200	229,132

			344,983

United Kingdom — 7.7%
Algeco Global Finance PLC, 6.50%, 02/15/23 (Call 02/15/20)(a)	EUR	100	117,481
Ardonagh Midco 3 PLC, 8.38%, 07/15/23 (Call 07/15/20)(a)	GBP	100	108,227
Arqiva Broadcast Finance PLC, 6.75%, 09/30/23 (Call 09/30/20)(a)	GBP	150	210,132
Cabot Financial Luxembourg SA, 7.50%, 10/01/23 (Call 10/01/19)(a)	GBP	100	132,185
Fiat Chrysler Automobiles NV, 3.75%, 03/29/24(a)	EUR	200	247,632
Heathrow Finance PLC, 3.88%, 03/01/27(a)	GBP	100	125,841
INEOS Finance PLC
2.88%, 05/01/26 (Call 05/01/22)(a)	EUR	100	111,333
4.00%, 05/01/23 (Call 05/10/19)(a)	EUR	200	226,299
Jaguar Land Rover Automotive PLC
2.20%, 01/15/24(a)	EUR	150	145,771
2.75%, 01/24/21(a)	GBP	200	249,524
4.50%, 01/15/26 (Call 10/15/25)(a)	EUR	150	152,559
Merlin Entertainments PLC, 2.75%, 03/15/22 (Call 12/15/21)(a)	EUR	150	175,608
New Look Secured Issuer PLC, 6.50%, 07/01/22 (Call 05/10/19)(a)	GBP	100	37,806
Tesco Corporate Treasury Services PLC
1.38%, 10/24/23 (Call 07/24/23)(a)	EUR	200	229,460
2.50%, 07/01/24(a)	EUR	200	242,025

20	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® International High Yield Bond ETF (Percentages shown are based on Net Assets)

Security		Par (000)	Value

United Kingdom (continued)
Tesco PLC, 6.13%, 02/24/22	GBP	100	$145,530
Thomas Cook Finance 2 PLC, 3.88%, 07/15/23 (Call 01/15/20)(a)	EUR	100	74,711
Thomas Cook Group PLC, 6.25%, 06/15/22 (Call 06/15/19)(a)	EUR	100	85,515
Virgin Media Finance PLC
4.50%, 01/15/25 (Call 01/15/20)(a)	EUR	100	116,158
6.38%, 10/15/24 (Call 10/15/19)(a)	GBP	100	136,925
Virgin Media Receivables Financing Notes I DAC, 5.50%, 09/15/24 (Call 09/15/19)(a)	GBP	100	134,362
Virgin Media Secured Finance PLC
4.88%, 01/15/27 (Call 01/15/21)(a)	GBP	100	131,738
5.00%, 04/15/27 (Call 04/15/22)(a)	GBP	200	264,582
5.13%, 01/15/25 (Call 01/15/20)(a)	GBP	100	134,144
6.25%, 03/28/29 (Call 01/15/21)(a)	GBP	100	137,937

			3,873,485

United States — 17.6%
Adient Global Holdings Ltd., 3.50%, 08/15/24 (Call 05/15/24)(a)	EUR	175	169,156
AMC Entertainment Holdings Inc., 6.38%, 11/15/24 (Call 11/15/19)	GBP	100	130,188
Aramark International Finance Sarl, 3.13%, 04/01/25 (Call 04/01/20)(a)	EUR	100	116,643
Avantor Inc., 4.75%, 10/01/24 (Call 10/01/20)(a)	EUR	100	118,653
Avis Budget Finance PLC, 4.75%, 01/30/26 (Call 09/30/21)(a)	EUR	100	116,440
Axalta Coating Systems Dutch Holding B BV, 3.75%, 01/15/25 (Call 01/15/20)(a)	EUR	100	115,345
Ball Corp.
3.50%, 12/15/20	EUR	100	117,724
4.38%, 12/15/23	EUR	200	256,369
Banff Merger Sub Inc., 8.38%, 09/01/26 (Call 09/01/21)(a)	EUR	100	113,926
Bausch Health Companies Inc., 4.50%, 05/15/23 (Call 05/30/19)(a)	EUR	300	339,090
Belden Inc., 3.88%, 03/15/28 (Call 03/15/23)(a)	EUR	150	173,789
BWAY Holding Co., 4.75%, 04/15/24 (Call 04/15/20)(a)	EUR	100	114,820
Ceva Logistics Finance BV, 5.25%, 08/01/25 (Call 08/01/21)(a)	EUR	100	113,013
Chemours Co. (The), 4.00%, 05/15/26 (Call 05/15/21)	EUR	100	116,535
Coty Inc.
4.00%, 04/15/23 (Call 04/15/20)(a)	EUR	100	112,702
4.75%, 04/15/26 (Call 04/15/21)(a)	EUR	100	112,287
Crown European Holdings SA
2.25%, 02/01/23 (Call 11/01/22)(a)	EUR	100	116,901
2.63%, 09/30/24 (Call 03/31/24)(a)	EUR	125	147,896
2.88%, 02/01/26 (Call 08/01/25)(a)	EUR	100	117,263
3.38%, 05/15/25 (Call 11/15/24)(a)	EUR	100	121,430
4.00%, 07/15/22 (Call 04/15/22)(a)	EUR	100	122,756
Darling Global Finance BV, 3.63%, 05/15/26 (Call 05/15/21)(a)	EUR	100	117,430
Energizer Gamma Acquisition BV, 4.63%, 07/15/26 (Call 07/15/21)(a)	EUR	100	115,364
Equinix Inc.
2.88%, 03/15/24 (Call 09/15/20)	EUR	200	231,989
2.88%, 10/01/25 (Call 10/01/20)	EUR	150	172,726
2.88%, 02/01/26 (Call 02/01/21)	EUR	300	345,854
Hanesbrands Finance Luxembourg SCA, 3.50%, 06/15/24 (Call 03/15/24)(a)	EUR	100	120,869
Hertz Holdings Netherlands BV, 5.50%, 03/30/23 (Call 03/30/20)(a)	EUR	100	117,415
Infor U.S. Inc., 5.75%, 05/15/22 (Call 05/15/19)	EUR	100	113,709
International Game Technology PLC
3.50%, 07/15/24 (Call 01/15/24)(a)	EUR	125	145,935
4.75%, 03/05/20(a)	EUR	100	116,137

Security		Par/ Shares (000)		Value

United States (continued)
IQVIA Inc.
2.88%, 09/15/25 (Call 09/15/20)(a)	EUR	100		$113,794
3.25%, 03/15/25 (Call 03/15/20)(a)	EUR	350		399,351
3.50%, 10/15/24 (Call 10/15/19)(a)	EUR	100		114,677
Iron Mountain UK PLC, 3.88%, 11/15/25 (Call 11/15/20)(a)	GBP	100		125,630
Levi Strauss & Co., 3.38%, 03/15/27 (Call 03/15/22)	EUR	100		117,704
LKQ European Holdings BV
3.63%, 04/01/26 (Call 04/01/21)(a)	EUR	100		116,952
4.13%, 04/01/28 (Call 04/01/23)(a)	EUR	100		117,482
LKQ Italia Bondco SpA, 3.88%, 04/01/24 (Call 01/01/24)(a)	EUR	100		122,231
MPT Operating Partnership LP/MPT Finance Corp.
3.33%, 03/24/25 (Call 12/24/24)	EUR	100		118,188
4.00%, 08/19/22 (Call 05/19/22)	EUR	100		122,259
Netflix Inc.
3.63%, 05/15/27	EUR	350		410,096
3.88%, 11/15/29(a)	EUR	200		229,356
4.63%, 05/15/29(a)	EUR	200		243,733
OI European Group BV
3.13%, 11/15/24 (Call 08/15/24)(a)	EUR	100		119,209
4.88%, 03/31/21(a)	EUR	100		121,391
6.75%, 09/15/20(a)	EUR	100		121,863
Panther BF Aggregator 2 LP/Panther Finance Co. Inc., 4.38%, 05/15/26 (Call 05/15/22)(a)	EUR	125		143,502
PVH Corp., 3.13%, 12/15/27 (Call 09/15/27)(a)	EUR	150		178,402
Refinitiv U.S. Holdings Inc.
4.50%, 05/15/26 (Call 11/15/21)(a)	EUR	150		169,400
6.88%, 11/15/26 (Call 11/15/21)(a)	EUR	100		112,423
Scientific Games International Inc., 5.50%, 02/15/26 (Call 02/15/21)(a)	EUR	100		108,240
Sealed Air Corp., 4.50%, 09/15/23 (Call 06/15/23)(a)	EUR	100		125,806
Silgan Holdings Inc., 3.25%, 03/15/25 (Call 03/15/20)	EUR	200		230,517
Tenneco Inc.
4.88%, 04/15/22 (Call 05/30/19)(a)	EUR	125		143,560
5.00%, 07/15/24 (Call 07/15/20)(a)	EUR	100		117,836
Vantiv LLC/Vanity Issuer Corp., 3.88%, 11/15/25 (Call 11/15/20)(a)	GBP	100		135,749
WMG Acquisition Corp., 3.63%, 10/15/26 (Call 10/15/21)(a)	EUR	100		116,445

				8,856,150

Total Corporate Bonds & Notes — 97.7% (Cost: $52,490,184)				49,074,810

Common Stocks

South Africa — 0.0%
Sentry Holdings Ltd. Class A(d)		0	(f)	—

Total Common Stocks — 0.0% (Cost: $159,438)				—

S C H E D U L E O F I N V E S T M E N T S	21

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® International High Yield Bond ETF (Percentages shown are based on Net Assets)

Security	Shares (000)	Value

Short-Term Investments

Money Market Funds — 0.0%
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.37%(g)(h)	5	$4,688

Total Short-Term Investments — 0.0% (Cost: $4,688)		4,688

Total Investments in Securities — 97.7% (Cost: $52,654,310)		49,079,498

Other Assets, Less Liabilities — 2.3%		1,154,814

Net Assets — 100.0%		$50,234,312

(a)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.

(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Issuer filed for bankruptcy and/or is in default.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Security is issued at a fixed coupon rate, which converts to a variable rate at a specified date.
(f)	Rounds to less than 1,000.
(g)	Affiliate of the Fund.
(h)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended April 30, 2019, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 10/31/18 (000)	Net Activity (000)	Shares Held at 04/30/19 (000)	Value at 04/30/19	Income	Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Treasury, SL Agency Shares	13	(8)	5	$4,688	$561	$—		$—

(a)	Includes realized capital gain distributions from an affiliated fund, if any.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate Bonds & Notes	$—	$49,074,806	$4	$49,074,810
Common Stocks	—	—	—	—
Money Market Funds	4,688	—	—	4,688

	$4,688	$49,074,806	$4	$49,079,498

See notes to financial statements.

22	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) April 30, 2019	iShares® J.P. Morgan EM Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Argentina — 2.2%
Adecoagro SA, 6.00%, 09/21/27 (Call 09/21/22)(a)	$150	$139,125
Arcor SAIC, 6.00%, 07/06/23 (Call 07/06/20)(a)	224	209,475
Genneia SA, 8.75%, 01/20/22 (Call 01/20/20)(a)(b)	100	78,704
Pampa Energia SA
7.38%, 07/21/23 (Call 07/21/20)(a)	100	89,672
7.50%, 01/24/27 (Call 01/24/22)(a)	150	126,750
Rio Energy SA/UGEN SA/UENSA SA, 6.88%, 02/01/25 (Call 02/01/22)(a)	150	97,275
Stoneway Capital Corp., 10.00%, 03/01/27 (Call 03/01/22)(a)	139	118,696
Tecpetrol SA, 4.88%, 12/12/22 (Call 12/12/20)(a)	100	89,651
Telecom Argentina SA, 6.50%, 06/15/21 (Call 06/15/19)(a)	150	141,452
Transportadora de Gas del Sur SA, 6.75%, 05/02/25 (Call 05/02/22)(a)(b)	150	135,691
YPF SA
6.95%, 07/21/27(a)(b)	225	190,623
7.00%, 12/15/47 (Call 06/15/47)(a)	200	154,746
8.50%, 07/28/25(a)	450	411,750
8.75%, 04/04/24(a)	330	315,538

		2,299,148

Brazil — 7.3%
Banco BTG Pactual SA/Cayman Islands, 5.50%, 01/31/23(a)	200	201,940
Banco do Brasil SA/Cayman
4.63%, 01/15/25(a)	200	202,256
5.88%, 01/19/23(a)	200	210,541
9.00%, (Call 06/18/24)(a)(b)(c)(d)	200	213,000
9.25%, (Call 04/15/23)(a)(c)(d)	200	218,037
Braskem Netherlands Finance BV
3.50%, 01/10/23(a)(b)	200	197,095
4.50%, 01/10/28(a)	200	196,000
BRF SA, 3.95%, 05/22/23(a)	200	191,000
CSN Islands XII Corp., 7.00%, (Call 06/23/19)(a)(c)	100	87,000
Embraer Netherlands Finance BV
5.05%, 06/15/25	157	165,439
5.40%, 02/01/27	50	53,688
Fibria Overseas Finance Ltd., 5.25%, 05/12/24	50	52,703
Gol Finance Inc., 7.00%, 01/31/25 (Call 01/31/22)(a)	50	47,500
GTL Trade Finance Inc./Gerdau Holdings Inc., 5.89%, 04/29/24 (Call 01/29/24)(a)	150	161,740
Itau Unibanco Holding SA/Cayman Islands
5.13%, 05/13/23(a)(b)	200	208,077
5.65%, 03/19/22(a)(b)	200	208,791
6.50%, (Call 03/19/23)(a)(c)(d)	200	199,321
JBS Investments II GmbH, 7.00%, 01/15/26 (Call 01/15/22)(a)(b)	200	207,980
JBS USA LUX SA/JBS USA Finance Inc., 5.88%, 07/15/24 (Call 07/15/19)(a)	75	76,575
Klabin Austria GmbH, 5.75%, 04/03/29 (Call 01/03/29)(e)	200	199,960
Marfrig Holdings Europe BV, 8.00%, 06/08/23 (Call 06/08/19)(a)	200	207,800
Minerva Luxembourg SA, 6.50%, 09/20/26 (Call 09/20/21)(a)	200	196,428
Odebrecht Offshore Drilling Finance Ltd., 7.72%, (7.72% PIK), 12/01/26 (Call 12/01/21)(a)(b)(f)	152	37,825
Oi SA, 10.00%, (10.00% PIK), 07/27/25(f)	100	105,000
Petrobras Global Finance BV
4.38%, 05/20/23(b)	100	100,750
5.30%, 01/27/25(b)	158	162,266
5.63%, 05/20/43	100	90,925
5.75%, 02/01/29(b)	100	100,045

Security	Par (000)	Value

Brazil (continued)
6.00%, 01/27/28(b)	$325	$333,531
6.13%, 01/17/22	134	142,073
6.25%, 03/17/24	225	242,269
6.75%, 01/27/41	100	101,519
6.85%, 06/05/15	100	97,550
6.88%, 01/20/40	98	100,608
6.90%, 03/19/49	200	199,940
7.25%, 03/17/44(b)	150	158,495
7.38%, 01/17/27	250	278,325
8.75%, 05/23/26(b)	200	239,760
Rumo Luxembourg Sarl, 5.88%, 01/18/25 (Call 01/18/22)(a)	200	202,661
St. Marys Cement Inc. Canada, 5.75%, 01/28/27 (Call 10/28/26)(a)	200	212,500
Suzano Austria GmbH, 6.00%, 01/15/29 (Call 10/15/28)(a)	400	427,792
Vale Overseas Ltd.
6.25%, 08/10/26(b)	200	218,775
6.88%, 11/10/39	200	232,250
8.25%, 01/17/34	100	126,471

		7,614,201

Chile — 4.0%
Banco de Credito e Inversiones SA, 3.50%, 10/12/27(a)(b)	200	196,300
Celulosa Arauco y Constitucion SA, 4.50%, 08/01/24 (Call 05/01/24)	200	205,480
Cencosud SA
4.38%, 07/17/27 (Call 04/17/27)(a)	200	190,750
5.15%, 02/12/25 (Call 11/12/24)(a)(b)	200	206,200
Colbun SA, 4.50%, 07/10/24 (Call 04/11/24)(a)	400	410,634
Empresa Electrica Guacolda SA, 4.56%, 04/30/25 (Call 01/30/25)(a)	200	189,221
Empresa Nacional de Telecomunicaciones SA
4.75%, 08/01/26 (Call 05/03/26)(a)	200	201,291
4.88%, 10/30/24(a)	200	203,255
Enel Americas SA, 4.00%, 10/25/26 (Call 07/25/26)	200	198,050
Enel Chile SA, 4.88%, 06/12/28	300	317,666
GNL Quintero SA, 4.63%, 07/31/29(a)	200	206,163
Inversiones CMPC SA/Cayman Islands Branch, 4.38%, 05/15/23 (Call 02/15/23)(a)	600	610,500
Latam Finance Ltd.
6.88%, 04/11/24 (Call 04/11/21)(a)	200	205,696
7.00%, 03/01/26 (Call 03/01/23)(a)	200	204,500
SACI Falabella, 3.75%, 04/30/23(a)	200	200,550
VTR Finance BV, 6.88%, 01/15/24 (Call 05/10/19)(a)	400	414,264

		4,160,520

China — 9.5%
Alibaba Group Holding Ltd.
3.40%, 12/06/27 (Call 09/06/27)	500	490,325
4.00%, 12/06/37 (Call 06/06/37)	200	193,356
Azure Nova International Finance Ltd., 3.50%, 03/21/22(a)	200	198,789
Baidu Inc., 4.13%, 06/30/25	200	204,739
Bank of China Ltd./Hong Kong
3.44%, 03/08/23, (3 mo. LIBOR US + 0.850%)(a)(g)	200	200,383
3.88%, 06/30/25(a)	200	204,545
Bank of China Ltd./Macau, 2.88%, 04/20/22(a)	200	198,423
Bank of Communications Co. Ltd., 4.50%, 10/03/24 (Call 10/03/19)(a)(d)	200	200,509
BOC Aviation Ltd., 3.73%, 09/26/23 (Call 08/26/23), (3 mo. LIBOR US + 1.125%)(a)(g)	200	200,000
China Cinda Finance 2015 I Ltd., 4.25%, 04/23/25(a)	200	203,245
China Cinda Finance 2017 I Ltd., 3.88%, 02/08/23(a)	200	202,371

S C H E D U L E O F I N V E S T M E N T S	23

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® J.P. Morgan EM Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

China (continued)
China Construction Bank Corp., 3.88%, 05/13/25 (Call 05/13/20)(a)(d)	$200	$200,361
China Evergrande Group
8.25%, 03/23/22 (Call 03/23/20)(a)	200	192,165
8.75%, 06/28/25 (Call 06/28/21)(a)	200	183,250
China Overseas Finance Cayman VI Ltd., 5.95%, 05/08/24(a)	200	221,205
CITIC Ltd., 3.88%, 02/28/27(a)	200	197,245
CMBLEMTN 1 Ltd., 3.25%, 11/29/21(a)	200	197,409
CMHI Finance BVI Co. Ltd., 4.38%, 08/06/23(a)	200	205,387
CNOOC Finance 2012 Ltd., 3.88%, 05/02/22(a)	200	204,075
CNOOC Nexen Finance 2014 ULC, 4.25%, 04/30/24	200	208,065
CNPC General Capital Ltd., 3.40%, 04/16/23(a)	200	200,591
Country Garden Holdings Co. Ltd., 4.75%, 07/25/22 (Call 07/25/20)(a)	200	196,195
Easy Tactic Ltd., 5.75%, 01/13/22 (Call 01/13/20)(a)	200	195,409
Fortune Star BVI Ltd., 5.25%, 03/23/22 (Call 03/23/20)(a)	200	196,563
Franshion Brilliant Ltd., 4.00%, (Call 01/03/23)(a)(c)(d)	200	191,850
Huarong Finance 2017 Co. Ltd.
4.50%, (Call 01/24/22)(a)(c)(d)	400	399,886
4.75%, 04/27/27(a)	200	204,070
Huarong Finance II Co. Ltd., 5.50%, 01/16/25(a)	200	212,491
ICBCIL Finance Co. Ltd., 2.50%, 09/29/21(a)	200	195,557
Industrial & Commercial Bank of China Ltd./London, 3.43%, 10/25/23, (3 mo. LIBOR US + 0.850%)(a)(g)	400	400,683
Industrial & Commercial Bank of China Ltd./Singapore, 3.53%, 04/24/22, (3 mo. LIBOR US + 0.950%)(a)(g)	200	201,439
JD.com Inc., 3.88%, 04/29/26	200	195,461
Kaisa Group Holdings Ltd., 8.50%, 06/30/22 (Call 06/30/20)(a)	200	183,519
Lenovo Group Ltd., 4.75%, 03/29/23(a)	200	200,730
Nexen Inc.
6.40%, 05/15/37	200	253,735
7.50%, 07/30/39	100	143,369
Proven Honour Capital Ltd., 4.13%, 05/19/25(a)	200	198,551
Shimao Property Holdings Ltd., 4.75%, 07/03/22 (Call 07/03/20)(a)	200	199,937
Sino-Ocean Land Treasure Finance II Ltd., 5.95%, 02/04/27(a)	200	207,095
Sinopec Capital 2013 Ltd., 3.13%, 04/24/23(a)(b)	200	198,417
Sunac China Holdings Ltd., 7.95%, 08/08/22 (Call 08/08/20)(a)	200	204,245
Tencent Holdings Ltd.
3.60%, 01/19/28 (Call 10/19/27)(a)	300	294,278
3.93%, 01/19/38 (Call 07/19/37)(a)	200	191,243
Tsinghua Unic Ltd., 5.38%, 01/31/23(a)	200	193,250
Vanke Real Estate Hong Kong Co. Ltd., 4.15%, 04/18/23(a)	200	201,853
Yingde Gases Investment Ltd., 6.25%, 01/19/23 (Call 01/19/21)(a)	200	201,059

		9,967,323

Colombia — 4.9%
AI Candelaria Spain SLU, 7.50%, 12/15/28 (Call 09/15/28)(a)	250	263,750
Banco de Bogota SA
4.38%, 08/03/27(a)	200	201,520
5.38%, 02/19/23(a)	200	208,563
6.25%, 05/12/26(a)	200	217,852
Bancolombia SA
4.88%, 10/18/27 (Call 10/18/22)(d)	200	201,134
5.13%, 09/11/22	193	200,720
5.95%, 06/03/21	300	315,630
Colombia Telecomunicaciones SA ESP
5.38%, 09/27/22 (Call 05/30/19)(a)(b)	200	203,000
8.50%, (Call 03/30/20)(a)(c)(d)	100	103,385

Security	Par (000)	Value

Colombia (continued)
Ecopetrol SA
4.13%, 01/16/25	$200	$201,200
5.38%, 06/26/26 (Call 03/26/26)	325	347,766
5.88%, 09/18/23	550	596,530
5.88%, 05/28/45	600	618,030
7.38%, 09/18/43	100	121,013
Grupo Aval Ltd., 4.75%, 09/26/22(a)	200	203,691
Grupo de Inversiones Suramericana SA, 5.50%, 04/29/26 (Call 01/29/26)(a)	200	213,480
Millicom International Cellular SA
6.00%, 03/15/25 (Call 03/15/20)(a)	200	207,750
6.25%, 03/25/29 (Call 03/25/24)(e)	200	206,750
6.63%, 10/15/26 (Call 10/15/21)(a)	200	213,780
SURAAsset Management SA, 4.88%, 04/17/24(a)(b)	100	104,300
Transportadora de Gas Internacional SA ESP, 5.55%, 11/01/28(a)	200	218,039

		5,167,883

Ghana — 0.6%
Kosmos Energy Ltd., 7.13%, 04/04/26 (Call 04/04/22)(e)	200	200,500
Tullow Oil PLC
6.25%, 04/15/22 (Call 05/10/19)(a)	200	201,281
7.00%, 03/01/25 (Call 03/01/21)(a)(b)	200	203,640

		605,421

Guatemala — 0.4%
Comunicaciones Celulares SA Via Comcel Trust, 6.88%, 02/06/24 (Call 06/14/19)(a)	200	206,935
Industrial Senior Trust, 5.50%, 11/01/22(a)	200	202,339

		409,274

Hong Kong — 5.4%
AIA Group Ltd.
3.90%, 04/06/28 (Call 01/06/28)(a)	200	204,988
4.50%, 03/16/46 (Call 09/16/45)(a)	200	211,407
Bank of China Hong Kong Ltd., 5.90%, (Call 09/14/23)(a)(c)(d)	400	419,360
Bank of East Asia Ltd. (The), 4.00%, 11/03/26 (Call 11/03/21)(a)(d)	200	199,965
Celestial Miles Ltd., 5.75%, (Call 01/31/24)(a)(c)(d)	200	206,625
China CITIC Bank International Ltd., 7.10%, (Call 11/06/23)(a)(c)(d)	200	209,463
CK Hutchison International 16 Ltd., 2.75%, 10/03/26(a)(b)	800	756,108
HKT Capital No. 4 Ltd., 3.00%, 07/14/26(a)	200	189,525
HLP Finance Ltd., 4.75%, 06/25/22(a)	200	207,067
Hongkong Electric Finance Ltd., 2.88%, 05/03/26(a)	200	191,569
Hongkong Land Finance Cayman Islands Co. Ltd. (The), 4.50%, 06/01/22(a)	200	207,857
Hutchison Whampoa International 11 Ltd., 4.63%, 01/13/22(a)(b)	600	623,380
Industrial & Commercial Bank of China Asia Ltd., 4.25%, (Call 07/21/21)(a)(c)(d)	200	197,839
Nan Fung Treasury II Ltd., 5.50%, (Call 05/29/20)(a)(c)	200	189,551
Nanyang Commercial Bank Ltd., 5.00%, (Call 06/02/22)(a)(c)(d)	200	193,611
NWD Finance BVI Ltd., 5.75%, (Call 10/05/21)(a)(c)	200	190,819
OVPH Ltd., 5.88%, (Call 03/01/21)(a)(c)	200	201,925
PCPD Capital Ltd., 4.75%, 03/09/22(a)	200	199,851
Radiant Access Ltd., 4.60%, (Call 05/18/20)(a)(c)	200	180,225
Sun Hung Kai Properties Capital Market Ltd., 4.50%, 02/14/22(a)	200	207,363
Swire Pacific MTN Financing Ltd., 4.50%, 10/09/23(a)	200	210,257
Swire Properties MTN Financing Ltd., 3.63%, 01/13/26(a)	200	200,031

		5,598,786

24	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® J.P. Morgan EM Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

India — 5.0%
ABJA Investment Co. Pte Ltd., 5.45%, 01/24/28(a)	$200	$187,000
Adani Ports & Special Economic Zone Ltd., 4.00%, 07/30/27 (Call 06/30/27)(a)	200	191,951
Axis Bank Ltd./Dubai, 3.00%, 08/08/22(a)	200	196,375
Bharat Petroleum Corp. Ltd., 4.00%, 05/08/25(a)	200	200,237
Bharti Airtel International Netherlands BV, 5.35%, 05/20/24(a)	200	207,617
Bharti Airtel Ltd., 4.38%, 06/10/25(a)(b)	200	197,046
Canara Bank/London, 3.25%, 08/10/22(a)	200	197,175
Delhi International Airport Ltd., 6.13%, 10/31/26(a)	200	206,453
Greenko Dutch BV, 5.25%, 07/24/24 (Call 07/24/20)(a)	200	194,825
ICICI Bank Ltd./Dubai, 4.00%, 03/18/26(a)	250	249,519
Indian Oil Corp. Ltd.
4.75%, 01/16/24(a)	200	207,049
5.75%, 08/01/23(a)	200	215,059
JSW Steel Ltd., 5.25%, 04/13/22(a)	200	200,451
NTPC Ltd., 4.38%, 11/26/24(a)	200	205,113
Oil India Ltd., 5.38%, 04/17/24(a)	200	212,827
ONGC Videsh Ltd., 4.63%, 07/15/24(a)	200	207,277
REC Ltd., 5.25%, 11/13/23(a)	200	209,377
Reliance Holdings USA Inc.,
5.40%, 02/14/22(a)	250	262,639
Reliance Industries Ltd.
4.13%, 01/28/25(a)	250	255,259
4.88%, 02/10/45(a)	250	258,599
State Bank of India/London
4.38%, 01/24/24(a)	200	204,973
4.88%, 04/17/24(a)	200	209,547
Vedanta Resources Ltd.
7.13%, 05/31/23(a)(b)	400	390,026
8.25%, 06/07/21(a)	200	206,977

		5,273,371

Indonesia — 2.0%
Eterna Capital Pte Ltd., Series B, 8.00%, (8.00% PIK), 12/11/22 (Call 05/30/19)(f)	102	91,756
Indika Energy Capital III Pte Ltd., 5.88%, 11/09/24 (Call 11/09/21)(a)	250	235,681
Listrindo Capital BV, 4.95%, 09/14/26 (Call 09/14/21)(a)	200	193,001
LLPL Capital Pte Ltd., 6.88%, 02/04/39(a)	200	215,916
Medco Platinum Road Pte Ltd., 6.75%, 01/30/25 (Call 01/30/22)(a)	200	194,500
Minejesa Capital BV
4.63%, 08/10/30(a)	400	387,487
5.63%, 08/10/37(a)	200	197,975
Perusahaan Gas Negara Persero Tbk, 5.13%, 05/16/24(a)	400	419,326
Saka Energi Indonesia PT, 4.45%, 05/05/24(a)	200	198,000

		2,133,642

Israel — 4.6%
Altice Financing SA
6.63%, 02/15/23 (Call 05/30/19)(a)	400	410,500
7.50%, 05/15/26 (Call 05/15/21)(a)	600	607,500
Israel Chemicals Ltd., 6.38%, 05/31/38 (Call 11/30/37)(e)	150	164,063
Israel Electric Corp. Ltd.
6.88%, 06/21/23(a)	200	224,750
Series 6, 5.00%, 11/12/24(e)	400	426,010
Teva Pharmaceutical Finance Co. BV
2.95%, 12/18/22	200	187,786
Series 2, 3.65%, 11/10/21(b)	300	295,319
Teva Pharmaceutical Finance Co. LLC, 6.15%, 02/01/36	300	292,875

Security	Par (000)	Value

Israel (continued)
Teva Pharmaceutical Finance Netherlands III BV
2.20%, 07/21/21	$450	$431,469
2.80%, 07/21/23	600	544,008
3.15%, 10/01/26	800	668,104
4.10%, 10/01/46	290	205,105
6.75%, 03/01/28 (Call 12/01/27)	300	308,716

		4,766,205

Jamaica — 0.6%
Digicel Group One Ltd., 8.25%, 12/30/22 (Call 12/30/20)(a)	400	263,400
Digicel Group Two Ltd.
9.13%, (9.13% PIK), 04/01/24 (Call 05/31/19)(e)(f)	1	265
9.13%, (9.13% PIK), 04/01/24 (Call 05/30/19)(a)(f)	200	62,000
Digicel Ltd., 6.75%, 03/01/23 (Call 05/15/19)(a)(b)	400	281,520

		607,185

Kazakhstan — 0.5%
Halyk Savings Bank of Kazakhstan JSC, 5.50%, 12/21/22 (Call 05/30/19)(a)	147	146,700
Nostrum Oil & Gas Finance BV, 8.00%, 07/25/22 (Call 07/25/19)(a)	200	141,500
Tengizchevroil Finance Co. International Ltd., 4.00%, 08/15/26(a)	200	199,750

		487,950

Kuwait — 1.8%
Burgan Senior SPC Ltd., 3.13%, 09/14/21(a)	200	198,170
Equate Petrochemical BV
3.00%, 03/03/22(a)	450	446,063
4.25%, 11/03/26(a)	200	204,500
Equate Sukuk Spc Ltd., 3.94%, 02/21/24(a)	200	202,500
Kuwait Projects Co. SPC Ltd.
4.50%, 02/23/27(a)	200	194,500
5.00%, 03/15/23(a)	200	207,000
NBK SPC Ltd., 2.75%, 05/30/22(a)	400	394,000

		1,846,733

Macau — 2.2%
Melco Resorts Finance Ltd., 4.88%, 06/06/25 (Call 06/06/20)(a)	200	199,267
Sands China Ltd.
4.60%, 08/08/23 (Call 07/08/23)	200	206,195
5.13%, 08/08/25 (Call 06/08/25)	600	633,297
5.40%, 08/08/28 (Call 05/08/28)	600	633,915
Studio City Co. Ltd., 7.25%, 11/30/21 (Call 05/30/19)(a)	200	206,559
Studio City Finance Ltd., 7.25%, 02/11/24 (Call 02/11/21)(a)	200	208,250
Wynn Macau Ltd., 4.88%, 10/01/24 (Call 10/01/20)(a)	200	196,737

		2,284,220

Malaysia — 1.3%
Gohl Capital Ltd., 4.25%, 01/24/27(a)	400	397,894
IOI Investment L Bhd, 4.38%, 06/27/22(a)	200	202,907
Malayan Banking Bhd, 3.91%, 10/29/26 (Call 10/29/21)(a)(d)	200	200,351
RHB Bank Bhd, 2.50%, 10/06/21(a)	200	197,131
TNB Global Ventures Capital Bhd
3.24%, 10/19/26(a)	200	191,629
4.85%, 11/01/28(a)	200	213,760

		1,403,672

Mexico — 5.6%
Alfa SAB de CV, 5.25%, 03/25/24 (Call 12/25/23)(a)	200	208,799
America Movil SAB de CV
3.13%, 07/16/22	200	200,974
6.13%, 03/30/40	400	496,440

S C H E D U L E O F I N V E S T M E N T S	25

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® J.P. Morgan EM Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mexico (continued)
6.38%, 03/01/35	$200	$246,033
Banco Inbursa SA Institucion De Banca Multiple Grupo Financiero Inbursa, 4.13%, 06/06/24(a)	150	149,698
Banco Mercantil del Norte SA/Grand Cayman, 5.75%, 10/04/31 (Call 10/04/26)(a)(d)	200	195,845
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand
4.13%, 11/09/22(a)(b)	300	304,621
5.95%, 10/01/28 (Call 10/01/23)(a)(d)	200	209,910
BBVA Bancomer SA/Texas
4.38%, 04/10/24(a)	150	154,097
5.13%, 01/18/33 (Call 01/17/28)(a)(d)	200	189,500
6.75%, 09/30/22(a)	150	162,902
Cemex SAB de CV
6.13%, 05/05/25 (Call 05/05/20)(a)(b)	200	207,912
7.75%, 04/16/26 (Call 04/16/21)(a)	200	218,500
Coca-Cola FEMSA SAB de CV, 3.88%, 11/26/23	150	154,709
Cometa Energia SA de CV, 6.38%, 04/24/35 (Call 01/24/35)(a)	195	195,101
El Puerto de Liverpool SAB de CV, 3.88%, 10/06/26(a)	200	194,936
Fomento Economico Mexicano SAB de CV, 4.38%, 05/10/43	150	150,136
Grupo Bimbo SAB de CV
3.88%, 06/27/24(a)	200	202,503
4.50%, 01/25/22(a)	100	102,625
4.88%, 06/27/44(a)	200	195,000
Grupo Televisa SAB
5.00%, 05/13/45 (Call 11/13/44)	200	197,575
6.63%, 01/15/40	100	116,147
Mexichem SAB de CV, 5.50%, 01/15/48 (Call 07/15/47)(a)	200	190,500
Sigma Alimentos SA de CV, 4.13%, 05/02/26 (Call 02/02/26)(a)	200	196,993
Southern Copper Corp.
3.88%, 04/23/25	100	101,000
5.25%, 11/08/42	200	208,500
5.88%, 04/23/45(b)	150	167,625
6.75%, 04/16/40	100	120,125
7.50%, 07/27/35	200	253,250
Trust F/1401, 5.25%, 01/30/26 (Call 10/30/25)(a)	200	204,737

		5,896,693

Morocco — 0.6%
OCP SA
4.50%, 10/22/25(a)	200	198,250
5.63%, 04/25/24(a)	200	210,250
6.88%, 04/25/44(a)	200	217,000

		625,500

Nigeria — 0.4%
IHS Netherlands Holdco BV, 9.50%, 10/27/21 (Call 05/30/19)(a)	200	207,028
Zenith Bank PLC, 7.38%, 05/30/22(a)	200	208,500

		415,528

Oman — 0.5%
National Bank of Oman SAOG, 5.63%, 09/25/23(a)	200	199,797
Oztel Holdings SPC Ltd., 6.63%, 04/24/28(a)	300	292,442

		492,239

Panama — 0.6%
Banco General SA, 4.13%, 08/07/27 (Call 05/07/27)(a)	200	195,976
C&W Senior Financing DAC, 6.88%, 09/15/27 (Call 09/15/22)(a)(b)	200	200,750
Global Bank Corp., 4.50%, 10/20/21(a)(b)	200	203,000

		599,726

Security	Par (000)	Value

Peru — 2.0%
Banco de Credito del Peru, 4.25%, 04/01/23(a)	$300	$310,088
BBVA Banco Continental SA, 5.00%, 08/26/22(a)	150	157,875
Hunt Oil Co. of Peru LLC Sucursal Del Peru, 6.38%, 06/01/28(a)	200	218,231
Inkia Energy Ltd., 5.88%, 11/09/27 (Call 11/09/22)(a)	200	200,113
Kallpa Generacion SA, 4.13%, 08/16/27 (Call 05/16/27)(a)	200	196,841
Lima Metro Line 2 Finance Ltd., 5.88%, 07/05/34(a)	200	212,500
Nexa Resources SA, 5.38%, 05/04/27 (Call 02/04/27)(a)	200	207,730
Orazul Energy Egenor S en C por A, 5.63%, 04/28/27 (Call 04/28/22)(a)	200	198,000
Peru LNG Srl, 5.38%, 03/22/30(a)(b)	200	211,129
Transportadora de Gas del Peru SA, 4.25%, 04/30/28(a)	200	204,250

		2,116,757

Philippines — 0.8%
Bank of the Philippine Islands, 4.25%, 09/04/23(a)	200	206,749
BDO Unibank Inc., 2.95%, 03/06/23(a)	200	196,491
JGSH Philippines Ltd., 4.38%, 01/23/23(a)	200	201,999
Petron Corp., 4.60%, (Call 07/19/23)(a)(c)(d)	200	195,800

		801,039

Poland — 0.2%
Powszechna Kasa Oszczednosci Bank Polski SA Via PKO Finance AB, 4.63%, 09/26/22(a)	200	207,529

Qatar — 2.6%
ABQ Finance Ltd., 3.50%, 02/22/22(a)	200	198,213
AKCB Finance Ltd., 4.75%, 10/09/23(a)	200	206,301
CBQ Finance Ltd., 3.25%, 06/13/21(a)	200	198,750
Nakilat Inc., 6.07%, 12/31/33(a)	350	395,500
Ooredoo International Finance Ltd.
3.25%, 02/21/23(a)	350	349,563
3.88%, 01/31/28(a)	200	201,500
5.00%, 10/19/25(a)	200	215,500
QIB Sukuk Ltd., 3.25%, 05/23/22(a)	200	196,000
QNB Finance Ltd., 2.13%, 09/07/21(a)	200	195,300
Ras Laffan Liquefied Natural Gas Co. Ltd. III
5.84%, 09/30/27(a)	250	275,769
6.33%, 09/30/27(a)	250	281,616

		2,714,012

Russia — 5.5%
Alfa Bank AO Via Alfa Bond Issuance PLC, 8.00%, (Call 02/03/22)(a)(c)(d)	200	195,987
Credit Bank of Moscow Via CBOM Finance PLC, 7.50%, 10/05/27 (Call 10/05/22)(a)(d)	200	163,750
Eurochem Finance DAC, 5.50%, 03/13/24(a)	200	202,626
Evraz PLC, 5.38%, 03/20/23(a)	200	203,500
Gazprom Neft OAO Via GPN Capital SA
4.38%, 09/19/22(a)	200	202,250
6.00%, 11/27/23(a)	200	215,000
Gazprom OAO Via Gaz Capital SA
4.95%, 07/19/22(a)	400	414,500
4.95%, 02/06/28(a)	200	203,250
6.51%, 03/07/22(a)	100	107,500
7.29%, 08/16/37(a)	100	119,950
8.63%, 04/28/34(a)	250	328,611
Lukoil International Finance BV
4.56%, 04/24/23(a)	400	410,000
6.66%, 06/07/22(a)	100	108,250
Metalloinvest Finance DAC, 4.85%, 05/02/24(a)	200	199,500

26	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® J.P. Morgan EM Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Russia (continued)
MMC Norilsk Nickel OJSC via MMC Finance DAC, 4.10%, 04/11/23(a)	$200	$199,000
Novatek OAO Via Novatek Finance DAC, 4.42%, 12/13/22(a)	200	202,500
Novolipetsk Steel via Steel Funding DAC, 4.50%, 06/15/23(a)	200	200,750
Polyus Finance PLC, 5.25%, 02/07/23(a)	200	201,750
Rosneft Oil Co. Via Rosneft International Finance DAC, 4.20%, 03/06/22(a)	200	200,500
Sberbank of Russia Via SB Capital SA
5.13%, 10/29/22(a)	400	407,382
6.13%, 02/07/22(a)	200	211,900
VEON Holdings BV
4.95%, 06/16/24 (Call 03/16/24)(a)	200	201,750
5.95%, 02/13/23(a)	200	207,500
VTB Bank OJSC Via VTB Capital SA, 6.95%, 10/17/22(a)	400	417,000
VTB Bank PJSC Via VTB Eurasia DAC, 9.50%, (Call 12/06/22)(a)(c)(d)	200	206,850

		5,731,556

Saudi Arabia — 3.0%
Acwa Power Management And Investments One Ltd., 5.95%, 12/15/39(a)	200	207,000
Almarai Sukuk Ltd., 4.31%, 03/05/24(a)	200	203,710
Dar Al-Arkan Sukuk Co. Ltd., 6.88%, 03/21/23(a)	200	190,283
SABIC Capital II BV
4.00%, 10/10/23(a)	400	410,400
4.50%, 10/10/28(a)	200	210,800
Saudi Electricity Global Sukuk Co., 4.21%, 04/03/22(a)	200	206,000
Saudi Electricity Global Sukuk Co. 2, 5.06%, 04/08/43(a)	200	206,690
Saudi Electricity Global Sukuk Co. 3
4.00%, 04/08/24(a)	600	615,600
5.50%, 04/08/44(a)	200	216,500
Saudi Electricity Global Sukuk Co. 4
4.22%, 01/27/24(a)	200	206,500
4.72%, 09/27/28(a)	400	424,000

		3,097,483

Singapore — 2.9%
DBS Group Holdings Ltd.
3.20%, 07/25/22, (3 mo. LIBOR US + 0.620%)(a)(g)	200	200,613
3.60%, (Call 09/07/21)(a)(c)(d)	200	196,927
Flex Ltd., 4.75%, 06/15/25 (Call 03/15/25)	310	318,913
GLP Pte Ltd., 3.88%, 06/04/25(a)	425	409,753
Oversea-Chinese Banking Corp. Ltd.
4.00%, 10/15/24 (Call 10/15/19)(a)(d)	400	400,992
4.25%, 06/19/24(a)(b)	200	206,425
SingTel Group Treasury Pte Ltd.
3.25%, 06/30/25(a)	500	501,622
3.88%, 08/28/28 (Call 05/28/28)(a)	200	206,191
United Overseas Bank Ltd.
3.50%, 09/16/26 (Call 09/16/21)(a)(d)	400	400,042
3.88%, (Call 10/19/23)(a)(c)(d)	200	193,581

		3,035,059

South Africa — 2.5%
AngloGold Ashanti Holdings PLC, 5.13%, 08/01/22(b)	157	162,508
Liquid Telecommunications Financing PLC, 8.50%, 07/13/22 (Call 07/13/20)(a)	200	202,250
MTN Mauritius Investment Ltd.
4.76%, 11/11/24(a)	200	192,958
5.37%, 02/13/22(a)	200	201,438
6.50%, 10/13/26(a)	200	205,500

Security	Par (000)	Value

South Africa (continued)
Myriad International Holdings BV
4.85%, 07/06/27 (Call 04/06/27)(a)	$200	$207,905
5.50%, 07/21/25 (Call 04/21/25)(a)	400	432,000
Petra Diamonds U.S. Treasury PLC, 7.25%, 05/01/22 (Call 05/30/19)(a)	200	188,750
Sasol Financing International Ltd., 4.50%, 11/14/22(b)	400	405,000
SASOL Financing USA LLC
5.88%, 03/27/24 (Call 02/27/24)	200	212,300
6.50%, 09/27/28 (Call 06/27/28)	200	218,352

		2,628,961

South Korea — 4.0%
Hanwha Life Insurance Co. Ltd., 4.70%, (Call 04/23/23)(a)(c)(d)	200	195,000
Heungkuk Life Insurance Co. Ltd., 4.48%, 11/09/47 (Call 11/09/22)(a)(d)	200	188,000
Hyundai Capital Services Inc., 3.00%, 03/06/22(a)	400	395,769
Kia Motors Corp., 3.00%, 04/25/23(a)	200	196,519
Kookmin Bank, 2.88%, 03/25/23(a)	200	197,976
Korea East-West Power Company Ltd., 2.63%, 06/19/22(a)	200	198,145
Korea Gas Corp.
3.50%, 07/21/25(a)	200	203,663
3.88%, 02/12/24(a)	200	206,565
Korea Hydro & Nuclear Power Co. Ltd., 3.00%, 09/19/22(a)	200	200,367
Kyobo Life Insurance Co. Ltd., 3.95%, 07/24/47 (Call 07/24/22)(a)(d)	200	196,575
NongHyup Bank
1.88%, 09/12/21(a)	200	195,151
2.88%, 07/17/22(a)	200	198,963
Shinhan Bank Co. Ltd., 2.88%, 03/28/22(a)	400	398,962
SK Innovation Co. Ltd., 4.13%, 07/13/23(a)	200	206,530
SK Telecom Co. Ltd., 3.75%, 04/16/23(a)	200	204,298
Woori Bank
2.63%, 07/20/21(a)(b)	200	198,503
4.75%, 04/30/24(a)	400	418,598
5.25%, (Call 05/16/22)(a)(c)(d)	200	202,485

		4,202,069

Taiwan — 0.2%
Formosa Group Cayman Ltd., 3.38%, 04/22/25(a)	200	198,561

Thailand — 1.6%
Bangkok Bank PCL/Hong Kong
4.05%, 03/19/24(a)	200	205,953
4.45%, 09/19/28(a)(b)	200	209,357
5.00%, 10/03/23(a)	200	213,567
PTT Global Chemical PCL, 4.25%, 09/19/22(a)	200	204,947
PTTEP Treasury Center Co. Ltd., 4.60%, (Call 07/17/22)(a)(c)(d)	200	199,291
Siam Commercial Bank PCL/Cayman Islands
2.75%, 05/16/23(a)	200	195,168
4.40%, 02/11/29(a)	200	207,963
Thaioil Treasury Center Co. Ltd., 5.38%, 11/20/48(a)	200	225,679

		1,661,925

Turkey — 4.4%
Akbank Turk AS, 5.13%, 03/31/25(a)	200	171,708
Anadolu Efes Biracilik Ve Malt Sanayii AS, 3.38%, 11/01/22(a)	200	188,020
Coca-Cola Icecek AS, 4.22%, 09/19/24 (Call 06/19/24)(a)	200	190,708
KOC Holding AS
5.25%, 03/15/23 (Call 12/15/22)(a)	200	190,750
6.50%, 03/11/25 (Call 12/11/24)(a)	200	194,149
Petkim Petrokimya Holding AS, 5.88%, 01/26/23 (Call 01/26/21)(a)	200	184,500

S C H E D U L E O F I N V E S T M E N T S	27

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® J.P. Morgan EM Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Turkey (continued)
QNB Finansbank AS, 4.88%, 05/19/22(a)	$200	$188,000
Tupras Turkiye Petrol Rafinerileri AS, 4.50%, 10/18/24 (Call 07/20/24)(a)	200	175,438
Turk Telekomunikasyon AS, 4.88%, 06/19/24(a)	200	178,770
Turkcell Iletisim Hizmetleri AS, 5.75%, 10/15/25(a)	200	183,020
Turkiye Garanti Bankasi AS, 5.88%, 03/16/23(a)	400	372,000
Turkiye Is Bankasi AS
5.00%, 06/25/21(a)	200	186,750
5.38%, 10/06/21(a)	200	187,000
5.50%, 04/21/22(a)	200	182,750
6.13%, 04/25/24(a)	200	172,728
7.00%, 06/29/28 (Call 06/29/23)(a)(d)	200	150,750
Turkiye Sise ve Cam Fabrikalari AS, 6.95%, 03/14/26 (Call 12/14/25)(e)	200	191,500
Turkiye Vakiflar Bankasi TAO
5.63%, 05/30/22(a)	200	181,938
5.75%, 01/30/23(a)	200	176,770
6.00%, 11/01/22(a)	200	172,770
Yapi ve Kredi Bankasi AS
5.85%, 06/21/24(a)	200	173,627
6.10%, 03/16/23(a)	200	181,978
8.25%, 10/15/24(e)	200	190,520
8.50%, 03/09/26 (Call 03/09/21)(a)(d)	300	269,162

		4,635,306

Ukraine — 1.1%
DTEK Finance PLC, 10.75%, (10.75% PIK), 12/31/24 (Call 05/31/19)(f)	360	350,085
Kernel Holding SA, 8.75%, 01/31/22(a)	200	203,938
Metinvest BV
7.75%, 04/23/23 (Call 01/23/23)(a)	200	195,500
8.50%, 04/23/26 (Call 01/23/26)(a)	200	195,978
MHP SE, 7.75%, 05/10/24(a)	200	201,728

		1,147,229

United Arab Emirates — 5.4%
Abu Dhabi National Energy Co. PJSC
3.63%, 06/22/21(a)	200	201,250
3.63%, 01/12/23(a)	200	202,520
4.38%, 04/23/25(a)	200	206,049
4.38%, 06/22/26(a)	200	205,500
4.88%, 04/23/30(a)	200	213,500
6.50%, 10/27/36(a)	100	126,125
ADCB Finance Cayman Ltd., 4.50%, 03/06/23(a)	200	205,250
ADIB Capital Invest 2 Ltd., 7.13%, (Call 09/20/23)(a)(c)(d)	200	212,250
BOS Funding Ltd., 4.23%, 03/07/22(a)	200	200,500
DAE Funding LLC, 5.00%, 08/01/24 (Call 08/01/20)(a)	400	407,500
DIB Sukuk Ltd., 3.66%, 02/14/22(a)	200	200,250
DIB Tier 1 Sukuk 3 Ltd., 6.25%, (Call 01/22/25)(a)(c)(d)	200	207,500
Dolphin Energy Ltd. LLC, 5.50%, 12/15/21(a)	200	211,100
DP World Crescent Ltd.
3.91%, 05/31/23(a)	200	203,000
4.85%, 09/26/28(a)	200	208,851
DP World PLC, 6.85%, 07/02/37(a)	300	365,164
Emaar Sukuk Ltd., 3.64%, 09/15/26(a)	200	191,068
EMG SUKUK Ltd., 4.56%, 06/18/24(a)	200	203,000
Emirates NBD Tier 1 Ltd., 5.75%, (Call 05/30/19)(a)(c)(d)	200	199,250
Fab Sukuk Co. Ltd., 3.63%, 03/05/23(a)	200	201,071
First Abu Dhabi Bank PJSC, 3.00%, 03/30/22(a)	200	198,000
MAF Global Securities Ltd., 4.75%, 05/07/24(a)	200	204,533
Ruwais Power Co. PJSC, 6.00%, 08/31/36(a)	200	233,500

Security	Par/ Shares (000)	Value

United Arab Emirates (continued)
Shelf Drilling Holdings Ltd., 8.25%, 02/15/25 (Call 02/15/21)(a)	$200	$194,750
SIB Sukuk Co. III Ltd., 4.23%, 04/18/23(a)	200	202,000
Union National Bank PJSC, 4.00%, 03/13/23(a)	200	201,614

		5,605,095

Zambia — 1.1%
First Quantum Minerals Ltd.
6.50%, 03/01/24 (Call 09/01/20)(a)	200	188,295
7.25%, 04/01/23 (Call 10/01/19)(a)	600	592,500
7.50%, 04/01/25 (Call 04/01/20)(a)	400	387,054

		1,167,849

Total Corporate Bonds & Notes — 97.3% (Cost: $101,761,626)		101,605,650

Foreign Government Obligations(h)

Nigeria — 0.2%
Africa Finance Corp., 3.88%, 04/13/24(a)	200	199,250

South Korea — 0.5%
Korea Gas Corp., 6.25%, 01/20/42(a)(b)	200	271,925
Korea Hydro & Nuclear Power Co. Ltd., 3.75%, 07/25/23(a)	200	204,832

		476,757

Supranational — 0.2%
African Export-Import Bank (The), 5.25%, 10/11/23(a)	200	209,250

Total Foreign Government Obligations — 0.9% (Cost: $887,372)		885,257

Short-Term Investments

Money Market Funds — 8.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.59%(i)(j)(k)	7,886	7,889,628
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.37%(i)(j)	903	903,351

		8,792,979

Total Short-Term Investments — 8.4% (Cost: $8,791,188)		8,792,979

Total Investments in Securities — 106.6% (Cost: $111,440,186)		111,283,886

Other Assets, Less Liabilities — (6.6)%		(6,905,119)

Net Assets — 100.0%		$104,378,767

(a)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(b)	All or a portion of this security is on loan.
(c)	Perpetual security with no stated maturity date.
(d)	Security is issued at a fixed coupon rate, which converts to a variable rate at a specified date.
(e)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(f)	Payment-in-kind (“PIK”) bond which gives the issuer an option to make coupon payments in cash or in the form of additional bonds. Stated interest rate represents the cash coupon rate.
(g)	Variable or floating rate security. Rate shown is the rate in effect as of period-end.
(h)	U.S. dollar denominated security issued by foreign domiciled entity.
(i)	Affiliate of the Fund.
(j)	Annualized 7-day yield as of period-end.

28	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® J.P. Morgan EM Corporate Bond ETF

(k)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended April 30, 2019, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 10/31/18 (000)	Net Activity (000)	Shares Held at 04/30/19 (000)	Value at 04/30/19	Income		Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	4,764	3,122	7,886	$7,889,628	$20,963	(b)	$15		$1,277
BlackRock Cash Funds: Treasury, SL Agency Shares	336	567	903	903,351	8,297		—		—

				$8,792,979	$29,260		$ 15		$ 1,277

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate Bonds & Notes	$—	$101,605,650	$—	$101,605,650
Foreign Government Obligations	—	885,257	—	885,257
Money Market Funds	8,792,979	—	—	8,792,979

	$ 8,792,979	$102,490,907	$ —	$111,283,886

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	29

Schedule of Investments (unaudited) April 30, 2019	iShares® J.P. Morgan EM Local Currency Bond ETF (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Foreign Government Obligations

Argentina — 4.5%
Argentine Bonos del Tesoro
15.50%, 10/17/26	ARS	783,640	$12,818,922
16.00%, 10/17/23	ARS	553,441	9,239,703
18.20%, 10/03/21	ARS	454,348	7,480,317

			29,538,942

Brazil — 12.9%
Brazil Letras do Tesouro Nacional
0.00%, 07/01/20(a)	BRL	51,500	12,085,022
0.00%, 07/01/21(a)	BRL	37,037	7,997,754
0.00%, 01/01/22(a)	BRL	39,524	8,164,823
0.00%, 07/01/22(a)	BRL	44,000	8,693,683
Brazil Notas do Tesouro Nacional
Series F, 10.00%, 01/01/21	BRL	51,772	13,661,140
Series F, 10.00%, 01/01/23	BRL	52,557	14,041,780
Series F, 10.00%, 01/01/25	BRL	37,399	10,025,824
Series F, 10.00%, 01/01/27	BRL	32,193	8,628,442
Series F, 10.00%, 01/01/29	BRL	5,263	1,414,985
Brazilian Government International Bond
8.50%, 01/05/24	BRL	500	130,251
10.25%, 01/10/28	BRL	1,420	403,950
12.50%, 01/05/22	BRL	1,633	465,835

			85,713,489

Chile — 4.5%
Bonos de la Tesoreria de la Republica en pesos
4.00%, 03/01/23(b)	CLP	1,610,000	2,401,317
4.50%, 02/28/21	CLP	1,425,000	2,140,623
4.50%, 03/01/21	CLP	2,905,000	4,363,817
4.50%, 03/01/26	CLP	3,450,000	5,245,910
4.70%, 09/01/30(b)	CLP	1,190,000	1,835,231
5.00%, 03/01/35	CLP	4,015,000	6,421,419
6.00%, 01/01/43	CLP	3,705,000	6,812,437
Chile Government International Bond, 5.50%, 08/05/20	CLP	390,000	586,724

			29,807,478

Colombia — 4.2%
Colombia Government International Bond
7.75%, 04/14/21	COP	5,918,000	1,907,783
9.85%, 06/28/27	COP	745,000	286,205
Colombian TES
6.00%, 04/28/28	COP	10,213,300	3,023,902
6.25%, 11/26/25	COP	9,058,000	2,791,726
7.00%, 05/04/22	COP	14,339,200	4,628,819
7.00%, 06/30/32	COP	10,094,900	3,103,130
7.50%, 08/26/26	COP	13,353,000	4,383,718
7.75%, 09/18/30	COP	6,683,600	2,201,440
10.00%, 07/24/24	COP	12,055,800	4,385,933
11.00%, 07/24/20	COP	2,417,900	802,923

			27,515,579

Czech Republic — 4.4%
Czech Republic Government Bond
0.25%, 02/10/27	CZK	49,300	1,901,853
0.45%, 10/25/23(c)	CZK	62,700	2,585,970
0.95%, 05/15/30(c)	CZK	60,430	2,357,596
1.00%, 06/26/26(c)	CZK	79,660	3,280,517
2.40%, 09/17/25(c)	CZK	59,750	2,701,136
2.50%, 08/25/28(c)	CZK	76,580	3,517,022
2.75%, 07/23/29	CZK	59,400	2,775,277

Security		Par (000)	Value

Czech Republic (continued)
3.75%, 09/12/20(c)	CZK	20,820	$935,157
3.85%, 09/29/21(c)	CZK	76,740	3,526,952
4.70%, 09/12/22(c)	CZK	59,850	2,870,968
5.70%, 05/25/24(c)	CZK	57,450	3,001,936

			29,454,384

Dominican Republic — 4.5%
Dominican Republic International Bond, 8.90%, 02/15/23(c)	DOP	1,530,350	29,658,739

Hungary — 4.3%
Hungary Government Bond
0.50%, 04/21/21	HUF	443,240	1,526,097
1.75%, 10/26/22	HUF	703,090	2,455,963
2.50%, 10/27/21	HUF	404,000	1,453,453
2.75%, 12/22/26	HUF	950,650	3,300,716
3.00%, 06/26/24	HUF	504,000	1,824,224
3.00%, 10/27/27	HUF	725,680	2,540,912
3.50%, 06/24/20	HUF	841,710	3,023,555
5.50%, 06/24/25	HUF	835,010	3,406,201
6.00%, 11/24/23	HUF	667,380	2,731,489
6.75%, 10/22/28	HUF	406,390	1,831,182
7.00%, 06/24/22	HUF	786,630	3,198,642
7.50%, 11/12/20	HUF	332,320	1,277,911

			28,570,345

Indonesia — 6.3%
Indonesia Treasury Bond
5.63%, 05/15/23	IDR	37,962,000	2,514,816
6.13%, 05/15/28	IDR	27,992,000	1,752,692
6.63%, 05/15/33	IDR	16,216,000	981,495
7.00%, 05/15/22	IDR	34,074,000	2,381,593
7.00%, 05/15/27	IDR	40,550,000	2,710,447
7.50%, 08/15/32	IDR	21,966,000	1,447,444
7.50%, 05/15/38	IDR	26,056,000	1,679,469
8.13%, 05/15/24	IDR	20,400,000	1,478,105
8.25%, 07/15/21	IDR	41,215,000	2,967,480
8.25%, 05/15/29	IDR	31,102,000	2,247,387
8.25%, 06/15/32	IDR	13,183,000	922,810
8.25%, 05/15/36	IDR	23,110,000	1,607,970
8.38%, 03/15/24	IDR	47,242,000	3,454,955
8.38%, 09/15/26	IDR	39,283,000	2,844,144
8.38%, 03/15/34	IDR	47,766,000	3,385,704
8.38%, 04/15/39	IDR	19,505,000	1,363,981
8.75%, 05/15/31	IDR	27,159,000	1,991,660
9.00%, 03/15/29	IDR	30,798,000	2,317,955
9.50%, 07/15/31	IDR	4,008,000	309,389
10.50%, 08/15/30	IDR	6,985,000	575,956
11.00%, 11/15/20	IDR	3,648,000	271,872
11.00%, 09/15/25	IDR	10,435,000	850,544
12.80%, 06/15/21	IDR	8,190,000	639,970
Perusahaan Penerbit SBSN Indonesia, 8.88%, 11/15/31	IDR	13,500,000	963,711

			41,661,549

Malaysia — 4.4%
Malaysia Government Bond
3.48%, 03/15/23	MYR	9,261	2,228,329
3.49%, 03/31/20	MYR	10,443	2,528,537
3.62%, 11/30/21	MYR	2,340	568,374
3.73%, 06/15/28	MYR	4,708	1,124,636
3.76%, 04/20/23	MYR	1,442	350,752

30	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® J.P. Morgan EM Local Currency Bond ETF (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Malaysia (continued)
3.80%, 08/17/23	MYR	804	$195,583
3.90%, 11/30/26	MYR	6,640	1,612,843
3.90%, 11/16/27	MYR	9,000	2,179,931
3.96%, 09/15/25	MYR	4,449	1,086,075
4.06%, 09/30/24	MYR	1,200	294,984
4.16%, 07/15/21	MYR	2,406	590,946
4.18%, 07/15/24	MYR	6,391	1,580,349
4.23%, 06/30/31	MYR	4,362	1,067,500
4.76%, 04/07/37	MYR	3,117	793,050
4.94%, 09/30/43	MYR	3,695	939,771
Malaysia Government Investment Issue
3.23%, 04/15/20	MYR	1,500	362,092
3.95%, 04/14/22	MYR	19,405	4,743,601
4.07%, 09/30/26	MYR	6,898	1,691,856
4.09%, 11/30/23	MYR	4,191	1,030,055
4.13%, 08/15/25	MYR	5,450	1,340,918
4.26%, 07/26/27	MYR	5,000	1,242,379
4.37%, 10/31/28	MYR	7,065	1,771,243

			29,323,804

Mexico — 8.2%
Mexican Bonos
5.00%, 12/11/19	MXN	10,623	547,772
5.75%, 03/05/26	MXN	68,562	3,164,875
6.50%, 06/10/21	MXN	103,448	5,284,805
6.50%, 06/09/22	MXN	161,923	8,168,079
7.25%, 12/09/21	MXN	55,900	2,881,550
7.50%, 06/03/27	MXN	125,285	6,342,164
7.75%, 05/29/31	MXN	43,707	2,204,833
7.75%, 11/23/34	MXN	39,700	1,968,721
7.75%, 11/13/42	MXN	66,840	3,242,624
8.00%, 06/11/20	MXN	20,929	1,100,755
8.00%, 12/07/23	MXN	100,915	5,309,491
8.00%, 09/05/24	MXN	23,900	1,254,068
8.00%, 11/07/47	MXN	23,251	1,151,278
8.50%, 05/31/29	MXN	42,300	2,270,877
8.50%, 11/18/38	MXN	54,525	2,868,855
10.00%, 12/05/24	MXN	90,723	5,202,235
10.00%, 11/20/36	MXN	22,923	1,377,135

			54,340,117

Peru — 4.5%
Peru Government Bond
5.70%, 08/12/24	PEN	8,940	2,869,455
5.94%, 02/12/29(b)	PEN	9,573	3,055,084
6.15%, 08/12/32(b)	PEN	14,317	4,554,973
6.35%, 08/12/28	PEN	21,864	7,179,429
6.90%, 08/12/37	PEN	9,535	3,207,294
6.95%, 08/12/31	PEN	12,511	4,259,129
8.20%, 08/12/26	PEN	13,056	4,745,364

			29,870,728

Philippines — 4.5%
Philippine Government International Bond
3.90%, 11/26/22	PHP	372,000	6,869,035
4.95%, 01/15/21	PHP	536,000	10,209,791
6.25%, 01/14/36	PHP	614,000	12,985,871

			30,064,697

Poland — 4.4%
Republic of Poland Government Bond
1.50%, 04/25/20	PLN	1,756	458,213
1.75%, 07/25/21	PLN	10,723	2,802,417

Security		Par (000)	Value

Poland (continued)
2.00%, 04/25/21	PLN	6,468	$1,698,836
2.25%, 04/25/22	PLN	10,284	2,710,010
2.50%, 01/25/23	PLN	7,867	2,082,707
2.50%, 04/25/24	PLN	6,326	1,664,994
2.50%, 07/25/26	PLN	10,403	2,676,664
2.50%, 07/25/27	PLN	11,588	2,949,626
2.75%, 04/25/28	PLN	7,508	1,932,455
3.25%, 07/25/25	PLN	9,867	2,677,553
4.00%, 10/25/23	PLN	5,421	1,521,267
5.25%, 10/25/20	PLN	3,950	1,086,026
5.75%, 10/25/21	PLN	7,803	2,234,458
5.75%, 09/23/22	PLN	8,789	2,572,942

			29,068,168

Romania — 4.3%
Romania Government Bond
3.25%, 03/22/21	RON	14,370	3,363,274
3.25%, 04/29/24	RON	12,685	2,841,261
3.40%, 03/08/22	RON	10,000	2,323,555
3.50%, 12/19/22	RON	17,125	3,946,431
4.00%, 10/27/21	RON	8,720	2,061,451
4.25%, 06/28/23	RON	9,095	2,137,405
4.75%, 02/24/25	RON	10,715	2,544,355
5.80%, 07/26/27	RON	13,810	3,457,231
5.85%, 04/26/23	RON	13,630	3,398,723
5.95%, 06/11/21	RON	10,960	2,700,766

			28,774,452

Russia — 4.4%
Russian Federal Bond — OFZ
6.50%, 02/28/24	RUB	86,135	1,266,812
6.90%, 05/23/29	RUB	73,010	1,047,324
7.00%, 12/15/21	RUB	90,356	1,380,522
7.00%, 01/25/23	RUB	401,004	6,069,317
7.00%, 08/16/23	RUB	62,473	943,700
7.05%, 01/19/28	RUB	186,136	2,729,313
7.10%, 10/16/24	RUB	272,990	4,102,998
7.25%, 05/10/34	RUB	22,872	324,796
7.40%, 12/07/22	RUB	147,696	2,265,179
7.50%, 08/18/21	RUB	65,550	1,013,638
7.60%, 04/14/21	RUB	46,910	726,632
7.70%, 03/23/33	RUB	140,231	2,088,997
7.75%, 09/16/26	RUB	140,486	2,159,779
8.15%, 02/03/27	RUB	126,370	1,989,005
8.50%, 09/17/31	RUB	71,080	1,134,804

			29,242,816

South Africa — 4.5%
Republic of South Africa Government Bond
6.25%, 03/31/36	ZAR	29,716	1,505,914
6.50%, 02/28/41	ZAR	18,685	923,168
6.75%, 03/31/21	ZAR	17,000	1,181,519
7.00%, 02/28/31	ZAR	26,800	1,571,146
7.75%, 02/28/23	ZAR	21,912	1,530,534
8.00%, 01/31/30	ZAR	38,063	2,453,432
8.25%, 03/31/32	ZAR	27,921	1,786,834
8.50%, 01/31/37	ZAR	43,662	2,743,996
8.75%, 01/31/44	ZAR	37,191	2,343,667
8.75%, 02/28/48	ZAR	76,577	4,832,563
8.88%, 02/28/35	ZAR	28,000	1,840,139

S C H E D U L E O F I N V E S T M E N T S	31

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® J.P. Morgan EM Local Currency Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)		Value

South Africa (continued)
9.00%, 01/31/40	ZAR	21,273	$1,383,229
10.50%, 12/21/26	ZAR	69,704	5,388,343

			29,484,484

Thailand — 4.4%
Thailand Government Bond
1.88%, 06/17/22	THB	62,213	1,937,908
2.00%, 12/17/22	THB	89,013	2,777,699
2.13%, 12/17/26	THB	97,746	2,998,560
2.40%, 12/17/23	THB	42,075	1,329,287
2.55%, 06/26/20	THB	24,775	779,198
2.88%, 12/17/28	THB	28,385	917,168
2.88%, 06/17/46	THB	40,854	1,197,974
3.40%, 06/17/36	THB	106,370	3,526,026
3.63%, 06/16/23	THB	78,428	2,607,259
3.65%, 12/17/21	THB	99,272	3,250,773
3.65%, 06/20/31	THB	46,584	1,594,653
3.78%, 06/25/32	THB	37,303	1,288,435
3.85%, 12/12/25	THB	52,949	1,816,857
4.26%, 12/12/37(c)	THB	470	16,489
4.88%, 06/22/29	THB	84,799	3,193,610

			29,231,896

Turkey — 4.2%
Turkey Government Bond
7.10%, 03/08/23	TRY	20,730	2,130,472
7.40%, 02/05/20	TRY	2,042	302,905
8.00%, 03/12/25	TRY	9,008	900,125
8.50%, 09/14/22	TRY	8,799	1,003,052
8.80%, 09/27/23	TRY	16,464	1,755,483
9.00%, 07/24/24	TRY	17,668	1,863,139
9.20%, 09/22/21	TRY	20,670	2,647,159
9.40%, 07/08/20	TRY	7,700	1,104,791
9.50%, 01/12/22	TRY	5,614	682,720
10.40%, 03/20/24	TRY	9,000	1,009,381
10.50%, 08/11/27	TRY	12,774	1,381,291
10.60%, 02/11/26	TRY	16,322	1,844,240
10.70%, 02/17/21	TRY	18,533	2,530,261
10.70%, 08/17/22	TRY	10,980	1,336,288

Security	Par/ Shares (000)		Value

Turkey (continued)
11.00%, 03/02/22	TRY	16,565	$2,088,142
11.00%, 02/24/27	TRY	9,586	1,062,256
12.20%, 01/18/23	TRY	16,799	2,109,197
12.40%, 03/08/28	TRY	7,939	959,542
16.20%, 06/14/23	TRY	7,662	1,078,161

			27,788,605

Uruguay — 4.3%
Uruguay Government International Bond
8.50%, 03/15/28(c)	UYU	530,905	12,960,125
9.88%, 06/20/22(c)	UYU	545,682	15,512,093

			28,472,218

Total Foreign Government Obligations — 97.7% (Cost: $687,818,352)			647,582,490

Short-Term Investments

Money Market Funds — 0.4%
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.37%(d)(e)		2,319	2,318,672

Total Short-Term Investments — 0.4% (Cost: $2,318,672)			2,318,672

Total Investments in Securities — 98.1% (Cost: $690,137,024)			649,901,162

Other Assets, Less Liabilities — 1.9%			12,736,976

Net Assets — 100.0%			$662,638,138

(a)	Zero-coupon bond.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended April 30, 2019, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 10/31/18 (000)	Net Activity (000)	Shares Held at 04/30/19 (000)	Value at 04/30/19	Income	Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Treasury, SL Agency Shares	35	2,284	2,319	$2,318,672	$37,062	$—		$—

(a)	Includes realized capital gain distributions from an affiliated fund, if any.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

32	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® J.P. Morgan EM Local Currency Bond ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Foreign Government Obligations	$—	$647,582,490	$—	$647,582,490
Money Market Funds	2,318,672	—	—	2,318,672

	$2,318,672	$647,582,490	$—	$649,901,162

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	33

Schedule of Investments (unaudited) April 30, 2019	iShares® US & Intl High Yield Corp Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Corporate Bonds & Notes

Australia — 0.2%
FMG Resources August 2006 Pty Ltd.
4.75%, 05/15/22 (Call 02/15/22)(a)	USD	100	$101,053
5.13%, 03/15/23 (Call 12/15/22)(a)	USD	50	51,022
5.13%, 05/15/24 (Call 02/15/24)(a)	USD	100	101,344

			253,419

Austria — 0.1%
Raiffeisenlandesbank Niederoesterreich-Wien AG, 5.88%, 11/27/23(b)	EUR	100	124,589
Wienerberger AG, 2.00%, 05/02/24(b)	EUR	50	57,756

			182,345

Belgium — 0.2%
Telenet Finance Luxembourg Note, 5.50%, 03/01/28 (Call 12/01/22)(a)	USD	200	198,550
Telenet Finance Luxembourg Notes Sarl, 3.50%, 03/01/28 (Call 12/01/22)(b)	EUR	100	113,693

			312,243

Bermuda — 0.1%
Weatherford International Ltd., 9.88%, 02/15/24 (Call 11/15/23)(c)	USD	125	87,924

Brazil — 0.6%
JBS Investments GmbH, 6.25%, 02/05/23 (Call 05/31/19)(a)	USD	200	203,000
JBS Investments II GmbH, 7.00%, 01/15/26 (Call 01/15/22)(a)	USD	200	208,100
JBS USA LUX SA/JBS USA Finance Inc.
5.75%, 06/15/25 (Call 06/15/20)(a)(c)	USD	175	179,337
5.88%, 07/15/24 (Call 07/15/19)(a)	USD	110	113,163
6.75%, 02/15/28 (Call 02/15/23)(a)	USD	175	185,212
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance Inc., 6.50%, 04/15/29 (Call 04/15/24)(a)(c)	USD	215	227,423

			1,116,235

Canada — 3.2%
1011778 BC ULC/New Red Finance Inc.
4.25%, 05/15/24 (Call 05/15/20)(a)(c)	USD	300	295,748
4.63%, 01/15/22 (Call 05/31/19)(a)	USD	225	226,055
5.00%, 10/15/25 (Call 10/15/20)(a)(c)	USD	400	396,813
Air Canada
4.75%, 10/06/23 (Call 10/06/19)(a)	CAD	25	19,249
7.75%, 04/15/21(a)	USD	50	53,556
Bausch Health Companies Inc., 5.75%, 08/15/27 (Call 08/15/22)(a)	USD	65	67,811
Baytex Energy Corp., 6.63%, 07/19/22 (Call 05/30/19)	CAD	50	37,309
Bombardier Inc.
5.75%, 03/15/22(a)(c)	USD	75	76,027
6.00%, 10/15/22 (Call 05/31/19)(a)(c)	USD	250	250,625
6.13%, 01/15/23(a)	USD	175	175,261
7.50%, 12/01/24 (Call 12/01/20)(a)	USD	225	228,686
7.50%, 03/15/25 (Call 03/15/20)(a)(c)	USD	225	226,069
7.88%, 04/15/27 ( 04/15/22)(a)(c)	USD	290	292,156
8.75%, 12/01/21(a)	USD	175	193,594
Brookfield Residential Properties Inc.
6.13%, 05/15/23 (Call 05/30/19)(a)	CAD	50	37,848
6.50%, 12/15/20 (Call 05/31/19)(a)	USD	50	50,203
Brookfield Residential Properties Inc./Brookfield Residential U.S. Corp., 6.13%, 07/01/22 (Call 05/31/19)(a)	USD	75	76,263
Cascades Inc., 5.50%, 07/15/21 (Call 05/30/19)(a)	CAD	25	18,826

Security	Par (000)		Value

Canada (continued)
CES Energy Solutions Corp., 6.38%, 10/21/24 (Call 10/21/20)	CAD	50	$36,635
Cott Corp., 5.50%, 07/01/24 (Call 07/01/19)(b)	EUR	100	117,193
Crew Energy Inc., 6.50%, 03/14/24 (Call 03/14/20)(a)	CAD	50	33,208
GFL Environmental Inc.
5.38%, 03/01/23 (Call 03/01/20)(a)(c)	USD	75	73,033
7.00%, 06/01/26 (Call 06/01/21)(a)(c)	USD	50	48,750
8.50%, 05/01/27 (Call 05/01/22)(a)	USD	68	70,840
Gibson Energy Inc.
5.25%, 07/15/24 (Call 07/15/20)(b)	CAD	100	77,064
5.38%, 07/15/22 (Call 05/30/19)(a)	CAD	50	37,796
Iron Mountain Canada Operations ULC, 5.38%, 09/15/23 (Call 09/15/19)(a)	CAD	25	18,985
MEG Energy Corp.
6.38%, 01/30/23 (Call 05/31/19)(a)	USD	100	94,250
6.50%, 01/15/25 (Call 01/15/20)(a)	USD	100	100,807
7.00%, 03/31/24 (Call 05/31/19)(a)(c)	USD	150	142,546
NOVA Chemicals Corp.
4.88%, 06/01/24 (Call 03/03/24)(a)	USD	140	137,708
5.00%, 05/01/25 (Call 01/31/25)(a)	USD	75	73,332
5.25%, 08/01/23 (Call 05/31/19)(a)(c)	USD	75	75,623
5.25%, 06/01/27 (Call 03/03/27)(a)	USD	175	171,302
NuVista Energy Ltd., 6.50%, 03/02/23 (Call 03/02/20)	CAD	50	36,821
Open Text Corp.
5.63%, 01/15/23 (Call 05/31/19)(a)	USD	125	128,180
5.88%, 06/01/26 (Call 06/01/21)(a)	USD	100	104,904
Parkland Fuel Corp.
5.63%, 05/09/25 (Call 05/09/20)	CAD	100	75,407
5.75%, 09/16/24 (Call 09/16/19)(a)	CAD	25	18,956
5.75%, 09/16/24 (Call 09/16/19)	CAD	50	37,913
6.00%, 11/21/22 (Call 05/30/19)	CAD	50	38,029
Postmedia Network Inc., 8.25%, 07/15/21 (Call 05/30/19)(a)	CAD	1	438
Precision Drilling Corp., 7.13%, 01/15/26 (Call 11/15/20)(a)	USD	80	80,700
Quebecor Media Inc.
5.75%, 01/15/23	USD	125	130,829
6.63%, 01/15/23(a)	CAD	75	60,103
Russel Metals Inc., 6.00%, 04/19/22 (Call 05/30/19)(a)	CAD	25	18,816
Seven Generations Energy Ltd.
5.38%, 09/30/25 (Call 09/30/20)(a)	USD	150	146,437
6.75%, 05/01/23 (Call 05/31/19)(a)	USD	50	51,373
6.88%, 06/30/23 (Call 05/31/19)(a)	USD	50	51,354
Stars Group Holdings BV/Stars Group US Co-Borrower LLC, 7.00%, 07/15/26 (Call 07/15/21)(a)	USD	175	183,378
Superior Plus LP
5.13%, 08/27/25 (Call 02/27/21)	CAD	50	36,135
5.25%, 02/27/24 (Call 02/27/20)	CAD	50	36,751
Videotron Ltd.
5.00%, 07/15/22	USD	100	103,685
5.13%, 04/15/27 (Call 04/15/22)(a)	USD	75	76,517
5.38%, 06/15/24 (Call 03/15/24)(a)	USD	150	157,637
5.63%, 06/15/25 (Call 03/15/25)	CAD	50	39,531
5.75%, 01/15/26 (Call 09/15/20)(b)	CAD	75	58,960

			5,704,025

Denmark — 0.2%
DKT Finance ApS, 7.00%, 06/17/23 (Call 06/17/20)(b)	EUR	200	243,074
TDC AS, 6.88%, 02/23/23(b)	GBP	100	147,986

			391,060

34	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® US & Intl High Yield Corp Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Finland — 0.5%
Nokia OYJ
1.00%, 03/15/21 (Call 02/15/21)(b)	EUR	100	$113,466
2.00%, 03/11/26 (Call 12/11/25)(b)	EUR	200	224,906
3.38%, 06/12/22	USD	100	99,846
4.38%, 06/12/27	USD	80	80,428
Teollisuuden Voima OYJ
2.00%, 05/08/24 (Call 02/08/24)(b)	EUR	100	114,679
2.13%, 02/04/25 (Call 11/04/24)(b)	EUR	100	114,640
2.50%, 03/17/21(b)	EUR	100	116,385

			864,350

France — 3.4%
Altice France SA/France
5.63%, 05/15/24 (Call 05/30/19)(b)	EUR	100	115,558
5.88%, 02/01/27 (Call 02/01/22)(b)	EUR	200	237,310
6.25%, 05/15/24 (Call 06/13/19)(a)	USD	200	205,094
7.38%, 05/01/26 (Call 05/01/21)(a)	USD	800	813,000
8.13%, 02/01/27 (Call 02/01/22)(a)	USD	200	208,875
Banijay Group SAS, 4.00%, 07/01/22 (Call 07/01/19)(b)	EUR	100	114,865
Burger King France SAS, 6.00%, 05/01/24 (Call 05/01/20)(b)	EUR	100	119,355
Casino Guichard Perrachon SA
1.87%, 06/13/22 (Call 03/13/22)(b)	EUR	100	104,376
4.05%, 08/05/26 (Call 05/05/26)(b)	EUR	100	100,103
4.50%, 03/07/24 (Call 12/07/23)(b)	EUR	200	219,076
4.56%, 01/25/23(b)	EUR	100	110,748
5.98%, 05/26/21(b)	EUR	100	119,243
CMA CGM SA
5.25%, 01/15/25 (Call 10/15/20)(b)	EUR	100	93,359
6.50%, 07/15/22 (Call 07/15/19)(b)	EUR	100	106,176
Elis SA
1.75%, 04/11/24 (Call 01/11/24)(b)	EUR	100	112,605
1.88%, 02/15/23 (Call 11/15/22)(b)	EUR	100	114,600
Europcar Mobility Group
4.13%, 11/15/24 (Call 11/15/20)(b)	EUR	100	115,475
5.75%, 06/15/22 (Call 05/10/19)(b)	EUR	100	114,216
Faurecia SA
2.63%, 06/15/25 (Call 06/15/21)(b)	EUR	100	114,395
3.13%, 06/15/26 (Call 06/15/22)(b)	EUR	100	114,309
3.63%, 06/15/23 (Call 06/15/19)(b)	EUR	100	114,468
Fnac Darty SA, 3.25%, 09/30/23 (Call 05/15/19)(b)	EUR	100	114,928
Getlink SE, 3.63%, 10/01/23(b)	EUR	100	117,189
La Financiere Atalian SASU
4.00%, 05/15/24 (Call 05/15/20)(b)	EUR	100	84,053
5.13%, 05/15/25 (Call 05/15/21)(b)	EUR	100	84,236
Loxam SAS
2.88%, 04/15/26 (Call 04/15/22)(b)	EUR	125	139,780
6.00%, 04/15/25 (Call 04/15/20)(b)	EUR	100	118,581
Mobilux Finance SAS, 5.50%, 11/15/24 (Call 11/15/19)(b)	EUR	100	113,243
Nexans SA, 3.25%, 05/26/21 (Call 02/26/21)(b)	EUR	100	117,549
Orano SA
3.13%, 03/20/23 (Call 12/20/22)(b)	EUR	100	117,129
3.38%, 04/23/26 (Call 01/23/26)(b)	EUR	100	113,064
3.50%, 03/22/21(b)	EUR	200	235,108
4.88%, 09/23/24	EUR	150	187,024
Paprec Holding SA, 4.00%, 03/31/25 (Call 03/31/21)(b)	EUR	100	107,831
Rexel SA
2.63%, 06/15/24 (Call 03/15/20)(b)	EUR	100	115,239
2.75%, 06/15/26 (Call 03/15/22)(b)	EUR	125	142,076
SPCM SA, 2.88%, 06/15/23 (Call 05/10/19)(b)	EUR	100	113,075
SPIE SA, 3.13%, 03/22/24 (Call 09/22/23)(b)	EUR	100	116,907

Security	Par (000)		Value

France (continued)
Synlab Bondco PLC, 6.25%, 07/01/22 (Call 05/10/19)(b)	EUR	150	$172,096
Tereos Finance Groupe I SA, 4.13%, 06/16/23 (Call 03/16/23)(b)	EUR	100	95,213
Vallourec SA
2.25%, 09/30/24(b)	EUR	100	78,805
6.63%, 10/15/22 (Call 10/15/20)(b)	EUR	100	99,872

			6,050,204

Germany — 3.0%
Adler Pelzer Holding GmbH, 4.13%, 04/01/24 (Call 04/01/20)(b)	EUR	100	110,847
ADLER Real Estate AG
1.50%, 12/06/21 (Call 11/06/21)(b)	EUR	100	113,334
1.50%, 04/17/22 (Call 03/17/22)(b)	EUR	100	112,787
3.00%, 04/27/26 (Call 02/27/26)(b)	EUR	100	115,462
BMBG Bond Finance SCA, 3.00%, 06/15/21 (Call 05/30/19)(b)	EUR	100	113,071
CBR Fashion Finance BV, 5.13%, 10/01/22 (Call 10/01/19)(b)	EUR	100	108,019
CeramTec BondCo GmbH, 5.25%, 12/15/25 (Call 12/15/20)(b)	EUR	100	113,126
Deutsche Bank AG
2.75%, 02/17/25(b)	EUR	225	252,664
4.30%, 05/24/28 (Call 05/24/23)(d)	USD	200	181,256
4.50%, 05/19/26(b)	EUR	100	116,994
Deutsche Bank AG/New York NY, 4.88%, 12/01/32 (Call 12/01/27)(d)	USD	200	170,404
Deutsche Lufthansa AG, 5.13%, 08/12/75 (Call 02/12/21)(b)(d)	EUR	100	119,701
Douglas GmbH, 6.25%, 07/15/22 (Call 05/10/19)(b)	EUR	100	109,146
Hapag-Lloyd AG, 5.13%, 07/15/24 (Call 07/15/20)(b)	EUR	100	115,254
K+S AG
2.63%, 04/06/23 (Call 01/06/23)(b)	EUR	100	117,494
3.25%, 07/18/24 (Call 04/18/24)(b)	EUR	100	118,595
4.13%, 12/06/21(b)	EUR	100	121,625
KME AG, 6.75%, 02/01/23 (Call 02/01/20)(b)	EUR	100	107,626
LANXESS AG, 4.50%, 12/06/76 (Call 06/06/23)(b)(d)	EUR	100	122,412
METRO AG, 1.50%, 03/19/25(b)	EUR	200	221,676
Nidda BondCo GmbH, 5.00%, 09/30/25 (Call 09/30/20)(b)	EUR	100	110,092
Nidda Healthcare Holding GmbH, 3.50%, 09/30/24 (Call 09/30/20)(b)	EUR	100	114,676
Norddeutsche Landesbank Girozentrale, 6.00%, 06/29/20	EUR	50	57,977
Platin 1426 GmbH, 5.38%, 06/15/23 (Call 12/15/19)(b)	EUR	100	111,435
RWE AG
2.75%, 04/21/75 (Call 10/21/20)(b)(d)	EUR	100	114,454
3.50%, 04/21/75 (Call 04/21/25)(b)(d)	EUR	50	58,392
Senvion Holding GmbH, 3.88%, 10/25/22 (Call 05/10/19)(b)(e)	EUR	100	42,587
Summit Properties Ltd., 2.00%, 01/31/25 (Call 01/31/21)(b)	EUR	100	106,002
Techem Verwaltungsgesellschaft 674 mbH, 6.00%, 07/30/26 (Call 07/30/21)(b)	EUR	100	116,621
Tele Columbus AG, 3.88%, 05/02/25 (Call 05/02/21)(b)	EUR	100	107,337
thyssenkrupp AG
1.38%, 03/03/22 (Call 12/03/21)(b)	EUR	100	112,465
1.75%, 11/25/20 (Call 08/25/20)(b)	EUR	100	113,728
2.50%, 02/25/25(b)	EUR	100	115,659
2.75%, 03/08/21 (Call 12/08/20)(b)	EUR	75	86,901
2.88%, 02/22/24 (Call 11/22/23)(b)	EUR	325	376,092
TUI AG, 2.13%, 10/26/21 (Call 07/26/21)(b)	EUR	100	114,706

S C H E D U L E O F I N V E S T M E N T S	35

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® US & Intl High Yield Corp Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Germany (continued)
Unitymedia GmbH
3.75%, 01/15/27 (Call 01/15/21)(b)	EUR	200	$237,104
6.13%, 01/15/25 (Call 01/15/20)(a)	USD	200	207,575
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH
4.00%, 01/15/25 (Call 01/15/20)(b)	EUR	100	116,524
4.63%, 02/15/26 (Call 02/15/21)(b)	EUR	90	109,394
WEPA Hygieneprodukte GmbH, 3.75%, 05/15/24 (Call 05/15/19)(b)	EUR	100	113,654

			5,304,868

Greece — 0.2%
Intralot Capital Luxembourg SA, 5.25%, 09/15/24 (Call 09/15/20)(b)	EUR	100	56,112
OTE PLC, 3.50%, 07/09/20(b)	EUR	100	115,941
Titan Global Finance PLC
2.38%, 11/16/24 (Call 05/16/24)(b)	EUR	100	111,892
3.50%, 06/17/21(b)	EUR	100	117,717

			401,662

Ireland — 1.6%
Allied Irish Banks PLC, 4.13%, 11/26/25 (Call 11/26/20)(b)(d)	EUR	100	117,150
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc.
4.13%, 05/15/23 (Call 05/15/19)(b)	EUR	100	114,665
4.25%, 09/15/22 (Call 05/13/19)(a)(c)	USD	200	200,750
4.63%, 05/15/23 (Call 05/31/19)(a)(c)	USD	200	201,508
4.75%, 07/15/27 (Call 07/15/22)(b)	GBP	100	127,057
6.00%, 02/15/25 (Call 02/15/20)(a)	USD	200	201,717
6.75%, 05/15/24 (Call 05/15/19)(b)	EUR	100	118,253
7.25%, 05/15/24 (Call 05/31/19)(a)	USD	400	422,420
Bank of Ireland Group PLC, 3.13%, 09/19/27 (Call 09/19/22)(b)(d)	GBP	100	128,972
C&W Senior Financing DAC, 6.88%, 09/15/27 (Call 09/15/22)(a)	USD	200	200,448
eircom Finance DAC, 4.50%, 05/31/22 (Call 05/10/19)(b)	EUR	100	113,490
James Hardie International Finance DAC, 3.63%, 10/01/26 (Call 10/01/21)(b)	EUR	100	116,897
Smurfit Kappa Acquisitions ULC
2.38%, 02/01/24 (Call 11/01/23)(b)	EUR	100	118,171
2.88%, 01/15/26(b)	EUR	200	236,729
3.25%, 06/01/21 (Call 03/10/21)(b)	EUR	100	118,155
Teva Pharmaceutical Finance Netherlands II BV, 1.13%, 10/15/24(b)	EUR	200	201,782
Virgin Media Receivables Financing Notes II DAC, 5.75%, 04/15/23 (Call 09/15/19)(b)	GBP	100	134,656

			2,872,820

Israel — 1.5%
Teva Pharmaceutical Finance Netherlands II BV
0.38%, 07/25/20(b)	EUR	150	166,775
1.25%, 03/31/23 (Call 12/31/22)(b)	EUR	200	212,898
1.63%, 10/15/28(b)	EUR	100	90,697
1.88%, 03/31/27 (Call 12/31/26)(b)	EUR	100	96,670
3.25%, 04/15/22 (Call 01/15/22)	EUR	100	116,363
4.50%, 03/01/25 (Call 12/01/24)	EUR	200	236,053
Teva Pharmaceutical Finance Netherlands III BV
2.20%, 07/21/21	USD	400	383,820
2.80%, 07/21/23	USD	400	363,130
3.15%, 10/01/26(c)	USD	625	525,781

Security	Par (000)		Value

Israel (continued)
6.00%, 04/15/24 (Call 01/15/24)	USD	200	$204,500
6.75%, 03/01/28 (Call 12/01/27)	USD	200	206,250

			2,602,937

Italy — 5.2%
Banca IFIS SpA, 4.50%, 10/17/27 (Call 10/17/22)(b)(d)	EUR	100	93,582
Banca Monte dei Paschi di Siena SpA, 5.38%, 01/18/28 (Call 01/18/23)(b)(d)	EUR	100	69,564
Banco BPM SpA
1.75%, 04/24/23(b)	EUR	150	167,454
2.00%, 03/08/22(b)	EUR	100	112,936
2.75%, 07/27/20(b)	EUR	100	115,190
4.38%, 09/21/27 (Call 09/21/22)(b)(d)	EUR	100	111,090
6.00%, 11/05/20(b)	EUR	100	118,366
7.13%, 03/01/21(b)	EUR	100	121,547
BPER Banca, 5.13%, 05/31/27 (Call 05/31/22)(b)(d)	EUR	100	115,126
EVOCA SpA, 7.00%, 10/15/23 (Call 10/15/19)(b)	EUR	100	118,207
Fiat Chrysler Finance Europe SA
4.75%, 03/22/21(b)	EUR	200	242,080
4.75%, 07/15/22(b)	EUR	150	188,106
Iccrea Banca SpA, 1.50%, 10/11/22(b)	EUR	150	167,615
Inter Media and Communication SpA, 4.88%, 12/31/22 (Call 12/31/19)(b)	EUR	99	113,833
Intesa Sanpaolo SpA
2.86%, 04/23/25(b)	EUR	100	113,593
3.93%, 09/15/26(b)	EUR	200	235,887
5.02%, 06/26/24(a)(c)	USD	200	192,785
5.15%, 07/16/20	EUR	100	118,300
6.63%, 09/13/23(b)	EUR	300	398,999
Leonardo SpA
1.50%, 06/07/24 (Call 03/07/24)(b)	EUR	100	112,148
4.50%, 01/19/21	EUR	100	119,976
5.25%, 01/21/22	EUR	100	125,807
Mediobanca Banca di Credito Finanziario SpA
5.00%, 11/15/20	EUR	100	119,014
5.75%, 04/18/23	EUR	100	126,786
Nexi Capital SpA, 4.13%, 11/01/23 (Call 11/30/19)(b)	EUR	100	116,424
Rossini Sarl, 6.75%, 10/30/25 (Call 10/30/21)(b)	EUR	100	120,808
Saipem Finance International BV
2.75%, 04/05/22(b)	EUR	100	117,323
3.00%, 03/08/21(b)	EUR	100	116,776
Salini Impregilo SpA, 1.75%, 10/26/24(b)	EUR	100	88,227
Sisal Group SpA, 7.00%, 07/31/23 (Call 07/31/19)(b)	EUR	100	113,915
Societa Cattolica di Assicurazioni SC, 4.25%, 12/14/47 (Call 12/14/27)(b)(d)	EUR	100	109,133
Telecom Italia SpA/Milano
2.38%, 10/12/27 (Call 07/12/27)(b)	EUR	100	103,878
2.50%, 07/19/23(b)	EUR	200	227,618
2.75%, 04/15/25 (Call 01/15/25)(b)	EUR	150	164,227
2.88%, 01/28/26 (Call 10/28/25)(b)	EUR	100	109,373
3.00%, 09/30/25(b)	EUR	200	224,179
3.25%, 01/16/23(b)	EUR	200	234,879
3.63%, 01/19/24(b)	EUR	100	117,001
3.63%, 05/25/26(b)	EUR	200	229,350
4.00%, 04/11/24 (Call 01/11/24)(b)	EUR	200	234,844
4.50%, 01/25/21(b)	EUR	100	119,379
4.88%, 09/25/20(b)	EUR	100	119,022
5.30%, 05/30/24(a)(c)	USD	200	199,883
UniCredit SpA
4.38%, 01/03/27 (Call 01/03/22)(b)(d)	EUR	100	116,488
4.88%, 02/20/29 (Call 02/20/24)(b)(d)	EUR	200	233,130

36	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® US & Intl High Yield Corp Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Italy (continued)
5.75%, 10/28/25 (Call 10/28/20)(b)(d)	EUR	300	$353,422
5.86%, 06/19/32 (Call 06/19/27)(a)(d)	USD	200	187,048
6.95%, 10/31/22(b)	EUR	200	259,697
Unione di Banche Italiane SpA
4.25%, 05/05/26 (Call 05/05/21)(b)(d)	EUR	100	112,870
4.45%, 09/15/27 (Call 09/15/22)(b)(d)	EUR	100	112,686
5.88%, 03/04/29 (Call 03/04/24)(b)(d)	EUR	150	171,959
Unipol Gruppo SpA
3.00%, 03/18/25(b)	EUR	100	113,042
3.50%, 11/29/27 (Call 08/29/27)(b)	EUR	100	111,564
4.38%, 03/05/21(b)	EUR	100	119,230
UnipolSai Assicurazioni SpA, 3.88%, 03/01/28(b)	EUR	100	106,757
Wind Tre SpA
2.63%, 01/20/23 (Call 11/03/19)(b)	EUR	200	218,846
3.13%, 01/20/25 (Call 11/03/20)(b)	EUR	300	320,864
5.00%, 01/20/26 (Call 11/03/20)(a)	USD	250	229,208

			9,151,041

Japan — 0.6%
SoftBank Group Corp.
3.13%, 09/19/25 (Call 06/21/25)(b)	EUR	250	281,810
4.00%, 07/30/22 (Call 04/30/22)(b)	EUR	100	120,670
4.00%, 04/20/23 (Call 01/20/23)(b)	EUR	100	120,310
4.00%, 09/19/29 (Call 06/21/29)(b)	EUR	125	139,543
4.50%, 04/20/25 (Call 01/20/25)(b)	EUR	100	122,017
4.75%, 07/30/25 (Call 04/30/25)(b)	EUR	100	123,560
5.00%, 04/15/28 (Call 01/16/28)(b)	EUR	100	120,313

			1,028,223

Luxembourg — 3.0%
Altice Financing SA
5.25%, 02/15/23 (Call 05/30/19)(b)	EUR	100	115,142
6.63%, 02/15/23 (Call 05/31/19)(a)(c)	USD	400	410,000
7.50%, 05/15/26 (Call 05/15/21)(a)	USD	600	609,000
Altice Finco SA, 4.75%, 01/15/28 (Call 10/15/22)(b)	EUR	100	97,221
Altice Luxembourg SA
6.25%, 02/15/25 (Call 02/15/20)(b)	EUR	100	110,729
7.25%, 05/15/22 (Call 05/30/19)(b)	EUR	400	457,458
7.63%, 02/15/25 (Call 02/15/20)(a)	USD	200	187,500
7.75%, 05/15/22 (Call 05/31/19)(a)(c)	USD	400	407,500
Arena Luxembourg Finance Sarl, 2.88%, 11/01/24 (Call 11/01/20)(b)	EUR	100	115,292
ContourGlobal Power Holdings SA, 3.38%, 08/01/23 (Call 08/01/20)(b)	EUR	100	116,518
Crystal Almond SARL, 10.00%, 11/01/21 (Call 05/30/19)(b)	EUR	79	94,670
DEA Finance SA, 7.50%, 10/15/22 (Call 05/01/19)(b)	EUR	100	115,959
Garfunkelux Holdco 3 SA, 8.50%, 11/01/22 (Call 05/10/19)(b)	GBP	100	120,520
INEOS Finance PLC, 2.13%, 11/15/25 (Call 11/15/20)(b)	EUR	100	108,874
INEOS Group Holdings SA, 5.38%, 08/01/24 (Call 08/01/19)(b)	EUR	100	115,001
Intelsat Connect Finance SA, 9.50%, 02/15/23 (Call 08/15/20)(a)	USD	200	185,722
Intelsat Jackson Holdings SA
5.50%, 08/01/23 (Call 05/31/19)	USD	300	271,500
8.00%, 02/15/24 (Call 05/31/19)(a)	USD	175	182,656
8.50%, 10/15/24 (Call 10/15/20)(a)	USD	450	445,500
9.50%, 09/30/22(a)	USD	75	86,766
9.75%, 07/15/25 (Call 07/15/21)(a)	USD	250	256,562
Intelsat Luxembourg SA, 8.13%, 06/01/23 (Call 06/17/19)	USD	125	95,469

Security	Par (000)		Value

Luxembourg (continued)
Matterhorn Telecom Holding SA, 4.88%, 05/01/23 (Call 05/10/19)(b)	EUR	100	$112,860
Matterhorn Telecom SA, 4.00%, 11/15/27 (Call 11/15/22)(b)	EUR	100	110,151
Samsonite Finco Sarl, 3.50%, 05/15/26 (Call 05/15/21)(b)	EUR	100	113,761
Swissport Investments SA, 6.75%, 12/15/21 (Call 05/10/19)(b)	EUR	100	115,410
Telenet Finance VI Luxembourg SCA, 4.88%, 07/15/27 (Call 07/15/21)(b)	EUR	90	108,804

			5,266,545

Netherlands — 2.3%
Constellium NV
4.63%, 05/15/21 (Call 05/30/19)(b)	EUR	100	112,266
6.63%, 03/01/25 (Call 03/01/20)(a)(c)	USD	250	260,379
Intertrust Group BV, 3.38%, 11/15/25 (Call 11/15/21)(b)	EUR	100	117,250
InterXion Holding NV, 4.75%, 06/15/25 (Call 06/15/21)(b)	EUR	200	239,270
IPD 3 BV, 4.50%, 07/15/22 (Call 07/15/19)(b)	EUR	100	114,863
JBS Investments GmbH, 7.25%, 04/03/24 (Call 05/31/19)(a)	USD	200	207,220
Lincoln Financing SARL, 3.63%, 04/01/24 (Call 10/01/20)(b)	EUR	100	114,770
Maxeda DIY Holding BV, 6.13%, 07/15/22 (Call 07/15/19)(b)	EUR	100	111,588
Nielsen Co Luxembourg SARL/The, 5.50%, 10/01/21 (Call 05/31/19)(a)	USD	75	75,405
PPF Arena 1 BV, 3.13%, 03/27/26 (Call 12/27/25)(b)	EUR	100	112,458
Promontoria Holding 264 BV, 6.75%, 08/15/23 (Call 08/15/20)(b)	EUR	100	115,982
Saipem Finance International BV, 2.63%, 01/07/25(b)	EUR	100	114,000
Selecta Group BV, 5.88%, 02/01/24 (Call 02/01/20)(b)	EUR	100	115,558
Sensata Technologies BV
4.88%, 10/15/23(a)	USD	75	77,909
5.00%, 10/01/25(a)	USD	150	154,109
5.63%, 11/01/24(a)	USD	50	53,198
Sigma Holdco BV, 5.75%, 05/15/26 (Call 05/15/21)(b)	EUR	100	107,750
SRLEV NV, 9.00%, 04/15/41 (Call 04/15/21)(d)	EUR	100	127,431
Starfruit Finco BV/Starfruit U.S. Holdco LLC, 6.50%, 10/01/26 (Call 10/01/21)(b)	EUR	100	115,100
Sunshine Mid BV, 6.50%, 05/15/26 (Call 05/15/21)(b)	EUR	100	115,279
United Group BV, 4.38%, 07/01/22 (Call 07/01/19)(b)	EUR	100	114,688
UPC Holding BV, 3.88%, 06/15/29 (Call 06/15/22)(b)	EUR	100	115,170
UPCB Finance IV Ltd., 5.38%, 01/15/25 (Call 01/15/20)(a)	USD	200	204,440
UPCB Finance VII Ltd., 3.63%, 06/15/29 (Call 06/15/22)(b)	EUR	150	176,349
Ziggo Bond Co. BV
6.00%, 01/15/27 (Call 01/15/22)(a)	USD	150	147,429
7.13%, 05/15/24 (Call 05/30/19)(b)	EUR	100	116,371
Ziggo BV
3.75%, 01/15/25 (Call 01/15/20)(b)	EUR	100	115,432
4.25%, 01/15/27 (Call 01/15/22)(b)	EUR	200	233,377
5.50%, 01/15/27 (Call 01/15/22)(a)	USD	250	249,375

			4,034,416

Portugal — 0.3%
Caixa Geral de Depositos SA, 5.75%, 06/28/28 (Call 06/28/23)(b)(d)	EUR	100	121,596
EDP - Energias de Portugal SA
4.50%, 04/30/79 (Call 01/30/24)(b)(d)	EUR	200	240,042
5.38%, 09/16/75 (Call 03/16/21)(b)(d)	EUR	100	120,624

S C H E D U L E O F I N V E S T M E N T S	37

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® US & Intl High Yield Corp Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Portugal (continued)
Novo Banco SA, 8.50%, 07/06/28 (Call 07/06/23)(b)(d)	EUR	100	$115,633

			597,895

Singapore — 0.1%
Puma International Financing SA, 5.13%, 10/06/24 (Call 10/06/20)(a)	USD	200	181,346

Spain — 1.3%
Banco de Sabadell SA
5.38%, 12/12/28 (Call 12/12/23)(b)(d)	EUR	100	120,310
5.63%, 05/06/26(b)	EUR	100	124,526
Bankia SA
3.38%, 03/15/27 (Call 03/15/22)(b)(d)	EUR	100	116,404
3.75%, 02/15/29 (Call 02/15/24)(b)(d)	EUR	100	115,912
Bankinter SA, 2.50%, 04/06/27 (Call 04/06/22)(b)(d)	EUR	100	115,129
Cellnex Telecom SA
2.38%, 01/16/24 (Call 10/16/23)(b)	EUR	100	114,624
3.13%, 07/27/22(b)	EUR	100	118,980
Codere Finance 2 Luxembourg SA, 6.75%, 11/01/21 (Call 05/30/19)(b)	EUR	100	107,130
Distribuidora Internacional de Alimentacion SA, 0.88%, 04/06/23 (Call 01/06/23)(b)	EUR	100	71,725
El Corte Ingles SA, 3.00%, 03/15/24 (Call 10/15/20)(b)	EUR	100	116,255
Gestamp Funding Luxembourg SA, 3.50%, 05/15/23 (Call 05/15/19)(b)	EUR	100	113,505
Grifols SA, 3.20%, 05/01/25 (Call 05/01/20)(b)	EUR	200	228,368
Grupo Isolux Corsan SA, Series B, 6.00%, 12/30/21 (Call 05/30/19)(e)(f)	EUR	28	16
Grupo-Antolin Irausa SA, 3.25%, 04/30/24 (Call 04/30/20)(b)	EUR	100	105,010
Ibercaja Banco SA, 5.00%, 07/28/25 (Call 07/28/20)(b)(d)	EUR	100	115,612
LHMC Finco Sarl, 6.25%, 12/20/23 (Call 06/20/20)(b)	EUR	100	118,818
NH Hotel Group SA, 3.75%, 10/01/23 (Call 10/01/19)(b)	EUR	90	103,783
Obrascon Huarte Lain SA, 4.75%, 03/15/22 (Call 05/30/19)(b)	EUR	100	74,737
Repsol International Finance BV, 4.50%, 03/25/75 (Call 03/25/25)(b)(d)	EUR	200	250,999

			2,231,843

Sweden — 0.7%
Akelius Residential Property AB, 3.88%, 10/05/78 (Call 07/08/23)(b)(d)	EUR	100	115,697
Fastighets AB Balder, 3.00%, 03/07/78 (Call 03/07/23)(b)(d)	EUR	100	110,969
Intrum AB
2.75%, 07/15/22 (Call 07/15/19)(b)	EUR	100	111,073
3.13%, 07/15/24 (Call 07/15/20)(b)	EUR	200	220,926
Telefonaktiebolaget LM Ericsson
4.13%, 05/15/22	USD	125	127,188
Series 7Y, 1.88%, 03/01/24(b)	EUR	100	115,129
Verisure Midholding AB, 5.75%, 12/01/23 (Call 12/01/19)(b)	EUR	200	230,184
Volvo Car AB
2.13%, 04/02/24 (Call 01/02/24)(b)	EUR	100	113,097
3.25%, 05/18/21(b)	EUR	100	118,331

			1,262,594

Switzerland — 0.3%
Dufry Finance SCA, 4.50%, 08/01/23 (Call 05/30/19)(b)	EUR	100	115,851
Dufry One BV, 2.50%, 10/15/24 (Call 10/15/20)(b)	EUR	100	114,566
Garrett LX I Sarl/Garrett Borrowing LLC, 5.13%, 10/15/26 (Call 10/15/21)(b)	EUR	100	109,649

Security	Par (000)		Value

Switzerland (continued)
Transocean Inc., 7.50%, 01/15/26 (Call 01/15/21)(a)	USD	150	$147,750

			487,816

United Kingdom — 3.5%
Algeco Global Finance PLC, 6.50%, 02/15/23 (Call 02/15/20)(b)	EUR	100	117,481
Ardonagh Midco 3 PLC, 8.38%, 07/15/23 (Call 07/15/20)(b)	GBP	100	108,227
Arqiva Broadcast Finance PLC, 6.75%, 09/30/23 (Call 09/30/20)(b)	GBP	100	140,088
Boparan Finance PLC, 4.38%, 07/15/21 (Call 05/10/19)(b)	EUR	100	76,785
Cabot Financial Luxembourg SA, 7.50%, 10/01/23 (Call 10/01/19)(b)	GBP	100	132,185
Drax Finco PLC, 4.25%, 05/01/22 (Call 05/10/19)(b)	GBP	100	132,333
Fiat Chrysler Automobiles NV
3.75%, 03/29/24(b)	EUR	200	247,632
5.25%, 04/15/23	USD	200	208,697
Heathrow Finance PLC, 3.88%, 03/01/27(b)	GBP	100	125,841
Iceland Bondco PLC, 4.63%, 03/15/25 (Call 09/15/20)(b)	GBP	100	119,625
IDH Finance PLC, 6.25%, 08/15/22 (Call 05/30/19)(b)	GBP	100	113,764
INEOS Finance PLC
2.88%, 05/01/26 (Call 05/01/22)(b)	EUR	100	111,333
4.00%, 05/01/23 (Call 05/10/19)(b)	EUR	100	113,149
Inmarsat Finance PLC, 4.88%, 05/15/22 (Call 05/31/19)(a)	USD	200	202,089
International Game Technology PLC, 6.25%, 01/15/27 (Call 07/15/26)(a)(c)	USD	200	210,138
International Personal Finance PLC, 5.75%, 04/07/21(b)	EUR	100	109,548
Jaguar Land Rover Automotive PLC
2.20%, 01/15/24(b)	EUR	100	97,181
3.88%, 03/01/23(b)	GBP	100	116,496
4.50%, 01/15/26(b)	EUR	100	101,706
5.63%, 02/01/23 (Call 05/31/19)(a)(c)	USD	150	149,719
Jerrold Finco PLC, 6.25%, 09/15/21 (Call 09/15/19)(b)	GBP	100	132,257
KCA Deutag UK Finance PLC, 9.88%, 04/01/22 (Call 04/01/20)(a)(c)	USD	200	174,000
Lecta SA, 6.50%, 08/01/23 (Call 08/01/19)(b)	EUR	100	99,965
Mclaren Finance PLC, 5.00%, 08/01/22 (Call 08/01/19)(b)	GBP	100	129,015
Merlin Entertainments PLC, 2.75%, 03/15/22 (Call 12/15/21)(b)	EUR	100	117,072
New Look Secured Issuer PLC, 6.50%, 07/01/22 (Call 05/10/19)(b)	GBP	100	37,806
Nomad Foods Bondco PLC, 3.25%, 05/15/24 (Call 05/15/20)(b)	EUR	100	114,624
Pinnacle Bidco PLC, 6.38%, 02/15/25 (Call 02/15/21)(b)	GBP	100	137,529
Pizzaexpress Financing 2 PLC, 6.63%, 08/01/21 (Call 05/10/19)(b)	GBP	100	113,084
Playtech PLC, 4.25%, 03/07/26 (Call 03/07/22)(b)	EUR	100	116,572
Shop Direct Funding PLC, 7.75%, 11/15/22 (Call 11/15/19)(b)	GBP	100	121,849
Stonegate Pub Co. Financing PLC, 4.88%, 03/15/22 (Call 05/10/19)(b)	GBP	100	132,167
Tesco Corporate Treasury Services PLC
1.38%, 10/24/23 (Call 07/24/23)(b)	EUR	200	229,460
2.50%, 07/01/24(b)	EUR	100	121,013
Tesco PLC, 6.13%, 02/24/22	GBP	100	145,530
Thomas Cook Group PLC, 6.25%, 06/15/22 (Call 06/15/19)(b)	EUR	100	85,515
Virgin Media Finance PLC, 4.50%, 01/15/25 (Call 01/15/20)(b)	EUR	100	116,158
Virgin Media Receivables Financing Notes I DAC, 5.50%, 09/15/24 (Call 09/15/19)(b)	GBP	200	268,724

38	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® US & Intl High Yield Corp Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)		Value

United Kingdom (continued)
Virgin Media Secured Finance PLC
4.88%, 01/15/27 (Call 01/15/21)(b)	GBP	100	$131,738
5.00%, 04/15/27 (Call 04/15/22)(b)	GBP	100	132,291
5.25%, 01/15/26 (Call 01/15/20)(a)(c)	USD	200	203,550
5.50%, 01/15/25 (Call 05/15/19)(b)	GBP	90	120,395
5.50%, 08/15/26 (Call 08/15/21)(a)	USD	200	205,006
6.00%, 01/15/25 (Call 01/15/21)(b)(f)	GBP	100	145,994
Worldpay Finance PLC, 3.75%, 11/15/22 (Call 08/15/22)(b)	EUR	100	124,338

			6,189,669

United States — 65.2%
Acadia Healthcare Co. Inc., 5.63%, 02/15/23 (Call 05/31/19)(c)	USD	100	101,000
Acrisure LLC/Acrisure Finance Inc.
7.00%, 11/15/25 (Call 11/15/20)(a)	USD	150	136,031
8.13%, 02/15/24 (Call 02/15/21)(a)	USD	90	93,938
Adient Global Holdings Ltd., 3.50%, 08/15/24 (Call 05/15/24)(b)	EUR	100	96,660
Adient U.S. LLC, 7.00%, 05/15/26 (Call 05/15/22)(a)	USD	10	10,238
ADT Security Corp. (The)
3.50%, 07/15/22	USD	125	121,168
4.13%, 06/15/23	USD	100	97,812
6.25%, 10/15/21	USD	125	131,369
AECOM
5.13%, 03/15/27 (Call 12/15/26)	USD	150	150,564
5.88%, 10/15/24 (Call 07/15/24)	USD	125	132,858
AES Corp./VA
4.00%, 03/15/21	USD	50	50,517
4.50%, 03/15/23 (Call 03/15/20)	USD	100	101,309
4.88%, 05/15/23 (Call 05/31/19)	USD	100	101,322
5.13%, 09/01/27 (Call 09/01/22)	USD	70	73,014
5.50%, 04/15/25 (Call 04/15/20)	USD	125	129,495
6.00%, 05/15/26 (Call 05/15/21)(c)	USD	75	79,441
AK Steel Corp., 7.63%, 10/01/21 (Call 05/31/19)(c)	USD	75	74,817
Albertsons Companies LLC/Safeway Inc./New Albertson’s LP/Albertson’s LLC
5.75%, 03/15/25 (Call 09/15/19)	USD	150	149,190
6.63%, 06/15/24 (Call 06/15/19)	USD	200	206,576
7.50%, 03/15/26 (Call 03/15/22)(a)	USD	105	111,448
Alcoa Nederland Holding BV
6.75%, 09/30/24 (Call 09/30/19)(a)	USD	200	211,279
7.00%, 09/30/26 (Call 09/30/21)(a)(c)	USD	200	215,643
Allegheny Technologies Inc.
5.95%, 01/15/21 (Call 10/15/20)	USD	50	51,279
7.88%, 08/15/23 (Call 05/15/23)	USD	75	81,166
Allison Transmission Inc.
4.75%, 10/01/27 (Call 10/01/22)(a)(c)	USD	50	48,890
5.00%, 10/01/24 (Call 10/01/19)(a)	USD	225	227,569
5.88%, 06/01/29 (Call 06/01/24)(a)	USD	44	45,312
Ally Financial Inc.
4.13%, 02/13/22	USD	200	202,572
4.25%, 04/15/21	USD	100	101,357
4.63%, 05/19/22	USD	50	51,231
4.63%, 03/30/25	USD	100	103,153
5.13%, 09/30/24	USD	150	158,361
5.75%, 11/20/25 (Call 10/21/25)	USD	150	162,594
7.50%, 09/15/20	USD	25	26,378
AMC Entertainment Holdings Inc.
5.75%, 06/15/25 (Call 06/15/20)(c)	USD	75	72,166
5.88%, 11/15/26 (Call 11/15/21)(c)	USD	75	70,014

Security	Par (000)		Value

United States (continued)
6.13%, 05/15/27 (Call 05/15/22)(c)	USD	75	$70,082
6.38%, 11/15/24 (Call 11/15/19)	GBP	100	130,188
AMC Networks Inc.
4.75%, 12/15/22 (Call 05/31/19)	USD	125	126,442
4.75%, 08/01/25 (Call 08/01/21)(c)	USD	100	99,459
5.00%, 04/01/24 (Call 04/01/20)	USD	125	126,719
American Axle & Manufacturing Inc.
6.25%, 04/01/25 (Call 04/01/20)	USD	110	110,547
6.25%, 03/15/26 (Call 03/15/21)	USD	70	70,000
6.50%, 04/01/27 (Call 04/01/22)(c)	USD	75	75,548
6.63%, 10/15/22 (Call 05/31/19)(c)	USD	50	51,181
AmeriGas Partners LP/AmeriGas Finance Corp.
5.50%, 05/20/25 (Call 02/20/25)	USD	125	128,252
5.63%, 05/20/24 (Call 03/20/24)	USD	100	104,375
5.75%, 05/20/27 (Call 02/20/27)	USD	75	77,531
5.88%, 08/20/26 (Call 05/20/26)	USD	75	78,288
Amkor Technology Inc., 6.63%, 09/15/27 (Call 03/15/22)(a)	USD	75	76,594
Anixter Inc., 5.13%, 10/01/21	USD	75	77,438
Antero Midstream Partners LP/Antero Midstream Finance Corp.
5.38%, 09/15/24 (Call 09/15/19)	USD	125	127,477
5.75%, 03/01/27 (Call 03/01/22)(a)	USD	110	112,288
Antero Resources Corp.
5.00%, 03/01/25 (Call 03/01/20)(c)	USD	75	74,054
5.13%, 12/01/22 (Call 05/31/19)(c)	USD	150	150,545
5.38%, 11/01/21 (Call 05/31/19)	USD	125	125,938
5.63%, 06/01/23 (Call 05/31/19)(c)	USD	125	126,403
APX Group Inc.
7.63%, 09/01/23 (Call 09/01/19)(c)	USD	50	43,960
7.88%, 12/01/22 (Call 05/31/19)	USD	125	125,010
8.75%, 12/01/20 (Call 05/31/19)	USD	100	98,500
Aramark International Finance Sarl, 3.13%, 04/01/25 (Call 04/01/20)(b)	EUR	100	116,643
Aramark Services Inc.
4.75%, 06/01/26 (Call 06/01/21)(c)	USD	50	50,755
5.00%, 04/01/25 (Call 04/01/20)(a)	USD	75	77,160
5.00%, 02/01/28 (Call 02/01/23)(a)(c)	USD	200	203,145
5.13%, 01/15/24 (Call 05/31/19)	USD	125	129,081
Arconic Inc.
5.13%, 10/01/24 (Call 07/01/24)	USD	150	154,750
5.40%, 04/15/21 (Call 01/15/21)	USD	175	180,469
5.87%, 02/23/22	USD	100	104,969
6.15%, 08/15/20	USD	200	206,550
Ascent Resources Utica Holdings LLC/ARU Finance Corp.
7.00%, 11/01/26 (Call 11/01/21)(a)	USD	100	97,723
10.00%, 04/01/22 (Call 04/01/20)(a)	USD	150	164,249
Ashland LLC, 4.75%, 08/15/22 (Call 05/15/22)	USD	125	127,969
Avantor Inc.
4.75%, 10/01/24 (Call 10/01/20)(b)	EUR	100	118,653
6.00%, 10/01/24 (Call 10/01/20)(a)	USD	250	261,172
9.00%, 10/01/25 (Call 10/01/20)(a)	USD	275	299,406
Avis Budget Car Rental LLC/Avis Budget Finance Inc.,
5.50%, 04/01/23 (Call 05/31/19)(c)	USD	100	101,857
Avis Budget Finance PLC, 4.75%, 01/30/26 (Call 09/30/21)(b)	EUR	100	116,440
Avon International Operations Inc., 7.88%, 08/15/22 (Call 08/15/19)(a)	USD	100	103,744
Avon Products Inc., 7.00%, 03/15/23	USD	50	50,156

S C H E D U L E O F I N V E S T M E N T S	39

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® US & Intl High Yield Corp Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)		Value

United States (continued)
Axalta Coating Systems Dutch Holding B BV, 3.75%, 01/15/25 (Call 01/15/20)(b)	EUR	125	$144,182
B&G Foods Inc.
4.63%, 06/01/21 (Call 05/31/19)	USD	75	74,987
5.25%, 04/01/25 (Call 04/01/20)(c)	USD	125	122,876
Ball Corp.
3.50%, 12/15/20	EUR	100	117,724
4.00%, 11/15/23	USD	125	125,938
4.38%, 12/15/20	USD	125	127,344
4.38%, 12/15/23	EUR	100	128,185
4.88%, 03/15/26 (Call 12/15/25)(c)	USD	150	155,332
5.00%, 03/15/22	USD	100	104,096
5.25%, 07/01/25	USD	175	186,013
Banff Merger Sub Inc., 9.75%, 09/01/26 (Call 09/01/21)(a)	USD	200	200,500
Bausch Health Americas Inc.
8.50%, 01/31/27 (Call 07/31/22)(a)	USD	240	261,887
9.25%, 04/01/26 (Call 04/01/22)(a)	USD	200	222,250
Bausch Health Companies Inc.
4.50%, 05/15/23 (Call 05/30/19)(b)	EUR	325	367,348
5.50%, 03/01/23 (Call 05/31/19)(a)	USD	125	125,699
5.50%, 11/01/25 (Call 11/01/20)(a)	USD	225	231,187
5.88%, 05/15/23 (Call 05/31/19)(a)	USD	500	503,850
6.13%, 04/15/25 (Call 04/15/20)(a)(c)	USD	500	505,911
6.50%, 03/15/22 (Call 05/31/19)(a)	USD	150	155,250
7.00%, 03/15/24 (Call 03/15/20)(a)(c)	USD	350	368,812
9.00%, 12/15/25 (Call 12/15/21)(a)	USD	300	332,212
Beacon Roofing Supply Inc., 4.88%, 11/01/25 (Call 11/01/20)(a)(c)	USD	175	168,385
Beazer Homes USA Inc.
5.88%, 10/15/27 (Call 10/15/22)	USD	50	45,188
8.75%, 03/15/22 (Call 05/16/19)	USD	85	88,814
Belden Inc., 3.88%, 03/15/28 (Call 03/15/23)(b)	EUR	150	173,789
Berry Global Inc.
4.50%, 02/15/26 (Call 02/15/21)(a)(c)	USD	65	63,050
5.13%, 07/15/23 (Call 05/31/19)(c)	USD	100	101,638
5.50%, 05/15/22 (Call 05/31/19)	USD	50	50,674
6.00%, 10/15/22 (Call 05/31/19)	USD	65	67,033
Blue Cube Spinco LLC
9.75%, 10/15/23 (Call 10/15/20)	USD	100	111,727
10.00%, 10/15/25 (Call 10/15/20)	USD	100	114,139
Blue Racer Midstream LLC/Blue Racer Finance Corp., 6.13%, 11/15/22 (Call 05/31/19)(a)	USD	125	126,875
Boyd Gaming Corp.
6.00%, 08/15/26 (Call 08/15/21)	USD	100	103,913
6.38%, 04/01/26 (Call 04/01/21)(c)	USD	100	105,293
6.88%, 05/15/23 (Call 05/16/19)	USD	100	103,654
Brand Industrial Services Inc., 8.50%, 07/15/25 (Call 07/15/20)(a)(c)	USD	150	140,625
Brookfield Property REIT Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LL, 5.75%, 05/15/26 (Call 05/15/22)(a)	USD	70	70,963
Buckeye Partners LP, 6.38%, 01/22/78 (Call 01/22/23)(d)	USD	50	45,696
BWAY Holding Co.
4.75%, 04/15/24 (Call 04/15/20)(b)	EUR	100	114,820
5.50%, 04/15/24 (Call 04/15/20)(a)	USD	200	198,630
7.25%, 04/15/25 (Call 04/15/20)(a)(c)	USD	225	219,251
Cablevision Systems Corp., 5.88%, 09/15/22	USD	100	104,268
Caesars Resort Collection LLC/CRC Finco Inc., 5.25%, 10/15/25 (Call 10/15/20)(a)	USD	225	220,142

Security	Par (000)		Value

United States (continued)
California Resources Corp., 8.00%, 12/15/22 (Call 05/31/19)(a)(c)	USD	325	$247,000
Callon Petroleum Co.
6.13%, 10/01/24 (Call 10/01/19)	USD	75	77,010
6.38%, 07/01/26 (Call 07/01/21)(c)	USD	50	51,211
Calpine Corp.
5.25%, 06/01/26 (Call 06/01/21)(a)	USD	200	200,250
5.38%, 01/15/23 (Call 05/31/19)(c)	USD	200	201,250
5.50%, 02/01/24 (Call 05/31/19)(c)	USD	100	99,385
5.75%, 01/15/25 (Call 10/15/19)	USD	225	222,750
5.88%, 01/15/24 (Call 05/31/19)(a)(c)	USD	75	76,745
6.00%, 01/15/22 (Call 05/31/19)(a)	USD	100	101,208
Calumet Specialty Products Partners LP/Calumet Finance Corp., 6.50%, 04/15/21 (Call 05/31/19)	USD	125	120,938
Catalent Pharma Solutions Inc., 4.75%, 12/15/24 (Call 12/15/19)(b)	EUR	100	116,526
CBL & Associates LP
5.25%, 12/01/23 (Call 09/01/23)(c)	USD	75	53,663
5.95%, 12/15/26 (Call 09/15/26)(c)	USD	100	69,675
CCO Holdings LLC/CCO Holdings Capital Corp.
4.00%, 03/01/23 (Call 11/01/19)(a)	USD	100	100,187
5.00%, 02/01/28 (Call 08/01/22)(a)	USD	375	375,000
5.13%, 02/15/23 (Call 05/31/19)	USD	200	203,369
5.13%, 05/01/23 (Call 05/31/19)(a)	USD	150	153,750
5.13%, 05/01/27 (Call 05/01/22)(a)	USD	525	532,875
5.25%, 03/15/21 (Call 05/31/19)	USD	75	75,316
5.25%, 09/30/22 (Call 05/31/19)	USD	150	152,369
5.38%, 05/01/25 (Call 05/01/20)(a)	USD	150	155,250
5.50%, 05/01/26 (Call 05/01/21)(a)	USD	250	258,625
5.75%, 09/01/23 (Call 05/31/19)	USD	75	76,625
5.75%, 01/15/24 (Call 05/31/19)	USD	125	128,203
5.75%, 02/15/26 (Call 02/15/21)(a)	USD	375	391,687
5.88%, 04/01/24 (Call 05/31/19)(a)	USD	325	339,280
5.88%, 05/01/27 (Call 05/01/21)(a)	USD	100	104,135
CDK Global Inc.
4.88%, 06/01/27 (Call 06/01/22)	USD	75	75,752
5.00%, 10/15/24 (Call 07/15/24)	USD	75	77,687
5.88%, 06/15/26 (Call 06/15/21)	USD	100	105,648
CDW LLC/CDW Finance Corp.
5.00%, 09/01/23 (Call 05/31/19)	USD	125	127,682
5.00%, 09/01/25 (Call 03/01/20)	USD	75	77,025
5.50%, 12/01/24 (Call 06/01/24)	USD	100	105,800
Centene Corp.
4.75%, 05/15/22 (Call 05/31/19)	USD	125	127,395
4.75%, 01/15/25 (Call 01/15/20)	USD	250	253,554
5.38%, 06/01/26 (Call 06/01/21)(a)	USD	275	286,677
6.13%, 02/15/24 (Call 05/31/19)	USD	150	156,978
CenturyLink Inc.
5.63%, 04/01/25 (Call 01/01/25)	USD	75	73,875
Series S, 6.45%, 06/15/21	USD	200	208,705
Series T, 5.80%, 03/15/22	USD	175	179,937
Series W, 6.75%, 12/01/23	USD	100	106,305
Series Y, 7.50%, 04/01/24 (Call 01/01/24)(c)	USD	150	161,031
CF Industries Inc.
3.45%, 06/01/23	USD	150	146,463
7.13%, 05/01/20	USD	99	102,805
Change Healthcare Holdings LLC/Change Healthcare Finance Inc., 5.75%, 03/01/25 (Call 03/01/20)(a)	USD	190	188,575

40	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® US & Intl High Yield Corp Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)		Value

United States (continued)
Chemours Co. (The)
4.00%, 05/15/26 (Call 05/15/21)	EUR	100	$116,535
5.38%, 05/15/27 (Call 02/15/27)	USD	75	75,586
6.63%, 05/15/23 (Call 05/31/19)	USD	125	129,494
7.00%, 05/15/25 (Call 05/15/20)	USD	125	131,875
Cheniere Corpus Christi Holdings LLC
5.13%, 06/30/27 (Call 01/01/27)	USD	250	260,625
5.88%, 03/31/25 (Call 10/02/24)(c)	USD	200	216,009
7.00%, 06/30/24 (Call 01/01/24)	USD	200	224,250
Cheniere Energy Partners LP
5.25%, 10/01/25 (Call 10/01/20)	USD	261	266,872
5.63%, 10/01/26 (Call 10/01/21)(a)	USD	155	160,109
Chesapeake Energy Corp.
4.88%, 04/15/22 (Call 05/31/19)(c)	USD	100	98,772
7.00%, 10/01/24 (Call 04/01/21)(c)	USD	135	133,878
7.50%, 10/01/26 (Call 10/01/21)(c)	USD	50	48,910
8.00%, 01/15/25 (Call 01/15/20)	USD	175	177,187
8.00%, 03/15/26 (Call 03/15/22)(a)(c)	USD	156	157,755
8.00%, 06/15/27 (Call 06/15/22)(c)	USD	175	171,549
CHS/Community Health Systems Inc.
5.13%, 08/01/21 (Call 05/31/19)(c)	USD	125	123,623
6.25%, 03/31/23 (Call 03/31/20)	USD	475	463,125
6.88%, 02/01/22 (Call 05/31/19)	USD	325	212,062
8.00%, 03/15/26 ( 03/15/22)(a)	USD	275	267,514
8.13%, 06/30/24 (Call 06/30/21)(a)	USD	225	167,016
8.63%, 01/15/24 (Call 01/15/21)(a)	USD	150	152,482
11.00%, 06/30/23 (Call 06/30/20)(a)(f)	USD	250	203,297
Churchill Downs Inc.
4.75%, 01/15/28 (Call 01/15/23)(a)	USD	50	48,896
5.50%, 04/01/27 (Call 04/01/22)(a)	USD	100	102,813
Cincinnati Bell Inc., 7.00%, 07/15/24 (Call 09/15/19)(a)(c)	USD	100	92,253
Cinemark USA Inc.
4.88%, 06/01/23 (Call 05/31/19)	USD	125	126,292
5.13%, 12/15/22 (Call 05/31/19)	USD	50	50,781
CIT Group Inc.
4.13%, 03/09/21 (Call 02/09/21)	USD	75	76,096
4.75%, 02/16/24 (Call 11/16/23)	USD	100	103,415
5.00%, 08/15/22	USD	150	156,469
5.00%, 08/01/23	USD	100	104,475
5.25%, 03/07/25 (Call 12/07/24)(c)	USD	75	79,734
6.13%, 03/09/28	USD	50	55,688
Clear Channel Worldwide Holdings Inc.
9.25%, 02/15/24 (Call 02/15/21)(a)	USD	345	371,306
Series A, 6.50%, 11/15/22 (Call 05/31/19)	USD	100	102,000
Series B, 6.50%, 11/15/22 (Call 05/31/19)	USD	250	255,937
Clearway Energy Operating LLC
5.38%, 08/15/24 (Call 08/15/19)	USD	75	76,228
5.75%, 10/15/25 (Call 10/15/21)(a)	USD	60	61,219
Cleveland-Cliffs Inc.
4.88%, 01/15/24 (Call 01/15/21)(a)	USD	50	50,458
5.75%, 03/01/25 (Call 03/01/20)(c)	USD	200	199,040
5.88%, 06/01/27(a)	USD	125	120,469
CNX Resources Corp.
5.88%, 04/15/22 (Call 05/31/19)	USD	115	114,713
7.25%, 03/14/27 (Call 03/14/22)(a)	USD	75	72,173
Colfax Corp.
3.25%, 05/15/25 (Call 05/15/20)(b)	EUR	100	114,152
6.00%, 02/15/24 (Call 02/15/21)(a)	USD	80	83,200
6.38%, 02/15/26 (Call 02/15/22)(a)	USD	65	68,903

Security	Par (000)		Value

United States (continued)
CommScope Inc.
5.00%, 06/15/21 (Call 05/13/19)(a)	USD	100	$100,185
5.50%, 03/01/24 (Call 03/01/21)(a)	USD	160	166,900
5.50%, 06/15/24 (Call 06/15/19)(a)	USD	85	85,823
6.00%, 03/01/26 (Call 03/01/22)(a)	USD	255	269,845
8.25%, 03/01/27 (Call 03/01/22)(a)	USD	155	167,884
CommScope Technologies LLC
5.00%, 03/15/27 (Call 03/15/22)(a)(c)	USD	100	93,930
6.00%, 06/15/25 (Call 06/15/20)(a)(c)	USD	250	253,377
Coty Inc., 4.75%, 04/15/26 (Call 04/15/21)(b)	EUR	100	112,287
Covanta Holding Corp.
5.88%, 03/01/24 (Call 05/31/19)	USD	50	51,526
5.88%, 07/01/25 (Call 07/01/20)	USD	50	51,063
6.00%, 01/01/27 (Call 01/01/22)	USD	50	51,125
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.
5.63%, 05/01/27 (Call 05/01/22)(a)	USD	110	109,588
5.75%, 04/01/25 (Call 04/01/20)	USD	75	76,797
6.25%, 04/01/23 (Call 05/16/19)	USD	100	102,750
Crown Americas LLC/Crown Americas Capital Corp. IV, 4.50%, 01/15/23	USD	175	178,720
Crown Americas LLC/Crown Americas Capital Corp. V, 4.25%, 09/30/26 (Call 03/31/26)	USD	50	48,797
Crown Americas LLC/Crown Americas Capital Corp. VI, 4.75%, 02/01/26 (Call 02/01/21)	USD	100	101,570
Crown European Holdings SA
2.25%, 02/01/23 (Call 11/01/22)(b)	EUR	100	116,901
2.88%, 02/01/26 (Call 08/01/25)(b)	EUR	100	117,263
3.38%, 05/15/25 (Call 11/15/24)(b)	EUR	100	121,430
4.00%, 07/15/22 (Call 04/15/22)(b)	EUR	100	122,756
CrownRock LP/CrownRock Finance Inc., 5.63%, 10/15/25 (Call 10/15/20)(a)	USD	150	148,209
CSC Holdings LLC
5.13%, 12/15/21 (Call 05/13/19)(a)	USD	200	200,369
5.25%, 06/01/24	USD	125	127,714
5.38%, 07/15/23 (Call 05/13/19)(a)	USD	200	204,587
5.38%, 02/01/28 (Call 02/01/23)(a)	USD	200	203,641
5.50%, 05/15/26 (Call 05/15/21)(a)(c)	USD	200	206,000
5.50%, 04/15/27 (Call 04/15/22)(a)(c)	USD	200	205,843
6.50%, 02/01/29 (Call 02/01/24)(a)	USD	200	214,250
6.63%, 10/15/25 (Call 10/15/20)(a)	USD	200	212,500
6.75%, 11/15/21	USD	150	160,500
7.50%, 04/01/28 (Call 04/01/23)(a)	USD	200	218,109
10.88%, 10/15/25 (Call 10/15/20)(a)	USD	225	259,031
CyrusOne LP/CyrusOne Finance Corp.
5.00%, 03/15/24 (Call 03/15/20)	USD	75	76,956
5.38%, 03/15/27 (Call 03/15/22)	USD	75	77,829
Dana Financing Luxembourg Sarl, 5.75%, 04/15/25 (Call 04/15/20)(a)(c)	USD	75	76,287
Dana Inc., 5.50%, 12/15/24 (Call 12/15/19)	USD	75	75,825
Darling Global Finance BV, 3.63%, 05/15/26 (Call 05/15/21)(b)	EUR	100	117,430
DaVita Inc.
5.00%, 05/01/25 (Call 05/01/20)(c)	USD	200	195,540
5.13%, 07/15/24 (Call 07/15/19)	USD	275	275,049
5.75%, 08/15/22 (Call 05/31/19)	USD	150	152,446
DCP Midstream Operating LP
3.88%, 03/15/23 (Call 12/15/22)	USD	75	75,109
4.75%, 09/30/21 (Call 06/30/21)(a)	USD	75	76,561
5.38%, 07/15/25 (Call 04/15/25)(c)	USD	150	157,498

S C H E D U L E O F I N V E S T M E N T S	41

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® US & Intl High Yield Corp Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)		Value

United States (continued)
5.85%, 05/21/43 (Call 05/21/23)(a)(d)	USD	75	$69,881
Dell Inc., 4.63%, 04/01/21	USD	50	50,922
Dell International LLC/EMC Corp.
5.88%, 06/15/21 (Call 05/16/19)(a)	USD	200	203,334
7.13%, 06/15/24 (Call 06/15/19)(a)(c)	USD	225	238,127
Denbury Resources Inc.
7.50%, 02/15/24 (Call 08/15/20)(a)	USD	50	46,275
9.00%, 05/15/21 (Call 05/31/19)(a)	USD	75	76,125
9.25%, 03/31/22 (Call 05/31/19)(a)	USD	75	76,085
Diamond Offshore Drilling Inc., 7.88%, 08/15/25 (Call 05/15/25)	USD	75	73,289
Diamond Resorts International Inc.
7.75%, 09/01/23 (Call 09/01/19)(a)	USD	75	74,719
10.75%, 09/01/24 (Call 09/01/19)(a)(c)	USD	100	95,250
Diamondback Energy Inc.
4.75%, 11/01/24 (Call 11/01/19)	USD	100	102,375
5.38%, 05/31/25 (Call 05/31/20)	USD	160	167,212
DISH DBS Corp.
5.00%, 03/15/23(c)	USD	250	229,183
5.13%, 05/01/20	USD	150	151,121
5.88%, 07/15/22	USD	325	316,491
5.88%, 11/15/24(c)	USD	300	258,961
6.75%, 06/01/21	USD	250	258,109
7.75%, 07/01/26	USD	300	268,500
Edgewell Personal Care Co.
4.70%, 05/19/21	USD	75	76,634
4.70%, 05/24/22	USD	75	77,438
Elanco Animal Health Inc.
3.91%, 08/27/21(a)	USD	50	50,897
4.27%, 08/28/23 (Call 07/28/23)(a)	USD	100	103,889
4.90%, 08/28/28 (Call 05/28/28)(a)	USD	100	106,356
Eldorado Resorts Inc.
6.00%, 04/01/25 (Call 04/01/20)(c)	USD	100	103,316
6.00%, 09/15/26 (Call 09/15/21)(c)	USD	90	93,622
EMC Corp.
2.65%, 06/01/20	USD	250	248,347
3.38%, 06/01/23 (Call 03/01/23)	USD	175	171,305
Encompass Health Corp., 5.75%, 11/01/24 (Call 05/31/19)	USD	150	152,217
Endeavor Energy Resources LP/EER Finance Inc.
5.50%, 01/30/26 (Call 01/30/21)(a)	USD	50	52,434
5.75%, 01/30/28 (Call 01/30/23)(a)	USD	75	80,244
Endo Dac/Endo Finance LLC/Endo Finco Inc.
6.00%, 07/15/23 (Call 05/31/19)(a)(c)	USD	200	162,708
6.00%, 02/01/25 (Call 02/01/20)(a)(c)	USD	200	152,250
Energizer Gamma Acquisition BV, 4.63%, 07/15/26 (Call 07/15/21)(b)	EUR	100	115,364
Energizer Holdings Inc.
5.50%, 06/15/25 (Call 06/15/20)(a)	USD	75	75,825
6.38%, 07/15/26 (Call 07/15/21)(a)(c)	USD	115	118,702
7.75%, 01/15/27 (Call 01/15/22)(a)	USD	65	70,444
EnLink Midstream LLC, 5.38%, 06/01/29 (Call 03/01/29)	USD	45	45,171
EnLink Midstream Partners LP
4.15%, 06/01/25 (Call 03/01/25)	USD	100	96,548
4.40%, 04/01/24 (Call 01/01/24)	USD	75	74,625
4.85%, 07/15/26 (Call 04/15/26)	USD	100	99,196
Ensco Rowan PLC
4.50%, 10/01/24 (Call 07/01/24)	USD	75	60,094
5.20%, 03/15/25 (Call 12/15/24)	USD	100	80,564
7.75%, 02/01/26 (Call 11/01/25)	USD	150	129,750

Security	Par (000)		Value

United States (continued)
Envision Healthcare Corp., 8.75%, 10/15/26 (Call 10/15/21)(a)(c)	USD	175	$164,937
EP Energy LLC/Everest Acquisition Finance Inc.
7.75%, 05/15/26 (Call 05/15/21)(a)(c)	USD	150	133,687
8.00%, 11/29/24 (Call 11/30/19)(a)(c)	USD	75	50,449
8.00%, 02/15/25 (Call 02/15/20)(a)(c)	USD	125	44,375
9.38%, 05/01/24 (Call 05/01/20)(a)(c)	USD	125	45,188
Equinix Inc.
2.88%, 03/15/24 (Call 09/15/20)	EUR	100	115,994
2.88%, 10/01/25 (Call 10/01/20)	EUR	150	172,726
2.88%, 02/01/26 (Call 02/01/21)	EUR	200	230,569
5.38%, 01/01/22 (Call 05/31/19)	USD	100	102,656
5.38%, 04/01/23 (Call 05/31/19)	USD	125	127,619
5.38%, 05/15/27 (Call 05/15/22)	USD	200	211,720
5.75%, 01/01/25 (Call 01/01/20)	USD	75	77,892
5.88%, 01/15/26 (Call 01/15/21)	USD	150	158,484
ESH Hospitality Inc., 5.25%, 05/01/25 (Call 05/01/20)(a)	USD	175	175,973
Exela Intermediate LLC/Exela Finance Inc., 10.00%, 07/15/23 (Call 07/15/20)(a)	USD	150	151,440
Extraction Oil & Gas Inc.
5.63%, 02/01/26 (Call 02/01/21)(a)	USD	100	82,000
7.38%, 05/15/24 (Call 05/15/20)(a)(c)	USD	100	90,792
Ferrellgas LP/Ferrellgas Finance Corp.
6.50%, 05/01/21 (Call 05/31/19)(c)	USD	75	66,938
6.75%, 01/15/22 (Call 05/31/19)(c)	USD	100	88,583
6.75%, 06/15/23 (Call 06/15/19)(c)	USD	75	66,375
Fifth Third Bancorp., 5.10%, (Call 06/30/23)(d)(g)	USD	75	73,766
First Data Corp.
5.00%, 01/15/24 (Call 05/13/19)(a)	USD	250	256,277
5.38%, 08/15/23 (Call 05/13/19)(a)	USD	175	178,920
First Quality Finance Co. Inc.
4.63%, 05/15/21 (Call 05/31/19)(a)	USD	75	74,990
5.00%, 07/01/25 (Call 07/01/20)(a)	USD	70	69,464
Flex Acquisition Co. Inc.
6.88%, 01/15/25 (Call 01/15/20)(a)(c)	USD	75	70,453
7.88%, 07/15/26 (Call 07/15/21)(a)	USD	75	70,186
Freedom Mortgage Corp.
8.13%, 11/15/24 (Call 11/15/20)(a)	USD	75	66,324
8.25%, 04/15/25 (Call 04/15/21)(a)	USD	100	88,569
Freeport-McMoRan Inc.
3.55%, 03/01/22 (Call 12/01/21)	USD	250	247,727
3.88%, 03/15/23 (Call 12/15/22)	USD	250	247,500
4.00%, 11/14/21	USD	125	126,250
4.55%, 11/14/24 (Call 08/14/24)	USD	125	124,219
6.88%, 02/15/23 (Call 02/15/20)	USD	100	105,701
Frontier Communications Corp.
6.88%, 01/15/25 (Call 10/15/24)	USD	100	53,361
7.13%, 01/15/23	USD	125	77,813
7.63%, 04/15/24	USD	100	55,250
8.00%, 04/01/27 (Call 04/01/22)(a)	USD	285	295,331
8.50%, 04/01/26 (Call 04/01/21)(a)(c)	USD	275	259,456
8.75%, 04/15/22	USD	75	52,460
10.50%, 09/15/22 (Call 06/15/22)	USD	350	255,500
11.00%, 09/15/25 (Call 06/15/25)	USD	525	339,937
Genesis Energy LP/Genesis Energy Finance Corp.
6.00%, 05/15/23 (Call 05/31/19)	USD	50	50,609
6.25%, 05/15/26 (Call 02/15/21)(c)	USD	50	49,500
6.50%, 10/01/25 (Call 10/01/20)	USD	100	100,470
6.75%, 08/01/22 (Call 05/31/19)	USD	150	152,426
Genworth Holdings Inc., 7.63%, 09/24/21	USD	100	97,615

42	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® US & Intl High Yield Corp Bond ETF (Percentages shown are based on Net Assets)

Security		Par (000)	Value

United States (continued)
Golden Nugget Inc.
6.75%, 10/15/24 (Call 10/15/19)(a)	USD	175	$178,974
8.75%, 10/01/25 (Call 10/01/20)(a)	USD	125	130,717
Goodyear Tire & Rubber Co. (The)
4.88%, 03/15/27 (Call 12/15/26)	USD	100	94,873
5.00%, 05/31/26 (Call 05/31/21)(c)	USD	125	121,610
5.13%, 11/15/23 (Call 05/31/19)(c)	USD	125	126,681
Gray Television Inc.
5.13%, 10/15/24 (Call 10/15/19)(a)	USD	75	76,313
5.88%, 07/15/26 (Call 07/15/21)(a)(c)	USD	150	154,594
7.00%, 05/15/27 (Call 05/15/22)(a)	USD	100	108,031
Griffon Corp., 5.25%, 03/01/22 (Call 05/31/19)	USD	125	124,668
Gulfport Energy Corp.
6.00%, 10/15/24 (Call 10/15/19)	USD	125	109,935
6.38%, 05/15/25 (Call 05/15/20)	USD	75	66,166
6.38%, 01/15/26 (Call 01/15/21)	USD	75	64,863
Hanesbrands Finance Luxembourg SCA, 3.50%, 06/15/24 (Call 03/15/24)(b)	EUR	100	120,869
Hanesbrands Inc.
4.63%, 05/15/24 (Call 02/15/24)(a)(c)	USD	175	176,514
4.88%, 05/15/26 (Call 02/15/26)(a)(c)	USD	175	175,010
Harland Clarke Holdings Corp.
8.38%, 08/15/22 (Call 05/31/19)(a)	USD	125	110,547
9.25%, 03/01/21 (Call 05/31/19)(a)(c)	USD	125	127,187
HCA Healthcare Inc., 6.25%, 02/15/21	USD	125	131,103
HCA Inc.
4.50%, 02/15/27 (Call 08/15/26)	USD	100	102,641
5.38%, 02/01/25	USD	425	447,675
5.38%, 09/01/26 (Call 03/01/26)	USD	170	178,960
5.63%, 09/01/28 (Call 03/01/28)	USD	225	239,625
5.88%, 05/01/23	USD	200	214,399
5.88%, 02/15/26 (Call 08/15/25)	USD	200	215,500
5.88%, 02/01/29 (Call 08/01/28)	USD	120	129,150
7.50%, 02/15/22	USD	350	384,601
Hertz Corp. (The)
5.50%, 10/15/24 (Call 10/15/19)(a)	USD	125	106,743
5.88%, 10/15/20 (Call 05/31/19)	USD	100	99,875
6.25%, 10/15/22 (Call 05/31/19)(c)	USD	75	73,031
7.38%, 01/15/21 (Call 05/31/19)	USD	50	50,003
7.63%, 06/01/22 (Call 06/01/19)(a)(c)	USD	250	257,969
Hertz Holdings Netherlands BV, 5.50%, 03/30/23 (Call 03/30/20)(b)	EUR	100	117,415
Hexion Inc./Hexion Nova Scotia Finance ULC, 9.00%, 11/15/20 (Call 05/31/19)(e)	USD	75	14,417
Hilcorp Energy I LP/Hilcorp Finance Co.
5.00%, 12/01/24 (Call 06/01/19)(a)	USD	75	74,273
5.75%, 10/01/25 (Call 04/01/20)(a)	USD	75	75,500
6.25%, 11/01/28 (Call 11/01/23)(a)	USD	75	76,322
Hilton Domestic Operating Co. Inc.
4.25%, 09/01/24 (Call 09/01/19)	USD	175	175,346
5.13%, 05/01/26 (Call 05/01/21)(a)	USD	250	255,964
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.
4.63%, 04/01/25 (Call 04/01/20)	USD	100	101,031
4.88%, 04/01/27 (Call 04/01/22)	USD	100	101,606
Hologic Inc.
4.38%, 10/15/25 (Call 10/15/20)(a)(c)	USD	100	99,313
4.63%, 02/01/28 (Call 02/01/23)(a)	USD	125	123,166
Howard Hughes Corp. (The), 5.38%, 03/15/25 (Call 03/15/20)(a)	USD	225	226,953

Security		Par (000)	Value

United States (continued)
HUB International Ltd., 7.00%, 05/01/26 (Call 05/01/21)(a)	USD	175	$176,750
Hughes Satellite Systems Corp.
5.25%, 08/01/26	USD	150	150,931
6.63%, 08/01/26(c)	USD	100	101,000
7.63%, 06/15/21	USD	100	107,162
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
5.88%, 02/01/22 (Call 05/31/19)	USD	200	202,781
6.00%, 08/01/20 (Call 05/31/19)	USD	225	226,547
6.25%, 02/01/22 (Call 05/31/19)	USD	250	257,345
6.38%, 12/15/25 (Call 12/15/20)	USD	150	156,375
6.75%, 02/01/24 (Call 02/01/20)(c)	USD	75	78,618
Infor U.S. Inc.
5.75%, 05/15/22 (Call 05/15/19)	EUR	100	113,709
6.50%, 05/15/22 (Call 05/16/19)	USD	225	229,007
International Game Technology PLC
3.50%, 07/15/24 (Call 01/15/24)(b)	EUR	100	116,748
4.75%, 03/05/20(b)	EUR	100	116,137
6.50%, 02/15/25 (Call 08/15/24)(a)(c)	USD	200	212,996
IQVIA Inc.
2.88%, 09/15/25 (Call 09/15/20)(b)	EUR	100	113,794
3.25%, 03/15/25 (Call 03/15/20)(b)	EUR	300	342,301
4.88%, 05/15/23 (Call 05/31/19)(a)	USD	100	101,438
5.00%, 10/15/26 (Call 10/15/21)(a)	USD	200	204,126
Iron Mountain Inc.
4.88%, 09/15/27 (Call 09/15/22)(a)(c)	USD	125	121,219
5.25%, 03/15/28 (Call 12/27/22)(a)	USD	150	147,750
5.75%, 08/15/24 (Call 05/13/19)	USD	175	175,875
6.00%, 08/15/23 (Call 05/13/19)	USD	75	77,156
Iron Mountain UK PLC, 3.88%, 11/15/25 (Call 11/15/20)(b)	GBP	100	125,630
iStar Inc.
4.63%, 09/15/20 (Call 06/15/20)	USD	75	75,750
5.25%, 09/15/22 (Call 09/15/19)	USD	50	50,381
Jack Ohio Finance LLC/Jack Ohio Finance 1 Corp.,
6.75%, 11/15/21 (Call 05/31/19)(a)	USD	125	129,039
Jaguar Holding Co. II/Pharmaceutical Product Development LLC, 6.38%, 08/01/23 (Call 05/31/19)(a)(c)	USD	250	254,583
JC Penney Corp. Inc.
5.88%, 07/01/23 (Call 07/01/19)(a)	USD	75	63,875
8.63%, 03/15/25 (Call 03/15/21)(a)	USD	75	46,373
Jefferies Finance LLC/JFIN Co-Issuer Corp., 6.88%, 04/15/22 (Call 05/31/19)(a)	USD	200	202,979
K Hovnanian Enterprises Inc.
10.00%, 07/15/22 (Call 07/15/19)(a)	USD	50	43,813
10.50%, 07/15/24 (Call 07/15/20)(a)	USD	75	60,750
KB Home, 7.00%, 12/15/21 (Call 09/15/21)	USD	75	80,577
Kennedy-Wilson Inc., 5.88%, 04/01/24 (Call 05/31/19)	USD	150	151,500
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC
4.75%, 06/01/27 (Call 06/01/22)(a)(c)	USD	100	99,288
5.00%, 06/01/24 (Call 06/01/19)(a)	USD	150	153,388
5.25%, 06/01/26 (Call 06/01/21)(a)	USD	175	180,152
Kinetic Concepts Inc./KCI USA Inc.
7.88%, 02/15/21 (Call 05/16/19)(a)	USD	66	67,485
12.50%, 11/01/21 (Call 05/31/19)(a)	USD	75	81,132
Kronos Acquisition Holdings Inc., 9.00%, 08/15/23 (Call 05/31/19)(a)	USD	115	102,638
L Brands Inc.
5.25%, 02/01/28	USD	75	66,947
5.63%, 02/15/22	USD	125	129,625

S C H E D U L E O F I N V E S T M E N T S	43

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® US & Intl High Yield Corp Bond ETF (Percentages shown are based on Net Assets)

Security		Par (000)	Value

United States (continued)
5.63%, 10/15/23	USD	75	$77,455
6.63%, 04/01/21	USD	100	105,078
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.
5.25%, 03/15/22 (Call 09/15/21)(a)	USD	50	51,250
5.25%, 10/01/25 (Call 10/01/20)(a)	USD	60	59,775
Lamar Media Corp.
5.00%, 05/01/23 (Call 05/31/19)	USD	50	50,791
5.38%, 01/15/24 (Call 05/31/19)(c)	USD	75	76,924
5.75%, 02/01/26 (Call 02/01/21)(c)	USD	50	52,623
5.75%, 02/01/26 (Call 02/01/21)(a)	USD	20	21,002
Lamb Weston Holdings Inc.
4.63%, 11/01/24 (Call 11/01/21)(a)	USD	100	101,488
4.88%, 11/01/26 (Call 11/01/21)(a)	USD	125	127,109
Leidos Holdings Inc., 4.45%, 12/01/20 (Call 09/01/20)	USD	50	50,745
Lennar Corp.
4.13%, 01/15/22 (Call 10/15/21)	USD	75	75,860
4.50%, 04/30/24 (Call 01/31/24)	USD	100	102,000
4.75%, 04/01/21 (Call 02/01/21)	USD	75	76,527
4.75%, 11/15/22 (Call 08/15/22)	USD	75	77,034
4.75%, 05/30/25 (Call 02/28/25)	USD	100	102,755
4.75%, 11/29/27 (Call 05/29/27)	USD	125	127,344
4.88%, 12/15/23 (Call 09/15/23)	USD	55	57,003
5.88%, 11/15/24 (Call 05/15/24)	USD	50	53,813
Level 3 Financing Inc.
5.13%, 05/01/23 (Call 05/31/19)	USD	275	277,282
5.25%, 03/15/26 (Call 03/15/21)	USD	100	101,657
5.38%, 08/15/22 (Call 05/31/19)	USD	225	225,844
5.38%, 01/15/24 (Call 05/31/19)	USD	125	126,695
5.38%, 05/01/25 (Call 05/01/20)	USD	125	127,169
5.63%, 02/01/23 (Call 05/31/19)	USD	75	75,848
6.13%, 01/15/21 (Call 05/31/19)	USD	100	100,406
Levi Strauss & Co., 3.38%, 03/15/27 (Call 03/15/22)	EUR	100	117,704
Lions Gate Capital Holdings LLC
5.88%, 11/01/24 (Call 11/01/19)(a)(c)	USD	100	102,203
6.38%, 02/01/24 (Call 02/01/21)(a)	USD	40	41,819
LKQ European Holdings BV, 4.13%, 04/01/28 (Call 04/01/23)(b)	EUR	100	117,482
LKQ Italia Bondco SpA, 3.88%, 04/01/24 (Call 01/01/24)(b)	EUR	100	122,231
Mallinckrodt International Finance SA, 4.75%, 04/15/23(c)	. USD	100	71,100
Mallinckrodt International Finance SA/Mallinckrodt CB LLC
5.50%, 04/15/25 (Call 04/15/20)(a)	USD	100	71,937
5.63%, 10/15/23 (Call 05/31/19)(a)(c)	USD	100	78,750
5.75%, 08/01/22 (Call 05/31/19)(a)(c)	USD	100	92,813
Matador Resources Co., 5.88%, 09/15/26 (Call 09/15/21)	. USD	175	176,378
Match Group Inc., 5.00%, 12/15/27 (Call 12/15/22)(a)	USD	75	75,416
Mattel Inc., 6.75%, 12/31/25 (Call 12/31/20)(a)(c)	USD	250	250,312
MEDNAX Inc.
5.25%, 12/01/23 (Call 05/31/19)(a)	USD	100	101,875
6.25%, 01/15/27 (Call 01/15/22)(a)(c)	USD	165	168,300
Meredith Corp., 6.88%, 02/01/26 ( 02/01/21)(c)	USD	200	208,482
Meritage Homes Corp., 6.00%, 06/01/25 (Call 03/01/25)	USD	50	53,169
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer Inc.
4.50%, 09/01/26 (Call 06/01/26)	USD	75	74,063
5.63%, 05/01/24 (Call 02/01/24)	USD	150	157,422
5.75%, 02/01/27 (Call 11/01/26)(a)	USD	130	136,530

Security		Par (000)	Value

United States (continued)
MGM Resorts International
4.63%, 09/01/26 (Call 06/01/26)(c)	USD	50	$49,425
5.50%, 04/15/27 (Call 01/15/27)	USD	170	175,006
5.75%, 06/15/25 (Call 03/15/25)(c)	USD	125	132,187
6.00%, 03/15/23	USD	200	213,487
6.63%, 12/15/21(c)	USD	175	187,713
7.75%, 03/15/22	USD	150	166,346
Molina Healthcare Inc., 5.38%, 11/15/22 (Call 08/15/22)	USD	150	156,375
MPH Acquisition Holdings LLC, 7.13%, 06/01/24 (Call 06/01/19)(a)(c)	USD	200	201,131
MPT Operating Partnership LP/MPT Finance Corp.
3.33%, 03/24/25 (Call 12/24/24)	EUR	100	118,188
4.00%, 08/19/22 (Call 05/19/22)	EUR	100	122,259
5.00%, 10/15/27 (Call 10/15/22)	USD	275	275,550
5.25%, 08/01/26 (Call 08/01/21)	USD	75	76,313
6.38%, 03/01/24 (Call 05/31/19)	USD	75	78,771
MSCI Inc.
4.75%, 08/01/26 (Call 08/01/21)(a)	USD	100	102,418
5.25%, 11/15/24 (Call 11/15/19)(a)	USD	300	309,946
5.38%, 05/15/27 (Call 05/15/22)(a)	USD	75	79,137
5.75%, 08/15/25 (Call 08/15/20)(a)	USD	100	104,913
Murphy Oil Corp.
4.00%, 06/01/22 (Call 03/01/22)	USD	75	74,924
4.45%, 12/01/22 (Call 09/01/22)	USD	100	99,397
5.75%, 08/15/25 (Call 08/15/20)(c)	USD	75	77,017
6.88%, 08/15/24 (Call 08/15/19)	USD	50	52,446
Nabors Industries Inc.
4.63%, 09/15/21	USD	125	124,531
5.00%, 09/15/20	USD	125	126,722
5.50%, 01/15/23 (Call 11/15/22)(c)	USD	75	71,782
5.75%, 02/01/25 (Call 11/01/24)(c)	USD	150	136,500
Nationstar Mortgage Holdings Inc.
8.13%, 07/15/23 (Call 07/15/20)(a)	USD	125	125,938
9.13%, 07/15/26 (Call 07/15/21)(a)	USD	150	150,375
Nationstar Mortgage LLC/Nationstar Capital Corp., 6.50%, 07/01/21 (Call 05/31/19)	USD	100	100,204
Navient Corp.
5.00%, 10/26/20	USD	75	76,198
5.50%, 01/25/23	USD	175	178,464
5.88%, 03/25/21	USD	100	103,427
5.88%, 10/25/24(c)	USD	75	75,430
6.13%, 03/25/24	USD	150	153,644
6.50%, 06/15/22	USD	125	131,875
6.63%, 07/26/21	USD	100	105,031
6.75%, 06/25/25	USD	75	76,781
6.75%, 06/15/26(c)	USD	75	75,382
7.25%, 01/25/22	USD	75	80,344
7.25%, 09/25/23(c)	USD	75	81,188
8.00%, 03/25/20	USD	100	103,687
Navios Maritime Holdings Inc./Navios Maritime Finance II U.S. Inc., 7.38%, 01/15/22 (Call 05/31/19)(a)	USD	75	49,008
Navistar International Corp., 6.63%, 11/01/25 (Call 11/01/20)(a)	USD	150	153,200
NCR Corp.
4.63%, 02/15/21 (Call 05/31/19)(c)	USD	75	74,923
5.00%, 07/15/22 (Call 05/31/19)	USD	100	100,349
5.88%, 12/15/21 (Call 05/31/19)	USD	50	50,593
6.38%, 12/15/23 (Call 05/31/19)(c)	USD	100	102,722
Neiman Marcus Group Ltd. LLC, 8.00%, 10/15/21 (Call 05/31/19)(a)	USD	100	56,750

44	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® US & Intl High Yield Corp Bond ETF (Percentages shown are based on Net Assets)

Security		Par (000)	Value

United States (continued)
Netflix Inc.
3.63%, 05/15/27	EUR	200	$234,340
3.88%, 11/15/29(b)	EUR	100	114,678
4.38%, 11/15/26(c)	USD	175	173,347
4.63%, 05/15/29(b)	EUR	200	243,733
4.88%, 04/15/28	USD	225	223,610
5.38%, 02/01/21	USD	75	77,954
5.38%, 11/15/29(a)	USD	110	111,375
5.50%, 02/15/22	USD	75	78,942
5.75%, 03/01/24	USD	50	53,674
5.88%, 02/15/25	USD	100	108,083
5.88%, 11/15/28	USD	300	316,052
6.38%, 05/15/29(a)	USD	150	164,097
Nexstar Broadcasting Inc.
5.63%, 08/01/24 (Call 08/01/19)(a)	USD	125	126,900
5.88%, 11/15/22 (Call 05/13/19)	USD	50	51,255
NextEra Energy Operating Partners LP
4.25%, 09/15/24 (Call 07/15/24)(a)	USD	75	75,244
4.50%, 09/15/27 (Call 06/15/27)(a)	USD	75	73,892
NGL Energy Partners LP/NGL Energy Finance Corp.
7.50%, 11/01/23 (Call 11/01/19)	USD	100	104,037
7.50%, 04/15/26 (Call 04/15/22)(a)	USD	70	72,406
NGPL PipeCo LLC
4.38%, 08/15/22 (Call 05/15/22)(a)	USD	90	92,250
4.88%, 08/15/27 (Call 02/15/27)(a)	USD	100	103,250
Nielsen Co Luxembourg SARL/The, 5.00%, 02/01/25 (Call 02/01/20)(a)	USD	75	74,060
Nielsen Finance LLC/Nielsen Finance Co.
4.50%, 10/01/20 (Call 05/31/19)	USD	175	175,145
5.00%, 04/15/22 (Call 05/31/19)(a)	USD	325	322,969
Noble Holding International Ltd.
7.88%, 02/01/26 (Call 02/01/21)(a)	USD	110	105,786
7.95%, 04/01/25 (Call 01/01/25)(c)	USD	50	44,000
Novelis Corp.
5.88%, 09/30/26 (Call 09/30/21)(a)	USD	250	254,062
6.25%, 08/15/24 (Call 08/15/19)(a)(c)	USD	150	156,510
NRG Energy Inc.
5.75%, 01/15/28 (Call 01/15/23)	USD	150	158,845
6.25%, 05/01/24 (Call 05/31/19)	USD	100	103,220
6.63%, 01/15/27 (Call 07/15/21)(c)	USD	150	160,875
7.25%, 05/15/26 (Call 05/15/21)	USD	125	136,250
NuStar Logistics LP
4.80%, 09/01/20	USD	50	50,628
5.63%, 04/28/27 (Call 01/28/27)	USD	75	75,000
Oasis Petroleum Inc.
6.25%, 05/01/26 (Call 05/01/21)(a)(c)	USD	50	48,681
6.88%, 03/15/22 (Call 05/31/19)	USD	125	125,469
OI European Group BV
3.13%, 11/15/24 (Call 08/15/24)(b)	EUR	100	119,209
6.75%, 09/15/20(b)	EUR	100	121,863
Olin Corp.
5.00%, 02/01/30 (Call 02/01/24)	USD	75	74,269
5.13%, 09/15/27 (Call 03/15/22)	USD	100	102,014
Ortho-Clinical Diagnostics Inc./Ortho-Clinical Diagnostics SA, 6.63%, 05/15/22 (Call 05/31/19)(a)	USD	200	196,000
Outfront Media Capital LLC/Outfront Media Capital Corp.
5.25%, 02/15/22 (Call 05/31/19)	USD	75	75,966
5.63%, 02/15/24 (Call 05/31/19)	USD	50	51,490
5.88%, 03/15/25 (Call 09/15/19)	USD	75	77,776

Security		Par (000)	Value

United States (continued)
Owens-Brockway Glass Container Inc.
5.00%, 01/15/22(a)	USD	150	$153,523
5.88%, 08/15/23(a)	USD	100	104,901
Pacific Drilling SA, 8.38%, 10/01/23 (Call 10/01/20)(a)	USD	100	103,000
Panther BF Aggregator 2 LP/Panther Finance Co. Inc.
4.38%, 05/15/26 (Call 05/15/22)(b)	EUR	100	114,802
6.25%, 05/15/26 (Call 05/15/22)(a)	USD	144	149,940
8.50%, 05/15/27 (Call 05/15/22)(a)	USD	300	309,000
Par Pharmaceutical Inc., 7.50%, 04/01/27 (Call 04/01/22)(a)	USD	255	264,646
Parsley Energy LLC/Parsley Finance Corp.
5.25%, 08/15/25 (Call 08/15/20)(a)	USD	50	50,654
5.38%, 01/15/25 (Call 01/15/20)(a)	USD	85	86,284
5.63%, 10/15/27 (Call 10/15/22)(a)	USD	100	102,831
6.25%, 06/01/24 (Call 06/01/19)(a)	USD	50	51,951
PBF Holding Co. LLC/PBF Finance Corp.
7.00%, 11/15/23 (Call 05/31/19)	USD	75	77,156
7.25%, 06/15/25 (Call 06/15/20)	USD	100	103,250
PDC Energy Inc.
5.75%, 05/15/26 (Call 05/15/21)	USD	75	74,939
6.13%, 09/15/24 (Call 09/15/19)	USD	50	50,625
Peabody Energy Corp.
6.00%, 03/31/22 (Call 05/31/19)(a)	USD	75	76,061
6.38%, 03/31/25 (Call 03/31/20)(a)	USD	75	74,558
Penske Automotive Group Inc.
5.50%, 05/15/26 (Call 05/15/21)	USD	60	60,210
5.75%, 10/01/22 (Call 05/31/19)	USD	75	76,298
PetSmart Inc.
5.88%, 06/01/25 (Call 06/01/20)(a)	USD	200	182,000
7.13%, 03/15/23 (Call 05/31/19)(a)	USD	300	266,286
8.88%, 06/01/25 (Call 06/01/20)(a)(c)	USD	100	88,875
Pilgrim’s Pride Corp.
5.75%, 03/15/25 (Call 03/15/20)(a)	USD	150	153,562
5.88%, 09/30/27 (Call 09/30/22)(a)	USD	100	103,421
Pitney Bowes Inc.
3.88%, 10/01/21 (Call 09/01/21)	USD	75	74,309
4.38%, 05/15/22 (Call 04/15/22)	USD	75	73,875
4.63%, 03/15/24 (Call 12/15/23)(c)	USD	75	70,421
4.70%, 04/01/23 (Call 03/01/23)	USD	50	48,488
Post Holdings Inc.
5.00%, 08/15/26 (Call 08/15/21)(a)	USD	250	249,167
5.50%, 03/01/25 (Call 03/01/20)(a)	USD	125	127,858
5.63%, 01/15/28 (Call 12/01/22)(a)	USD	125	126,360
5.75%, 03/01/27 (Call 03/01/22)(a)	USD	225	231,028
Prestige Brands Inc., 6.38%, 03/01/24 (Call 05/31/19)(a)(c)	USD	100	102,964
Prime Security Services Borrower LLC/Prime Finance Inc.
5.25%, 04/15/24(a)	USD	140	140,425
5.75%, 04/15/26(a)	USD	102	103,132
9.25%, 05/15/23 (Call 05/31/19)(a)	USD	228	240,301
PulteGroup Inc.
4.25%, 03/01/21 (Call 02/01/21)	USD	100	101,440
5.00%, 01/15/27 (Call 10/15/26)	USD	75	76,250
5.50%, 03/01/26 (Call 12/01/25)	USD	105	111,140
PVH Corp.
3.13%, 12/15/27 (Call 09/15/27)(b)	EUR	100	118,934
3.63%, 07/15/24 (Call 04/15/24)(b)	EUR	100	125,526
QEP Resources Inc.
5.25%, 05/01/23 (Call 02/01/23)	USD	75	73,287
5.38%, 10/01/22 (Call 07/01/22)	USD	75	73,688
5.63%, 03/01/26 (Call 12/01/25)	USD	75	70,031

S C H E D U L E O F I N V E S T M E N T S	45

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® US & Intl High Yield Corp Bond ETF (Percentages shown are based on Net Assets)

Security		Par (000)	Value

United States (continued)
Quicken Loans Inc.
5.25%, 01/15/28 (Call 01/15/23)(a)(c)	USD	175	$169,818
5.75%, 05/01/25 (Call 05/01/20)(a)	USD	175	177,635
QVC Inc.
4.38%, 03/15/23	USD	125	126,310
4.45%, 02/15/25 (Call 11/15/24)	USD	75	74,753
4.85%, 04/01/24	USD	75	77,164
5.13%, 07/02/22	USD	75	78,253
Qwest Corp., 6.75%, 12/01/21	USD	125	133,129
Rackspace Hosting Inc., 8.63%, 11/15/24 (Call 11/15/19)(a)(c)	USD	175	163,187
Radian Group Inc., 4.50%, 10/01/24 (Call 07/01/24)	USD	75	75,000
Range Resources Corp.
4.88%, 05/15/25 (Call 02/15/25)(c)	USD	100	92,125
5.00%, 08/15/22 (Call 05/15/22)(c)	USD	125	123,850
5.00%, 03/15/23 (Call 12/15/22)(c)	USD	100	97,687
5.75%, 06/01/21 (Call 03/01/21)	USD	100	102,750
Realogy Group LLC/Realogy Co-Issuer Corp.
4.88%, 06/01/23 (Call 03/01/23)(a)(c)	USD	75	71,400
5.25%, 12/01/21 (Call 05/31/19)(a)	USD	75	75,807
9.38%, 04/01/27 (Call 04/01/22)(a)	USD	77	79,980
Refinitiv U.S. Holdings Inc.
4.50%, 05/15/26 (Call 11/15/21)(b)	EUR	100	112,933
6.25%, 05/15/26 (Call 11/15/21)(a)	USD	175	179,594
6.88%, 11/15/26 (Call 11/15/21)(b)	EUR	100	112,423
8.25%, 11/15/26 (Call 11/15/21)(a)	USD	250	253,670
RegionalCare Hospital Partners Holdings Inc., 8.25%, 05/01/23 (Call 05/31/19)(a)	USD	125	133,086
RegionalCare Hospital Partners Holdings Inc./LifePoint Health Inc., 9.75%, 12/01/26 (Call 12/01/21)(a)	USD	225	235,468
Reynolds Group Issuer Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu
5.13%, 07/15/23 (Call 07/15/19)(a)	USD	225	228,656
5.75%, 10/15/20 (Call 05/31/19)	USD	388	388,763
7.00%, 07/15/24 (Call 07/15/19)(a)(c)	USD	100	103,375
Rite Aid Corp., 6.13%, 04/01/23 (Call 05/31/19)(a)(c)	USD	250	212,500
Rowan Companies Inc.
4.88%, 06/01/22 (Call 03/01/22)	USD	75	72,656
7.38%, 06/15/25 (Call 03/15/25)	USD	75	66,516
Sable Permian Resources Land LLC/AEPB Finance Corp.
7.13%, 11/01/20 (Call 05/31/19)(a)(c)	USD	75	18,882
7.38%, 11/01/21 (Call 05/31/19)(a)(c)	USD	75	18,641
Sabre GLBL Inc., 5.25%, 11/15/23 (Call 05/31/19)(a)	USD	125	127,602
Sanchez Energy Corp.
6.13%, 01/15/23 (Call 05/31/19)	USD	150	20,063
7.25%, 02/15/23 (Call 02/15/20)(a)(c)	USD	100	84,250
7.75%, 06/15/21 (Call 05/31/19)	USD	75	9,893
SBA Communications Corp.
4.00%, 10/01/22 (Call 10/01/19)	USD	150	150,910
4.88%, 07/15/22 (Call 05/31/19)	USD	100	101,372
4.88%, 09/01/24 (Call 09/01/19)	USD	150	152,269
Scientific Games International Inc.
3.38%, 02/15/26 (Call 02/15/21)(b)	EUR	100	110,344
5.00%, 10/15/25 (Call 10/15/20)(a)(c)	USD	175	174,289
8.25%, 03/15/26 (Call 03/15/22)(a)	USD	200	206,750
10.00%, 12/01/22 (Call 05/31/19)	USD	136	143,480
Sealed Air Corp.
4.50%, 09/15/23 (Call 06/15/23)(b)	EUR	100	125,806
4.88%, 12/01/22 (Call 09/01/22)(a)	USD	75	77,528
5.13%, 12/01/24 (Call 09/01/24)(a)	USD	75	77,915

Security		Par (000)	Value

United States (continued)
5.25%, 04/01/23 (Call 01/01/23)(a)	USD	50	$52,100
5.50%, 09/15/25 (Call 06/15/25)(a)	USD	75	78,967
6.50%, 12/01/20 (Call 09/01/20)(a)	USD	75	78,224
SemGroup Corp./Rose Rock Finance Corp., 5.63%, 07/15/22 (Call 05/16/19)(c)	USD	50	49,563
Service Corp. International/U.S.
4.63%, 12/15/27 (Call 12/15/22)(c)	USD	75	75,627
5.38%, 01/15/22 (Call 05/31/19)	USD	50	50,438
5.38%, 05/15/24 (Call 05/31/19)	USD	125	128,402
ServiceMaster Co. LLC (The), 5.13%, 11/15/24 (Call 11/15/19)(a)	USD	150	151,500
SESI LLC
7.13%, 12/15/21 (Call 05/31/19)	USD	100	85,000
7.75%, 09/15/24 (Call 09/15/20)	USD	75	55,313
Silgan Holdings Inc., 3.25%, 03/15/25 (Call 03/15/20)	EUR	100	115,258
Sinclair Television Group Inc.
5.13%, 02/15/27 (Call 08/15/21)(a)(c)	USD	50	48,322
5.38%, 04/01/21 (Call 05/16/19)	USD	100	100,221
5.63%, 08/01/24 (Call 08/01/19)(a)(c)	USD	125	126,117
6.13%, 10/01/22 (Call 05/16/19)	USD	75	76,406
Sirius XM Radio Inc.
3.88%, 08/01/22 (Call 08/01/20)(a)	USD	225	225,281
4.63%, 05/15/23 (Call 05/31/19)(a)	USD	100	100,875
5.00%, 08/01/27 (Call 08/01/22)(a)	USD	200	201,570
5.38%, 04/15/25 (Call 04/15/20)(a)	USD	325	334,527
5.38%, 07/15/26 (Call 07/15/21)(a)	USD	125	128,594
6.00%, 07/15/24 (Call 07/15/19)(a)	USD	225	232,875
Six Flags Entertainment Corp.
4.88%, 07/31/24 (Call 07/31/19)(a)	USD	125	125,357
5.50%, 04/15/27 (Call 04/15/22)(a)	USD	65	66,365
SM Energy Co.
5.00%, 01/15/24 (Call 05/31/19)(c)	USD	75	70,266
5.63%, 06/01/25 (Call 06/01/20)(c)	USD	75	70,362
6.13%, 11/15/22 (Call 05/31/19)	USD	75	75,773
6.63%, 01/15/27 (Call 01/15/22)	USD	75	70,967
6.75%, 09/15/26 (Call 09/15/21)(c)	USD	75	71,766
Solera LLC/Solera Finance Inc., 10.50%, 03/01/24 (Call 05/31/19)(a)(c)	USD	275	298,375
Southwestern Energy Co.
6.20%, 01/23/25 (Call 10/23/24)(c)	USD	125	122,891
7.50%, 04/01/26 (Call 04/01/21)	USD	125	126,841
7.75%, 10/01/27 (Call 10/01/22)(c)	USD	75	76,125
Spectrum Brands Inc.
5.75%, 07/15/25 (Call 07/15/20)	USD	150	153,795
6.63%, 11/15/22 (Call 05/31/19)	USD	75	76,673
Springleaf Finance Corp.
5.63%, 03/15/23	USD	100	103,974
6.13%, 05/15/22	USD	150	158,632
6.13%, 03/15/24 (Call 09/15/23)	USD	195	205,877
6.88%, 03/15/25	USD	200	214,344
7.13%, 03/15/26	USD	250	268,437
7.75%, 10/01/21	USD	100	108,625
8.25%, 12/15/20	USD	125	134,574
Sprint Communications Inc.
6.00%, 11/15/22	USD	325	326,608
7.00%, 08/15/20	USD	200	207,599
11.50%, 11/15/21	USD	125	143,782
Sprint Corp.
7.13%, 06/15/24	USD	350	350,766
7.25%, 09/15/21	USD	400	419,000

46	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® US & Intl High Yield Corp Bond ETF (Percentages shown are based on Net Assets)

Security		Par (000)	Value

United States (continued)
7.63%, 02/15/25 (Call 11/15/24)(c)	USD	250	$252,500
7.63%, 03/01/26 (Call 11/01/25)	USD	225	225,000
7.88%, 09/15/23	USD	650	676,271
SS&C Technologies Inc., 5.50%, 09/30/27 (Call 03/30/22)(a)	USD	275	281,531
Standard Industries Inc./NJ
4.75%, 01/15/28 (Call 01/15/23)(a)	USD	125	119,531
5.00%, 02/15/27 (Call 02/15/22)(a)	USD	75	73,998
5.38%, 11/15/24 (Call 11/15/19)(a)	USD	250	255,328
5.50%, 02/15/23 (Call 05/31/19)(a)	USD	100	101,875
6.00%, 10/15/25 (Call 10/15/20)(a)	USD	125	130,495
Staples Inc.
7.50%, 04/15/26 (Call 04/15/22)(a)	USD	300	300,187
10.75%, 04/15/27 (Call 04/15/22)(a)	USD	160	163,400
Star Merger Sub Inc.
6.88%, 08/15/26 (Call 02/15/22)(a)	USD	100	103,833
10.25%, 02/15/27 (Call 02/15/22)(a)	USD	105	109,856
Starwood Property Trust Inc.
3.63%, 02/01/21 (Call 11/01/20)	USD	75	74,779
4.75%, 03/15/25 (Call 09/15/24)	USD	75	75,188
5.00%, 12/15/21 (Call 09/15/21)	USD	150	153,615
Steel Dynamics Inc.
5.00%, 12/15/26 (Call 12/15/21)	USD	50	51,629
5.13%, 10/01/21 (Call 05/31/19)	USD	50	50,341
5.25%, 04/15/23 (Call 05/31/19)	USD	50	50,841
5.50%, 10/01/24 (Call 10/01/19)	USD	75	77,515
Suburban Propane Partners LP/Suburban Energy Finance Corp., 5.50%, 06/01/24 (Call 06/01/19)	USD	75	74,627
Summit Materials LLC/Summit Materials Finance Corp., 6.13%, 07/15/23 (Call 05/16/19)	USD	100	102,080
Sunoco LP/Sunoco Finance Corp.
4.88%, 01/15/23 (Call 01/15/20)	USD	175	177,844
5.50%, 02/15/26 (Call 02/15/21)	USD	100	101,721
6.00%, 04/15/27 (Call 04/15/22)(a)	USD	80	82,942
Series WI, 5.88%, 03/15/28 (Call 03/15/23)	USD	60	61,500
Symantec Corp.
3.95%, 06/15/22 (Call 03/15/22)	USD	75	75,521
4.20%, 09/15/20	USD	125	126,406
5.00%, 04/15/25 (Call 04/15/20)(a)	USD	150	152,609
Talen Energy Supply LLC
6.50%, 06/01/25 (Call 06/01/20)	USD	100	87,750
10.50%, 01/15/26 (Call 01/15/22)(a)	USD	75	78,227
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.
4.75%, 10/01/23 (Call 10/01/20)(a)	USD	75	75,962
5.50%, 09/15/24 (Call 09/15/19)(a)(c)	USD	100	103,388
5.50%, 01/15/28 (Call 01/15/23)(a)	USD	150	152,812
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.25%, 11/15/23 (Call 05/31/19)	USD	100	100,065
5.00%, 01/15/28 (Call 01/15/23)	USD	100	98,121
5.13%, 02/01/25 (Call 02/01/20)	USD	50	51,123
5.25%, 05/01/23 (Call 05/31/19)	USD	75	76,195
5.38%, 02/01/27 (Call 02/01/22)	USD	100	101,846
5.88%, 04/15/26 (Call 04/15/21)	USD	200	210,937
6.50%, 07/15/27 (Call 07/15/22)(a)	USD	125	133,750
6.75%, 03/15/24 (Call 09/15/19)	USD	75	78,393
6.88%, 01/15/29 (Call 01/15/24)(a)	USD	100	108,288
Taylor Morrison Communities Inc., 6.63%, 05/15/22 (Call 05/31/19)	USD	100	103,337

Security		Par (000)	Value

United States (continued)
Taylor Morrison Communities Inc./Taylor Morrison Holdings II Inc., 5.25%, 04/15/21 (Call 05/31/19)(a)	USD	100	$100,262
TEGNA Inc.
5.13%, 07/15/20 (Call 05/31/19)	USD	75	75,469
6.38%, 10/15/23 (Call 05/31/19)(c)	USD	100	103,471
Teleflex Inc.
4.63%, 11/15/27 (Call 11/15/22)	USD	100	99,625
4.88%, 06/01/26 (Call 06/01/21)	USD	50	50,970
Tempur Sealy International Inc.
5.50%, 06/15/26 (Call 06/15/21)	USD	75	74,543
5.63%, 10/15/23 (Call 05/31/19)	USD	75	75,875
Tenet Healthcare Corp.
4.38%, 10/01/21	USD	150	151,696
4.50%, 04/01/21	USD	125	126,719
4.63%, 07/15/24 (Call 07/15/20)	USD	300	300,840
5.13%, 05/01/25 (Call 05/01/20)	USD	200	201,250
6.00%, 10/01/20	USD	325	335,969
6.25%, 02/01/27 (Call 02/01/22)(a)	USD	210	218,925
6.75%, 06/15/23(c)	USD	350	357,031
7.00%, 08/01/25 (Call 08/01/20)(c)	USD	75	75,865
8.13%, 04/01/22	USD	350	374,311
Tenneco Inc., 4.88%, 04/15/22 (Call 05/30/19)(b)	EUR	175	200,984
TerraForm Power Operating LLC
4.25%, 01/31/23 (Call 10/31/22)(a)	USD	100	98,813
5.00%, 01/31/28 (Call 07/31/27)(a)	USD	75	73,969
Tesla Inc., 5.30%, 08/15/25 (Call 08/15/20)(a)(c)	USD	275	235,125
T-Mobile USA Inc.
4.00%, 04/15/22 (Call 03/16/22)	USD	75	76,036
4.50%, 02/01/26 (Call 02/01/21)	USD	125	125,828
4.75%, 02/01/28 (Call 02/01/23)	USD	250	251,465
5.13%, 04/15/25 (Call 04/15/20)	USD	75	77,145
5.38%, 04/15/27 (Call 04/15/22)	USD	75	78,641
6.00%, 03/01/23 (Call 05/13/19)	USD	175	180,031
6.00%, 04/15/24 (Call 05/13/19)	USD	225	234,761
6.38%, 03/01/25 (Call 09/01/19)	USD	325	337,870
6.50%, 01/15/26 (Call 01/15/21)	USD	325	347,652
Toll Brothers Finance Corp.
4.35%, 02/15/28 (Call 11/15/27)	USD	50	47,829
4.38%, 04/15/23 (Call 01/15/23)	USD	50	50,931
4.88%, 03/15/27 (Call 12/15/26)	USD	60	60,156
5.88%, 02/15/22 (Call 11/15/21)	USD	50	52,938
TransDigm Inc.
6.00%, 07/15/22 (Call 05/31/19)	USD	150	152,250
6.25%, 03/15/26 (Call 03/15/22)(a)	USD	625	650,781
6.38%, 06/15/26 (Call 06/15/21)	USD	200	200,519
6.50%, 07/15/24 (Call 07/15/19)	USD	200	202,729
6.50%, 05/15/25 (Call 05/15/20)	USD	150	151,500
7.50%, 03/15/27 (Call 03/15/22)(a)	USD	75	77,344
Transocean Guardian Ltd., 5.88%, 01/15/24 (Call 07/15/21)(a)	USD	71	72,836
Transocean Inc.
7.25%, 11/01/25 (Call 11/01/21)(a)	USD	100	99,000
9.00%, 07/15/23 (Call 07/15/20)(a)	USD	200	214,000
Transocean Phoenix 2 Ltd., 7.75%, 10/15/24 (Call 10/15/20)(a)	USD	37	39,703
Transocean Pontus Ltd., 6.13%, 08/01/25 (Call 08/01/21)(a)	USD	71	73,001
Transocean Poseidon Ltd., 6.88%, 02/01/27 (Call 02/01/22)(a)(c)	USD	80	85,200

S C H E D U L E O F I N V E S T M E N T S	47

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® US & Intl High Yield Corp Bond ETF (Percentages shown are based on Net Assets)

Security		Par (000)	Value

United States (continued)
Transocean Proteus Ltd., 6.25%, 12/01/24 (Call 12/01/20)(a)(c)	USD	100	$103,071
TRI Pointe Group Inc./TRI Pointe Homes Inc., 5.88%, 06/15/24	USD	50	50,691
Tribune Media Co., 5.88%, 07/15/22 (Call 05/13/19)	USD	150	152,662
Triumph Group Inc., 7.75%, 08/15/25 (Call 08/15/20)(c)	USD	67	67,000
Tronox Finance PLC, 5.75%, 10/01/25 (Call 10/01/20)(a)(c)	USD	75	73,235
Tronox Inc., 6.50%, 04/15/26 (Call 04/15/21)(a)	USD	125	125,784
U.S. Steel Corp.
6.25%, 03/15/26 (Call 03/15/21)	USD	100	89,750
6.88%, 08/15/25 (Call 08/15/20)(c)	USD	100	93,893
United Continental Holdings Inc., 4.25%, 10/01/22	USD	50	50,475
United Rentals North America Inc.
4.63%, 07/15/23 (Call 05/31/19)	USD	175	178,062
4.63%, 10/15/25 (Call 10/15/20)	USD	130	129,025
4.88%, 01/15/28 (Call 01/15/23)	USD	275	272,937
5.25%, 01/15/30 (Call 01/15/25)	USD	50	50,250
5.50%, 07/15/25 (Call 07/15/20)	USD	100	103,363
5.50%, 05/15/27 (Call 05/15/22)(c)	USD	125	128,750
5.75%, 11/15/24 (Call 05/26/19)(c)	USD	125	128,656
5.88%, 09/15/26 (Call 09/15/21)	USD	125	130,625
6.50%, 12/15/26 (Call 12/15/21)	USD	200	214,177
Uniti Group LP/Uniti Fiber Holdings Inc./CSL Capital LLC,
7.13%, 12/15/24 (Call 12/15/19)(a)	USD	75	67,500
Uniti Group LP/Uniti Group Finance Inc./CSL Capital LLC
6.00%, 04/15/23 (Call 05/31/19)(a)	USD	100	96,188
8.25%, 10/15/23 (Call 05/31/19)	USD	175	162,859
Univision Communications Inc.
5.13%, 05/15/23 (Call 05/31/19)(a)	USD	200	192,528
5.13%, 02/15/25 (Call 02/15/20)(a)	USD	200	187,819
USA Compression Partners LP/USA Compression Finance Corp.
6.88%, 04/01/26 (Call 04/01/21)	USD	100	105,188
6.88%, 09/01/27 (Call 09/01/22)(a)	USD	105	110,513
Vantiv LLC/Vanity Issuer Corp., 3.88%, 11/15/25 (Call 11/15/20)(b)	GBP	100	135,749
Vector Group Ltd., 6.13%, 02/01/25 (Call 02/01/20)(a)	USD	125	111,879
VeriSign Inc.
4.63%, 05/01/23 (Call 05/31/19)	USD	100	101,725
4.75%, 07/15/27 (Call 07/15/22)	USD	125	127,429
5.25%, 04/01/25 (Call 01/01/25)	USD	75	79,607
Veritas U.S. Inc./Veritas Bermuda Ltd., 10.50%, 02/01/24 (Call 05/13/19)(a)(c)	USD	200	182,250
Verscend Escrow Corp., 9.75%, 08/15/26 (Call 08/15/21)(a)(c)	USD	250	266,484
Vertiv Group Corp., 9.25%, 10/15/24 (Call 10/15/19)(a)(c)	USD	125	122,188
Viacom Inc.
5.88%, 02/28/57 (Call 02/28/22)(c)(d)	USD	100	100,875
6.25%, 02/28/57 (Call 02/28/27)(d)	USD	100	102,760
ViaSat Inc.
5.63%, 09/15/25 (Call 09/15/20)(a)	USD	70	69,339
5.63%, 04/15/27 (Call 04/15/22)(a)	USD	105	107,571
Viking Cruises Ltd., 5.88%, 09/15/27 (Call 09/15/22)(a)	USD	125	124,430
Vistra Energy Corp.
5.88%, 06/01/23 (Call 05/31/19)	USD	75	76,554
7.63%, 11/01/24 (Call 11/01/19)	USD	150	158,293
Vistra Operations Co. LLC
5.50%, 09/01/26 (Call 09/01/21)(a)(c)	USD	175	180,250
5.63%, 02/15/27 (Call 02/15/22)(a)	USD	200	205,687
VOC Escrow Ltd., 5.00%, 02/15/28 (Call 02/15/23)(a)	USD	100	99,306

Security		Par/ Shares (000)	Value

United States (continued)
Voya Financial Inc., 5.65%, 05/15/53 (Call 05/15/23)(d)	USD	100	$100,375
Weatherford International LLC, 9.88%, 03/01/25 (Call 12/01/24)(c)	USD	75	52,406
Weatherford International Ltd.
4.50%, 04/15/22 (Call 01/15/22)(c)	USD	125	86,920
7.75%, 06/15/21 (Call 05/15/21)(c)	USD	100	88,000
8.25%, 06/15/23 (Call 03/15/23)	USD	100	70,039
WellCare Health Plans Inc.
5.25%, 04/01/25 (Call 04/01/20)	USD	150	154,740
5.38%, 08/15/26 (Call 08/15/21)(a)	USD	110	114,996
West Corp., 8.50%, 10/15/25 (Call 10/15/20)(a)(c)	USD	175	154,219
Western Digital Corp., 4.75%, 02/15/26 (Call 11/15/25)(c)	USD	350	337,750
Whiting Petroleum Corp.
5.75%, 03/15/21 (Call 12/15/20)	USD	125	128,087
6.25%, 04/01/23 (Call 01/01/23)(c)	USD	50	51,217
6.63%, 01/15/26 (Call 10/15/25)(c)	USD	175	174,618
William Lyon Homes Inc., 5.88%, 01/31/25 (Call 01/31/20)	USD	100	97,000
WMG Acquisition Corp., 4.13%, 11/01/24 (Call 11/01/19)(b)	EUR	90	105,409
WPX Energy Inc.
5.25%, 09/15/24 (Call 06/15/24)	USD	75	77,438
5.75%, 06/01/26 (Call 06/01/21)	USD	75	77,603
6.00%, 01/15/22 (Call 10/15/21)	USD	50	52,065
8.25%, 08/01/23 (Call 06/01/23)	USD	75	85,738
WR Grace & Co.-Conn, 5.13%, 10/01/21(a)	USD	100	103,500
Wyndham Destinations Inc.
3.90%, 03/01/23 (Call 12/01/22)	USD	38	37,507
4.25%, 03/01/22 (Call 12/01/21)	USD	106	106,209
5.75%, 04/01/27 (Call 01/01/27)	USD	50	50,379
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
4.25%, 05/30/23 (Call 02/28/23)(a)	USD	75	74,450
5.25%, 05/15/27 (Call 02/15/27)(a)	USD	125	121,875
5.50%, 03/01/25 (Call 12/01/24)(a)	USD	275	277,750
Xerox Corp.
4.13%, 03/15/23 (Call 02/15/23)	USD	150	149,625
4.50%, 05/15/21	USD	150	152,088
XPO Logistics Inc.
6.13%, 09/01/23 (Call 09/01/19)(a)(c)	USD	125	127,627
6.50%, 06/15/22 (Call 05/31/19)(a)	USD	175	178,719
6.75%, 08/15/24 (Call 08/15/21)(a)(c)	USD	125	129,297
Zayo Group LLC/Zayo Capital Inc.
5.75%, 01/15/27 (Call 01/15/22)(a)	USD	300	304,500
6.00%, 04/01/23 (Call 05/31/19)	USD	200	203,409
6.38%, 05/15/25 (Call 05/15/20)	USD	125	127,445

			114,917,866

Total Corporate Bonds & Notes — 97.3% (Cost: $174,396,028)			171,493,346

Short-Term Investments

Money Market Funds — 15.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.59%(h)(i)(j)		24,585	24,595,126

48	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® US & Intl High Yield Corp Bond ETF (Percentages shown are based on Net Assets)

Security	Shares (000)	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.37%(h)(i)	2,276	$2,276,169

		26,871,295

Total Short-Term Investments — 15.2% (Cost: $26,862,208)		26,871,295

Total Investments in Securities — 112.5% (Cost: $201,258,236)		198,364,641

Other Assets, Less Liabilities — (12.5)%		(22,057,947)

Net Assets — 100.0%		$176,306,694

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(c)	All or a portion of this security is on loan.

(d)	Security is issued at a fixed coupon rate, which converts to a variable rate at a specified date.
(e)	Issuer filed for bankruptcy and/or is in default.
(f)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(g)	Perpetual security with no stated maturity date.
(h)	Affiliate of the Fund.
(i)	Annualized 7-day yield as of period-end.
(j)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended April 30, 2019, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 10/31/18 (000)	Net Activity (000)	Shares Held at 04/30/19 (000)	Value at 04/30/19	Income		Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	38,617	(14,032)	24,585	$24,595,126	$81,792	(b)	$126		$3,997
BlackRock Cash Funds: Treasury, SL Agency Shares	2,804	(528)	2,276	2,276,169	14,857		—		—

				$26,871,295	$96,649		$126		$3,997

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate Bonds & Notes	$—	$171,493,346	$—	$171,493,346
Money Market Funds	26,871,295	—	—	26,871,295

	$26,871,295	$171,493,346	$—	$198,364,641

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	49

Statements of Assets and Liabilities (unaudited)

April 30, 2019

	iShares Emerging Markets High Yield Bond ETF	iShares International High Yield Bond ETF	iShares J.P. Morgan EM Corporate Bond ETF	iShares J.P. Morgan EM Local Currency Bond ETF

ASSETS
Investments in securities, at value (including securities on loan)(a):
Unaffiliated(b)	$317,255,673	$49,074,810	$102,490,907	$647,582,490
Affiliated(c)	2,493,613	4,688	8,792,979	2,318,672
Cash	—	—	6,469	—
Foreign currency, at value(d)	—	840,075	—	3,766,530
Receivables:
Investments sold	7,225,616	404,287	2,636,896	1,267,099
Securities lending income — Affiliated	—	—	2,927	—
Capital shares sold	387,394	—	1,172,567	3,693,768
Dividends	5,360	11	1,970	19,408
Interest	4,777,091	640,558	1,229,088	12,622,746

Total assets	332,144,747	50,964,429	116,333,803	671,270,713

LIABILITIES
Collateral on securities loaned, at value	—	—	7,887,320	—
Deferred foreign capital gain tax	—	—	—	39,949
Payables:
Investments purchased	7,983,099	713,605	4,026,341	8,439,850
Investment advisory fees	134,661	16,512	41,375	152,776

Total liabilities	8,117,760	730,117	11,955,036	8,632,575

NET ASSETS	$324,026,987	$50,234,312	$104,378,767	$662,638,138

NET ASSETS CONSIST OF:
Paid-in capital	$384,908,820	$58,823,532	$104,835,193	$724,063,968
Accumulated loss	(60,881,833)	(8,589,220)	(456,426)	(61,425,830)

NET ASSETS	$324,026,987	$50,234,312	$104,378,767	$662,638,138

Shares outstanding	7,000,000	1,000,000	2,100,000	15,200,000

Net asset value	$46.29	$50.23	$49.70	$43.59

Shares authorized	500 million	500 million	500 million	500 million

Par value	$0.001	$0.001	$0.001	$0.001

(a) Securities loaned, at value	$—	$—	$7,626,572	$—
(b) Investments, at cost — Unaffiliated	$334,881,653	$52,649,622	$102,648,998	$687,818,352
(c) Investments, at cost — Affiliated	$2,493,613	$4,688	$8,791,188	$2,318,672
(d) Foreign currency, at cost	$—	$846,027	$—	$3,818,544

See notes to financial statements.

50	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Assets and Liabilities (unaudited) (continued)

April 30, 2019

iShares US & Intl High Yield Corp Bond ETF

ASSETS
Investments in securities, at value (including securities on loan)(a):
Unaffiliated(b)	$171,493,346
Affiliated(c)	26,871,295
Cash	5,303
Foreign currency, at value(d)	674,257
Receivables:
Investments sold	1,670,394
Securities lending income — Affiliated	10,985
Dividends	5,161
Interest	2,523,980

Total assets	203,254,721

LIABILITIES
Collateral on securities loaned, at value	24,587,222
Payables:
Investments purchased	2,304,407
Investment advisory fees	56,398

Total liabilities	26,948,027

NET ASSETS	$176,306,694

NET ASSETS CONSIST OF:
Paid-in capital	$185,541,437
Accumulated loss	(9,234,743)

NET ASSETS	$176,306,694

Shares outstanding	3,600,000

Net asset value	$48.97

Shares authorized	500 million

Par value	$0.001

(a) Securities loaned, at value	$23,661,507
(b) Investments, at cost — Unaffiliated	$174,396,028
(c) Investments, at cost — Affiliated	$26,862,208
(d) Foreign currency, at cost	$680,190

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	51

Statements of Operations (unaudited)

Six Months Ended April 30, 2019

	iShares Emerging Markets High Yield Bond ETF	iShares International High Yield Bond ETF	iShares J.P. Morgan EM Corporate Bond ETF	iShares J.P. Morgan EM Local Currency Bond ETF

INVESTMENT INCOME
Dividends — Affiliated	$26,720	$561	$8,297	$37,062
Interest — Unaffiliated	9,895,063	928,038	2,076,920	17,527,739
Securities lending income — Affiliated — net	—	—	20,963	—
Other income — Unaffiliated	37,386	915	3,200	—
Foreign taxes withheld	(166)	—	—	(111,105)
Other foreign taxes	—	—	—	(372)

Total investment income	9,959,003	929,514	2,109,380	17,453,324

EXPENSES
Investment advisory fees	785,520	105,114	204,493	722,394

Total expenses	785,520	105,114	204,493	722,394

Net investment income	9,173,483	824,400	1,904,887	16,730,930

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated(a)	(2,595,238)	(874,351)	(281,619)	(10,941,529)
Investments — Affiliated	—	—	15	—
In-kind redemptions — Unaffiliated	(13,503,467)	(1,228,856)	—	(119,773)
Foreign currency transactions	—	(47,676)	—	(208,978)

Net realized loss	(16,098,705)	(2,150,883)	(281,604)	(11,270,280)

Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated(b)	24,278,819	2,371,650	3,787,005	6,300,344
Investments — Affiliated	—	—	1,277	—
Foreign currency translations	—	39,433	—	(161,238)

Net change in unrealized appreciation (depreciation)	24,278,819	2,411,083	3,788,282	6,139,106

Net realized and unrealized gain (loss)	8,180,114	260,200	3,506,678	(5,131,174)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$17,353,597	$1,084,600	$5,411,565	$11,599,756

(a) Net of foreign capital gain tax of	$—	$—	$—	$4,353
(b) Net of deferred foreign capital gain tax of	$—	$—	$—	$37,284

See notes to financial statements.

52	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Operations (unaudited) (continued)

Six Months Ended April 30, 2019

iShares US & Intl High Yield Corp Bond ETF

INVESTMENT INCOME
Dividends — Affiliated	$14,857
Interest — Unaffiliated	4,649,385
Securities lending income — Affiliated — net	81,792
Other income — Unaffiliated	2,463

Total investment income	4,748,497

EXPENSES
Investment advisory fees	341,170

Total expenses	341,170

Net investment income	4,407,327

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated	(412,059)
Investments — Affiliated	126
In-kind redemptions — Unaffiliated	(3,298,460)
Foreign currency transactions	(34,828)

Net realized loss	(3,745,221)

Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated	6,031,527
Investments — Affiliated	3,997
Foreign currency translations	25,927

Net change in unrealized appreciation (depreciation)	6,061,451

Net realized and unrealized gain	2,316,230

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$6,723,557

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	53

Statements of Changes in Net Assets

	iShares Emerging Markets High Yield Bond ETF		iShares International High Yield Bond ETF
	Six Months Ended 04/30/19 (unaudited)	Year Ended 10/31/18	Six Months Ended 04/30/19 (unaudited)	Year Ended 10/31/18

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$9,173,483	$28,721,946	$824,400	$2,770,717
Net realized loss	(16,098,705)	(15,349,658)	(2,150,883)	(1,464,166)
Net change in unrealized appreciation (depreciation)	24,278,819	(47,772,345)	2,411,083	(6,024,377)

Net increase (decrease) in net assets resulting from operations	17,353,597	(34,400,057)	1,084,600	(4,717,826)

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(13,584,633)	(27,754,319)	(1,938,517)	—

CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived from capital share transactions	(78,283,442)	(164,171,431)	(14,769,536)	(19,584,391)

NET ASSETS
Total decrease in net assets	(74,514,478)	(226,325,807)	(15,623,453)	(24,302,217)
Beginning of period	398,541,465	624,867,272	65,857,765	90,159,982

End of period	$324,026,987	$398,541,465	$50,234,312	$65,857,765

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

54	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets (continued)

	iShares J.P. Morgan EM Corporate Bond ETF		iShares J.P. Morgan EM Local Currency Bond ETF
	Six Months Ended 04/30/19 (unaudited)	Year Ended 10/31/18	Six Months Ended 04/30/19 (unaudited)	Year Ended 10/31/18

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$1,904,887	$3,660,887	$16,730,930	$23,465,098
Net realized loss	(281,604)	(1,093,675)	(11,270,280)	(22,455,298)
Net change in unrealized appreciation (depreciation)	3,788,282	(5,355,536)	6,139,106	(39,280,027)

Net increase (decrease) in net assets resulting from operations	5,411,565	(2,788,324)	11,599,756	(38,270,227)

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(1,885,906)	(3,577,391)	(14,295,840)	—

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	29,337,745	(9,387,512)	241,602,160	152,785,390

NET ASSETS
Total increase (decrease) in net assets	32,863,404	(15,753,227)	238,906,076	114,515,163
Beginning of period	71,515,363	87,268,590	423,732,062	309,216,899

End of period	$104,378,767	$71,515,363	$662,638,138	$423,732,062

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	55

Statements of Changes in Net Assets (continued)

	iShares US & Intl High Yield Corp Bond ETF
	Six Months Ended 04/30/19 (unaudited)	Year Ended 10/31/18

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$4,407,327	$10,899,570
Net realized gain (loss)	(3,745,221)	1,032,242
Net change in unrealized appreciation (depreciation)	6,061,451	(13,646,920)

Net increase (decrease) in net assets resulting from operations	6,723,557	(1,715,108)

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(5,692,068)	(11,429,826)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(36,077,886)	10,395,402

NET ASSETS
Total decrease in net assets	(35,046,397)	(2,749,532)
Beginning of period	211,353,091	214,102,623

End of period	$176,306,694	$211,353,091

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

56	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights

(For a share outstanding throughout each period)

	iShares Emerging Markets High Yield Bond ETF
	Six Months Ended 04/30/19 (unaudited)		Year Ended 10/31/18		Year Ended 10/31/17	Year Ended 10/31/16	Year Ended 10/31/15	Year Ended 10/31/14

Net asset value, beginning of period	$45.29		$50.60		$49.97	$46.82	$51.03	$50.90

Net investment income(a)	1.32		2.44		2.87	3.03	2.99	2.93
Net realized and unrealized gain (loss)(b)	1.65		(5.40)		0.77	3.25	(4.11)	0.15

Net increase (decrease) from investment operations	2.97		(2.96)		3.64	6.28	(1.12)	3.08

Distributions(c)
From net investment income	(1.97)		(2.35)		(3.01)	(3.13)	(3.09)	(2.95)

Total distributions	(1.97)		(2.35)		(3.01)	(3.13)	(3.09)	(2.95)

Net asset value, end of period	$46.29		$45.29		$50.60	$49.97	$46.82	$51.03

Total Return
Based on net asset value	6.75	%(d)	(5.96	)%(e)	7.60%	14.02%	(2.13)%	6.24%

Ratios to Average Net Assets
Total expenses	0.50	%(f)	0.50%		0.50%	0.50%	0.55%	0.65%

Net investment income	5.84	%(f)	5.11%		5.73%	6.35%	6.29%	5.78%

Supplemental Data
Net assets, end of period (000)	$324,027		$398,541		$624,867	$107,431	$159,199	$199,005

Portfolio turnover rate(g)	14	%(d)	19%		25%	29%	39%	24%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Not annualized.
(e)	Includes payment received from an affiliate, which had no impact on the Fund’s total return.
(f)	Annualized.
(g)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	57

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares International High Yield Bond ETF
	Six Months Ended 04/30/19 (unaudited)		Year Ended 10/31/18	Year Ended 10/31/17	Year Ended 10/31/16	Year Ended 10/31/15	Year Ended 10/31/14

Net asset value, beginning of period	$50.66		$53.04	$46.91	$46.44	$52.90	$56.84

Net investment income(a)	0.77		1.54	1.77	1.82	1.84	2.43
Net realized and unrealized gain (loss)(b)	0.74		(3.92)	4.85	(0.47)	(6.57)	(3.55)

Net increase (decrease) from investment operations	1.51		(2.38)	6.62	1.35	(4.73)	(1.12)

Distributions(c)
From net investment income	(1.94)		—	(0.40)	(0.26)	(0.05)	(2.82)
From net realized gain	—		—	—	—	(0.02)	—
Return of capital	—		—	(0.09)	(0.62)	(1.66)	—

Total distributions	(1.94)		—	(0.49)	(0.88)	(1.73)	(2.82)

Net asset value, end of period	$50.23		$50.66	$53.04	$46.91	$46.44	$52.90

Total Return
Based on net asset value	3.17	%(d)	(4.49)%	14.21%	2.95%	(9.02)%	(2.20)%

Ratios to Average Net Assets
Total expenses	0.40	%(e)	0.40%	0.40%	0.51%	0.55%	0.55%

Total expenses after fees waived	0.40	%(e)	0.40%	0.40%	0.40%	0.40%	0.40%

Net investment income	3.14	%(e)	2.87%	3.62%	3.93%	3.85%	4.25%

Supplemental Data
Net assets, end of period (000)	$50,234		$65,858	$90,160	$154,796	$185,756	$142,827

Portfolio turnover rate(f)	13	%(d)	31%	49%	24%	28%	25%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

58	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares J.P. Morgan EM Corporate Bond ETF
	Six Months Ended 04/30/19 (unaudited)		Year Ended 10/31/18	Year Ended 10/31/17	Year Ended 10/31/16	Year Ended 10/31/15	Year Ended 10/31/14

Net asset value, beginning of period	$47.68		$51.33	$50.40	$48.21	$51.18	$50.48

Net investment income(a)	1.12		2.16	2.10	2.19	2.19	2.01
Net realized and unrealized gain (loss)(b)	2.05		(3.70)	0.90	2.18	(3.02)	0.75

Net increase (decrease) from investment operations	3.17		(1.54)	3.00	4.37	(0.83)	2.76

Distributions(c)
From net investment income	(1.15)		(2.11)	(2.07)	(2.18)	(2.14)	(2.06)

Total distributions	(1.15)		(2.11)	(2.07)	(2.18)	(2.14)	(2.06)

Net asset value, end of period	$49.70		$47.68	$51.33	$50.40	$48.21	$51.18

Total Return
Based on net asset value	6.77	%(d)	(3.09)%	6.14%	9.33%	(1.62)%	5.61%

Ratios to Average Net Assets
Total expenses	0.50	%(e)	0.50%	0.50%	0.50%	0.53%	0.60%

Net investment income	4.66	%(e)	4.37%	4.16%	4.51%	4.47%	3.99%

Supplemental Data
Net assets, end of period (000)	$104,379		$71,515	$87,269	$32,758	$28,929	$25,591

Portfolio turnover rate(f)	11	%(d)	16%	62%	22%	11%	20%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	59

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares J.P. Morgan EM Local Currency Bond ETF
	Six Months Ended 04/30/19 (unaudited)		Year Ended 10/31/18	Year Ended 10/31/17	Year Ended 10/31/16		Year Ended 10/31/15		Year Ended 10/31/14

Net asset value, beginning of period	$43.24		$46.85	$45.14	$41.31		$48.74		$50.66

Net investment income(a)	1.52		2.87	2.29	1.94		2.03		2.26
Net realized and unrealized gain (loss)(b)	0.32		(6.48)	(0.58)	1.89		(8.87)		(2.84)

Net increase (decrease) from investment operations	1.84		(3.61)	1.71	3.83		(6.84)		(0.58)

Distributions(c)
From net investment income	(1.49)		—	—	—		—		(1.31)
Return of capital	—		—	—	—		(0.59)		(0.03)

Total distributions	(1.49)		—	—	—		(0.59)		(1.34)

Net asset value, end of period	$43.59		$43.24	$46.85	$45.14		$41.31		$48.74

Total Return
Based on net asset value	4.37	%(d)	(7.71)%	3.79%	9.06	%(e)	(13.99	)%(e)	(1.14)%

Ratios to Average Net Assets
Total expenses	0.30	%(f)	0.42%	0.50%	0.50%		0.53%		0.60%

Total expenses after fees waived	0.30	%(f)	0.41%	0.50%	0.50%		0.50%		0.59%

Net investment income	6.95	%(f)	6.19%	5.04%	4.56%		4.63%		4.56%

Supplemental Data
Net assets, end of period (000)	$662,638		$423,732	$309,217	$451,410		$520,532		$584,857

Portfolio turnover rate(g)	14	%(d)	51%	97%	59%		46%		43%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Not annualized.
(e)

The total return disclosed is based on the net asset value (“NAV”) calculated daily for the creation and redemption of shares in the Fund, which may differ from the NAV calculated for financial reporting purposes. Based on the NAV calculated for financial reporting purposes, the total return for the years ended October 31, 2016 and October 31, 2015 were 9.27% and (14.16)%, respectively.

(f)	Annualized.
(g)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

60	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares US & Intl High Yield Corp Bond ETF
	Six Months Ended 04/30/19 (unaudited)		Year Ended 10/31/18	Year Ended 10/31/17	Year Ended 10/31/16	Year Ended 10/31/15	Year Ended 10/31/14

Net asset value, beginning of period	$48.03		$50.98	$48.77	$47.57	$52.00	$53.50

Net investment income(a)	1.22		2.46	2.45	2.55	2.56	2.84
Net realized and unrealized gain (loss)(b)	1.20		(2.80)	2.08	0.57	(4.76)	(1.28)

Net increase (decrease) from investment operations	2.42		(0.34)	4.53	3.12	(2.20)	1.56

Distributions(c)
From net investment income	(1.48)		(2.61)	(2.32)	(1.92)	(2.23)	(3.06)

Total distributions	(1.48)		(2.61)	(2.32)	(1.92)	(2.23)	(3.06)

Net asset value, end of period	$48.97		$48.03	$50.98	$48.77	$47.57	$52.00

Total Return
Based on net asset value	5.15	%(d)	(0.71)%	9.58%	6.82%	(4.32)%	2.91%

Ratios to Average Net Assets
Total expenses	0.40	%(e)	0.40%	0.40%	0.51%	0.55%	0.55%

Total expenses after fees waived	0.40	%(e)	0.40%	0.40%	0.40%	0.40%	0.40%

Net investment income	5.17	%(e)	4.95%	4.93%	5.44%	5.18%	5.31%

Supplemental Data
Net assets, end of period (000)	$176,307		$211,353	$214,103	$97,547	$118,931	$104,002

Portfolio turnover rate(f)	9	%(d)	20%	22%	24%	21%	21%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	61

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

iShares, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company is organized as a Maryland corporation and is authorized to have multiple series or portfolios.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
Emerging Markets High Yield Bond	Non-diversified
International High Yield Bond	Diversified
J.P. Morgan EM Corporate Bond	Diversified
J.P. Morgan EM Local Currency Bond	Non-diversified
US & Intl High Yield Corp Bond	Diversified

2.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by each Fund in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

Investment Transactions and Income Recognition: Investment transactions are accounted for on trade date. Realized gains and losses on investment transactions are determined using the specific identification method. Interest income, including amortization and accretion of premiums and discounts on debt securities, and payment-in-kind interest income, if any, are recognized daily on the accrual basis. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source.

Foreign Currency Translation: The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in non-U.S. currencies are translated to U.S. dollars using prevailing market rates as quoted by one or more data service providers. Purchases and sales of investments, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments. Such fluctuations are reflected by the Funds as a component of net realized and unrealized gain (loss) from investments for financial reporting purposes. Each Fund reports realized currency gain (loss) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.

Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its statement of operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of April 30, 2019, if any, are disclosed in the statement of assets and liabilities.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value per share.

Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

Recent Accounting Standards: In March 2017, the Financial Accounting Standards Board issued Accounting Standards Update “Premium Amortization on Purchase Callable Debt Securities” which amends the amortization period for certain purchased callable debt securities. Under the new guidance, premium amortization of purchased callable debt securities that have explicit, non-contingent call features and are callable at fixed prices will be amortized to the earliest call date. The guidance will be applied on a modified retrospective basis and is effective for fiscal years, and their interim periods, beginning after December 15, 2018. Management continues to evaluate the impact of this guidance to the Funds.

Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.

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Notes to Financial Statements (unaudited) (continued)

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. A fund determines the fair value of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Directors of the Company (the “Board”). The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Equity investments traded on a recognized securities exchange are valued at that day’s last traded price or official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•

Fixed-income investments are valued using the last available bid price or current market quotations provided by independent dealers or prices (including evaluated prices) supplied by approved independent third-party pricing services. Pricing services generally value fixed income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data, credit quality information, perceived market movements, news, and other relevant information and by other methods, which may include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; general market conditions; and/or other factors and assumptions.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).

If events (e.g., a company announcement, market volatility or a natural disaster) occur that are expected to materially affect the value of an investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with policies approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and the cost approach. Valuation techniques used under these approaches take into consideration inputs that include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other inputs, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets for identical assets or liabilities;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The fair value hierarchy for each Fund’s investments is included in its schedule of investments. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned

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Notes to Financial Statements (unaudited) (continued)

securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of April 30, 2019, any securities on loan were collateralized by cash and/or U.S. government obligations. Cash collateral received was invested in money market funds managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates and is disclosed in the schedules of investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan for each Fund, if any, are also disclosed in its schedule of investments. The market value of any securities on loan as of April 30, 2019 and the value of the related cash collateral are disclosed in the statements of assets and liabilities.

Securities lending transactions are entered into by a fund under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the fund can reinvest cash collateral received in connection with loaned securities.

The following table is a summary of the securities lending agreements by counterparty which are subject to offset under an MSLA as of April 30, 2019:

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received	(a)	Non-Cash Collateral Received	Net Amount
J.P. Morgan EM Corporate Bond
Barclays Bank PLC	$155,436	$155,436		$—	$—
Barclays Capital Inc.	924,404	924,404		—	—
Citadel Clearing LLC	191,525	191,525		—	—
Citigroup Global Markets Inc.	132,203	132,203		—	—
Credit Suisse Securities (USA) LLC	141,536	141,536		—	—
Jefferies LLC	1,609,132	1,609,132		—	—
JPMorgan Securities LLC	569,266	569,266		—	—
Merrill Lynch, Pierce, Fenner & Smith	1,410,465	1,410,465		—	—
Morgan Stanley & Co. LLC	654,253	654,253		—	—
Nomura Securities International Inc.	459,408	459,408		—	—
Wells Fargo Securities LLC	1,378,944	1,378,944		—	—

	$7,626,572	$7,626,572		$—	$—

US & Intl High Yield Corp Bond
Barclays Bank PLC	$268,627	$268,627		$—	$—
Barclays Capital Inc.	4,633,767	4,633,767		—	—
BMO Capital Markets	75,375	75,375		—	—
BNP Paribas Prime Brokerage International Ltd.	822,971	822,971		—	—
Citigroup Global Markets Inc.	2,131,719	2,131,719		—	—
Credit Suisse Securities (USA) LLC	928,817	928,817		—	—
Deutsche Bank Securities Inc.	294,954	294,954		—	—
Goldman Sachs & Co.	8,754,756	8,754,756		—	—
HSBC Securities (USA) Inc.	555,579	555,579		—	—
Jefferies LLC	100,024	100,024		—	—
JPMorgan Securities LLC	3,201,917	3,201,917		—	—
Merrill Lynch, Pierce, Fenner & Smith	548,648	548,648		—	—
Morgan Stanley & Co. LLC	430,549	430,549		—	—
State Street Bank and Trust	141,700	141,700		—	—
UBS AG	772,104	772,104		—	—

	$23,661,507	$23,661,507		$—	$—

(a)

Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s statement of assets and liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned if the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.

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Notes to Financial Statements (unaudited) (continued)

5.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Company, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent directors).

For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:

iShares ETF	Investment Advisory Fee
Emerging Markets High Yield Bond	0.50%
International High Yield Bond	0.40
J.P. Morgan EM Corporate Bond	0.50
J.P. Morgan EM Local Currency Bond	0.30
US & Intl High Yield Corp Bond	0.40

Prior to June 26, 2018, for its investment advisory services to the iShares J.P. Morgan EM Local Currency Bond ETF, BFA was entitled to an annual investment advisory fee of 0.50%, accrued daily and paid monthly by the Fund, based on the average daily net assets of the Fund.

Expense Waivers: The total of the investment advisory fee and any other fund expenses are a fund’s total annual operating expenses. Effective June 1, 2018, BFA contractually agreed to waive a portion of its investment advisory fee for the iShares J.P. Morgan EM Local Currency Bond ETF through May 30, 2023 such that the Fund’s total annual operating expenses after fee waiver will not exceed 0.30% of average daily net assets. The contractual waiver for the Fund was terminated effective June 26, 2018, pursuant to a written agreement between the Company and BFA and in conjunction with the permanent annual advisory fee reduction for the Fund from 0.50% to 0.30%.

Sub-Adviser: BFA has entered into a sub-advisory agreement with BlackRock International Limited (the “Sub-Adviser”), an affiliate of BFA, under which BFA pays the Sub-Adviser for services it provides to the iShares International High Yield Bond ETF, iShares J.P. Morgan EM Local Currency Bond ETF and iShares US & Intl High Yield Corp Bond ETF.

Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, or its affiliates, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04% (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities. Each Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees. Prior to January 1, 2019, the Fund retained 80% of securities lending income (which excludes collateral investment fees) and the amount retained was not less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in a given calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees. Prior to January 1, 2019, the Fund was subject to the same terms under the previous securities lending fee arrangement.

The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its statement of operations. For the six months ended April 30, 2019, the Funds paid BTC the following amounts for securities lending agent services:

iShares ETF	Fees Paid to BTC
J.P. Morgan EM Corporate Bond	$5,358
US & Intl High Yield Corp Bond	22,311

Officers and Directors: Certain officers and/or directors of the Company are officers and/or directors of BlackRock or its affiliates.

Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

N O T E S T O F I N A N C I A L S T A T E M E N T S	65

Notes to Financial Statements (unaudited) (continued)

For the six months ended April 30, 2019, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales
Emerging Markets High Yield Bond	$1,730,587	$141,873

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the statement of operations.

A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.

6.	PURCHASES AND SALES

For the six months ended April 30, 2019, purchases and sales of investments, including TBA rolls and excluding in-kind transactions and short-term investments, were as follows:

iShares ETF	Purchases	Sales
Emerging Markets High Yield Bond	$42,708,330	$47,783,657
International High Yield Bond	6,747,729	7,740,524
J.P. Morgan EM Corporate Bond	9,361,708	9,657,157
J.P. Morgan EM Local Currency Bond	292,547,845	67,503,329
US & Intl High Yield Corp Bond	16,044,570	17,222,576

For the six months ended April 30, 2019, in-kind transactions were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
Emerging Markets High Yield Bond	$67,579,230	$143,520,917
International High Yield Bond	—	14,337,439
J.P. Morgan EM Corporate Bond	28,628,254	—
J.P. Morgan EM Local Currency Bond	42,379,087	32,785,287
US & Intl High Yield Corp Bond	26,830,339	62,252,518

7.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Company’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

Management has analyzed tax laws and regulations and their application to the Funds as of April 30, 2019, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

As of October 31, 2018, the Funds had capital loss carryforwards, with no expiration dates, available to offset future realized capital gains as follows:

iShares ETF	Non-Expiring
Emerging Markets High Yield Bond	$24,416,137
International High Yield Bond	3,667,432
J.P. Morgan EM Corporate Bond	327,184
J.P. Morgan EM Local Currency Bond	11,278,388
US & Intl High Yield Corp Bond	3,076,912

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Notes to Financial Statements (unaudited) (continued)

As of April 30, 2019, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Emerging Markets High Yield Bond	$338,256,962	$3,190,375	$(21,698,051)	$(18,507,676)
International High Yield Bond	52,660,578	347,324	(3,928,404)	(3,581,080)
J.P. Morgan EM Corporate Bond	111,472,156	1,614,698	(1,802,968)	(188,270)
J.P. Morgan EM Local Currency Bond	703,464,862	4,184,685	(57,748,385)	(53,563,700)
US & Intl High Yield Corp Bond	201,295,946	2,140,747	(5,072,052)	(2,931,305)

8.	PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

Market Risk: Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss a fund may suffer through holding market positions in the face of market movements. A fund is exposed to market risk by its investment in equity, fixed income and/or financial derivative instruments or by its investment in underlying funds. The fair value of securities held by a fund may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. The extent of a fund’s exposure to market risk is the market value of the investments held as shown in the fund’s schedule of investments.

Investing in the securities of non-U.S. issuers involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: differences in accounting, auditing and financial reporting standards; more substantial governmental involvement in the economy; higher inflation rates, greater social, economic and political uncertainties; possible nationalization or expropriation of assets; less availability of public information about issuers; imposition of withholding or other taxes; higher transaction and custody costs and delays in settlement procedures; and lower level of regulation of the securities markets and issuers. Non-U.S. securities may be less liquid, more difficult to value, and have greater price volatility due to exchange rate fluctuations. These and other risks are heightened for investments in issuers from countries with less developed capital markets.

Changes in market interest rates or economic conditions may affect the value and/or liquidity of fixed income investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. Securities with longer durations tend to be more sensitive to interest rate changes, usually making their price more volatile than those of securities with shorter durations. Given the environment of historically low interest rates, a fund may be subject to a greater risk of price losses if interest rates rise.

Credit Risk: Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose a fund to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of a fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

High yield securities that are rated below investment-grade (commonly referred to as “junk bonds”) or are unrated may be deemed speculative, involve greater levels of risk than higher-rated securities of similar maturity and are more likely to default. High yield securities may be issued by less creditworthy issuers, and issuers of high yield securities may be unable to meet their interest or principal payment obligations. High yield securities are subject to extreme price fluctuations, may be less liquid than higher rated fixed-income securities, even under normal economic conditions, and frequently have redemption features.

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

9.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.

N O T E S T O F I N A N C I A L S T A T E M E N T S	67

Notes to Financial Statements (unaudited) (continued)

Transactions in capital shares were as follows:

	Six Months Ended 04/30/19		Year Ended 10/31/18

iShares ETF	Shares	Amount	Shares	Amount

Emerging Markets High Yield Bond
Shares sold	1,500,000	$69,746,797	2,900,000	$140,178,128
Shares redeemed	(3,300,000)	(148,030,239)	(6,450,000)	(304,349,559)

Net decrease	(1,800,000)	$(78,283,442)	(3,550,000)	$(164,171,431)

International High Yield Bond
Shares sold	—	$117	300,000	$16,483,746
Shares redeemed	(300,000)	(14,769,653)	(700,000)	(36,068,137)

Net decrease	(300,000)	$(14,769,536)	(400,000)	$(19,584,391)

J.P. Morgan EM Corporate Bond
Shares sold	600,000	$29,337,745	100,000	$5,051,273
Shares redeemed	—	—	(300,000)	(14,438,785)

Net increase (decrease)	600,000	$29,337,745	(200,000)	$(9,387,512)

J.P. Morgan EM Local Currency Bond
Shares sold	6,800,000	$303,203,667	4,400,000	$206,994,308
Shares redeemed	(1,400,000)	(61,601,507)	(1,200,000)	(54,208,918)

Net increase	5,400,000	$241,602,160	3,200,000	$152,785,390

US & Intl High Yield Corp Bond
Shares sold	600,000	$29,090,655	800,000	$40,180,000
Shares redeemed	(1,400,000)	(65,168,541)	(600,000)	(29,784,598)

Net increase (decrease)	(800,000)	$(36,077,886)	200,000	$10,395,402

The consideration for the purchase of Creation Units of a fund in the Company generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Company may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Company’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the statement of assets and liabilities.

10.	LEGAL PROCEEDINGS

On June 16, 2016, investors in certain iShares funds (iShares Core S&P Small-Cap ETF, iShares Russell 1000 Growth ETF, iShares Core S&P 500 ETF, iShares Russell Mid-Cap Growth ETF, iShares Russell Mid-Cap ETF, iShares Russell Mid-Cap Value ETF, iShares Select Dividend ETF, iShares Morningstar Mid-Cap ETF, iShares Morningstar Large-Cap ETF, iShares U.S. Aerospace & Defense ETF and iShares Preferred and Income Securities ETF) filed a class action lawsuit against iShares Trust, BlackRock, Inc. and certain of its advisory affiliates, and certain directors/trustees and officers of the Funds (collectively, “Defendants”) in California State Court. The lawsuit alleges the Defendants violated federal securities laws by failing to adequately disclose in the prospectuses issued by the funds noted above the risks of using stop-loss orders in the event of a ‘flash crash’, such as the one that occurred on May 6, 2010. On September 18, 2017, the court issued a Statement of Decision holding that the Plaintiffs lack standing to assert their claims. On October 11, 2017, the court entered final judgment dismissing all of the Plaintiffs’ claims with prejudice. Plaintiffs have appealed the court’s decision.

11.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

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Supplemental Information (unaudited)

Section 19(a) Notices

The amounts and sources of distributions reported in this notice are for financial reporting purposes and are not being provided for tax reporting purposes. The actual amounts and character of the distributions for tax reporting purposes will be reported to shareholders on Form 1099-DIV which is sent to shareholders shortly after calendar year-end.

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
Emerging Markets High Yield Bond(a)	$1.839477	$—	$0.135144	$1.974621	93%	—%	7%	100%
J.P. Morgan EM Corporate Bond(a)	1.123002	—	0.024377	1.147379	98	—	2	100
US & Intl High Yield Corp Bond(a)	1.431285	—	0.049109	1.480394	97	—	3	100

(a)

The Fund estimates that it has distributed more than the amount of earned income and net realized gains; therefore, a portion of the distribution may be a return of capital. A return of capital may occur, for example, when some or all of the shareholder’s investment in the Fund is returned to the shareholder. A return of capital does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income”. When distributions exceed total return performance, the difference will incrementally reduce the Fund’s net asset value per share.

S U P P L E M E N T A L I N F O R M A T I O N	69

General Information

Electronic Delivery

Shareholders can sign up for email notifications announcing that the shareholder report or prospectus has been posted on the iShares website at www.iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to www.icsdelivery.com.
•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The iShares Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The iShares Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov. The iShares Funds also disclose their complete schedule of portfolio holdings on a daily basis on the iShares website at www.iShares.com.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at www.iShares.com; and (3) on the SEC website at www.sec.gov.

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Glossary of Terms Used in this Report

Portfolio Abbreviations — Fixed Income

LIBOR	London Interbank Offered Rate

PIK	Payment-in-kind

Currency Abbreviations

ARS	Argentine Peso

BRL	Brazilian Real

CAD	Canadian Dollar

CLP	Chilean Peso

COP	Colombian Peso

CZK	Czech Koruna

DOP	Dominican Peso

EUR	Euro

GBP	British Pound

HUF	Hungarian Forint

IDR	Indonesian Rupiah

MXN	Mexican Peso

MYR	Malaysian Ringgit

PEN	Peru Nuevo Sol

PHP	Philippine Peso

PLN	Polish Zloty

RON	Romanian Leu

RUB	New Russian Ruble

THB	Thai Baht

TRY	Turkish Lira

UYU	Uruguayan Peso

ZAR	South African Rand

G L O S S A R Y O F T E R M S U S E D I N T H I S R E P O R T	71

For more information visit www.iShares.com or call 1-800-iShares (1-800-474-2737)

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by JPMorgan Chase & Co., Markit Indices Limited or Morningstar, Inc., nor do these companies make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the companies listed above.

©2019 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

Item 2.	Code of Ethics.

Not applicable to this semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable to this semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable to this semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to this semi-annual report.

Information Classification: Confidential

Item 6.	Investments.

(a)	Schedules of investments are included as part of the reports to shareholders filed under Item 1 of this Form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the registrant.

Item 10.	Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Directors.

Item 11.	Controls and Procedures.

(a)

The President (the registrant’s Principal Executive Officer) and Treasurer and Chief Financial Officer (the registrant’s Principal Financial Officer) have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective as of a date within 90 days of the filing date of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rules 13a-15(b) or 15d-15(b) under the Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 13.	Exhibits.

(a) (1) Not applicable to this semi-annual report.

(a) (2) Section 302 Certifications are attached.

(a) (3) Not applicable.

(a) (4) Not applicable.

(b) Section 906 Certifications are attached.

Information Classification: Confidential

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares, Inc.

By: /s/ Martin Small
Martin Small, President (Principal Executive Officer)

  Date:        June 28, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Martin Small
Martin Small, President (Principal Executive Officer)

  Date:        June 28, 2019

By: /s/ Neal Andrews
Neal Andrews, Treasurer and Chief Financial Officer (Principal Financial Officer)

  Date:        June 28, 2019

Information Classification: Confidential